UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07432
                                                     ---------------------

                  Nuveen Premium Income Municipal Fund 4, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report
    April 30, 2008

                                Nuveen Investments
                                Municipal Closed-End Funds

Photo of: Small child

                                                               NUVEEN PREMIUM
                                                               INCOME MUNICIPAL
                                                               FUND, INC.
                                                               NPI

                                                               NUVEEN PREMIUM
                                                               INCOME MUNICIPAL
                                                               FUND 2, INC.
                                                               NPM

                                                               NUVEEN PREMIUM
                                                               INCOME MUNICIPAL
                                                               FUND 4, INC.
                                                               NPT




IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger


Timothy R. Schwertfeger  |  Chairman of the Board

It is with a variety of emotions that I write my last letter to Nuveen Fund shareholders. For a dozen years, it has been my privilege to communicate periodically with you through these annual and semi-annual reports about the performance and uses of your Fund. Over that time, I've tried to emphasize the central role that quality municipal bonds can play in creating attractive opportunities for current tax-free income, long-term return and portfolio diversification. I firmly believe that all our Fund shareholders, working in conjunction with a trusted financial advisor, have the potential to reach their financial objectives by using Nuveen Funds as a core component of a well-balanced portfolio.

As I noted in your Fund's last shareholder report, Nuveen Investments was acquired in November 2007 by a group led by Madison Dearborn Partners, LLC. While this event had no impact on the investment objectives, portfolio management strategies or dividend policies of your Fund, it did provide a convenient point to begin implementing a long-planned transition in the senior management team at Nuveen. As a part of this process, I will be leaving the Board of the Nuveen Funds on June 30, 2008.

In addition, Nuveen and your Fund's Board determined that Fund shareholders would be best served by having an independent director serve as the new chairman of the Fund Board. Therefore, I am very excited and pleased to report that I will be succeeded as chairman of your Nuveen Fund Board by Robert Bremner. A member of the Board since 1997, Bob is a management consultant and private investor not affiliated with Nuveen. Over the years, he has played a critical role on the Fund Board, most recently as the lead independent director, and I know Bob and the other Board members are determined to maintain the standards and commitment to quality that you have come to expect from your Nuveen investment.

Please take the time to review the Portfolio Manager's Comments, the Common Share Dividend and Share Price Information, and the Performance Overview sections of this report. All of us are grateful that you have chosen Nuveen Investments as a partner as you pursue your financial goals, and, on behalf of Bob Bremner and the other members of your Fund's Board, let me say we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
June 16, 2008

Portfolio Manager's COMMENTS

Nuveen Investments Municipal Closed-End Funds | NPI, NPM, NPT

Portfolio manager Paul Brennan reviews key investment strategies and the six-month performance of these three national Funds. With 19 years of industry experience, including 17 years at Nuveen, Paul assumed portfolio management responsibility for the three national Funds in 2006.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2008?

During this six-month period, the municipal market experienced a great deal of volatility, as issues related to the sub-prime mortgage industry had an indirect but important, influence on the municipal market's performance. Other major factors influencing the municipal market included tighter liquidity stemming from problems in the credit markets, a flight to quality driven by dislocations in the financial markets, and continued uncertainty about municipal bond insurers. We sought to capitalize on this turbulent environment by continuing to focus on relative value, using a fundamental approach to find undervalued sectors and individual credits with the potential to perform well over the long term.

As the market discounted bonds that were out of favor, such as those with lower credit quality and higher yields, we took advantage of opportunities that we considered overlooked and undervalued to selectively add these types of bonds to our portfolios, including bonds rated BBB. In addition, we believed that the steepening municipal yield curve began to offer better reward opportunities for purchases made further out on the curve. As a result, many of the additions to our portfolios emphasized longer maturities. Among the credits we added to the Funds were uninsured health care bonds, marking the first time in a while that we found bonds in this sector at attractive levels relative to their credit quality. We also added exposure to the short end of the yield curve by purchasing variable rate demand obligations (VRDOs) at very attractive yields. VRDOs are floating-rate securities that offer interest rates set daily or weekly based on an index of short-term municipal rates.

To generate cash for purchases, we selectively sold holdings with shorter durations,(1) including pre-refunded bonds,(2) at attractive prices resulting from high demand. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to






Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.


(1) Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

(2) Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

improve the Funds' overall call protection profiles. In addition, a number of our new purchases were funded with cash generated by bond redemptions.

As noted earlier, over the course of the entire reporting period, we saw the municipal yield curve steepen, as municipal bond interest rates at the short end of the curve declined while longer-term rates rose. In this environment, we continued to emphasize a disciplined approach to duration management. As part of this strategy, we use inverse floating rate securities,(3) a type of derivative financial instrument, in all three of these Funds. Inverse floaters typically provide the dual benefit of lengthening the Funds' durations to be closer to our strategic target and enhancing their income- generation capabilities. Going into this period, NPI, NPM and NPT also used forward interest rate swaps. The goal of this strategy was to help us manage the common share net asset value (NAV) volatility of these Funds without having a negative impact on their income streams or common share dividends over the short term. During this period, we removed the forward interest rate swaps from NPM and NPT.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Common Share Net Asset Value*
For periods ended 4/30/08

                            Six-Month       1-Year       5-Year      10-Year

NPI                            -1.99%       -2.52%        4.32%        5.09%
NPM                            -1.94%       -2.78%        4.22%        5.20%
NPT                            -1.47%       -1.81%        4.43%        4.49%

Lipper General
Leveraged
Municipal Debt
Funds Average(4)               -2.54%       -3.47%        4.64%        5.24%

Lehman Brothers
Municipal
Bond Index(5)                   1.47%        2.79%        4.03%        5.16%






*Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

(3) An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

(4) The Lipper General Leveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: six months, 54; 1 year, 54; 5 years, 52; and 10 years, 38. Fund and Lipper returns assume reinvestment of dividends.

(5) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

For the six months ended April 30, 2008, the cumulative returns on NAV for all three of the Funds in this report underperformed the return on the Lehman Brothers Municipal Bond Index. At the same time, the six-month returns for all three Funds outperformed the average return for their Lipper peer group.

One of the major factors impacting the six-month performance of these Funds in relation to that of the unleveraged Lehman Brothers Municipal Bond Index was the use of financial leverage. While leverage provides opportunities for additional income and total returns for common shareholders, the benefits of leveraging are tied in part to the short-term rates that leveraged Funds pay their preferred shareholders. During this period, as the yields on longer-term bonds rose and their prices correspondingly fell, declining valuations had a negative effect on performance that was magnified by the use of leverage. In addition, the Funds' borrowing costs remained relatively high, negatively impacting their total returns. (See Recent Developments in the Auction Rate Preferred Markets at the end of this commentary.)

Other key factors that influenced the Funds' returns included yield curve and duration positioning, the use of derivatives, credit exposure and sector allocations, and holdings of bonds backed by certain municipal bond insurers.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities of eight years or less, especially those maturing in two to six years, benefited the most from changes in the interest rate environment. As a result, these shorter maturity bonds generally outperformed credits with longer maturities. Bonds having the longest maturities (22 years and longer) posted the worst returns. As previously noted, one of our strategies during this period focused on adding longer maturity bonds to our portfolios as the yield curve steepened, based on our belief that these bonds offer good long-term potential. This purchase activity helped to extend the Funds' durations, which generally had a negative impact on performance during these past six months.

As mentioned earlier, all three Funds used forward interest rate swaps. In these Funds, which had durations that exceeded our strategic target, the interest rate swaps were used to synthetically shorten duration. During this period, in contrast to historical trends, the U.S. Treasury market and the municipal market moved in the opposite directions. As municipal market performance lagged the significant gains made by Treasuries, these derivatives performed poorly, hurting the performance of the three Funds. In addition, the inverse floaters used by all three of these Funds had a negative on performance. This resulted from the fact that the inverse floaters effectively increased the Funds' exposure to longer maturity bonds during a period when shorter maturities were in favor in the market. However, the inverse floaters also benefited the Funds by helping to support their income streams.

As credit spreads widened, bonds rated BBB or below posted poor returns. The underperformance of the lower credit quality sector was largely the result of risk- averse investors' flight to quality as disruptions in the financial and housing markets deepened. As of April 30, 2008, the Funds' holdings of bonds rated BBB ranged from approximately 7% in NPT to 12% in NPM. The Funds' allocations to this credit quality sector were generally higher than that of the Lehman Brothers Municipal Bond Index, and the negative impact of this greater exposure to credit risk accounted for some of the performance differential between these Funds and the index.

In general, bonds that carried any credit risk, regardless of sector, tended to perform poorly. Revenue bonds as a whole and especially the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years, underperformed the general municipal market. The housing sector also performed poorly, as did lower-rated bonds backed by the 1998 master tobacco settlement agreement.

Sectors of the market that generally contributed to the Funds' performances included general obligation bonds, water and sewer, electric utilities, and special tax issues. Pre-refunded bonds performed exceptionally well, due primarily to their shorter effective maturities and higher credit quality.

Another factor that had an impact on the performance of these Funds was their position in bonds backed by certain municipal insurers. As concern increased about the balance sheets of municipal bond insurers, prices on bonds insured by these companies declined, detracting from the performance of the Funds. On the whole, the holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES

The portfolios of investments reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. During the period covered by this report, at least one rating agency reduced the rating for AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to BB and MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed XLCA-insured bonds on "negative credit watch" and one or more rating agencies have placed each of these insurers on "negative outlook", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear'' and that many or all auction preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction preferred shares did not lower the credit quality of these shares, and auction preferred shareholders unable to sell their shares received distributions at the "maximum rate'' applicable to failed auctions as calculated in accordance with the pre-established terms of the auction preferred shares. At the time this report was prepared, the Funds' managers could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered, if ever. The Funds' managers are working diligently to refund the auction preferred shares, and have made progress in these efforts, but at present there is no assurance that these efforts will succeed. These developments generally do not affect the management or investment policies of these Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at:
http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

Common Share
Dividend and Share Price
                 INFORMATION



As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. This strategy continued to provide support for the Funds' income streams during this turbulent period. As a result, the dividends of all three of these Funds remained stable throughout the six-month reporting period ended April 30, 2008.

Due to capital gains generated by normal portfolio activity, common shareholders of the Funds received capital gains and/or net ordinary income distributions at the end of December 2007 as follows:

                                     Short-Term Capital Gains
           Long-Term Capital Gains     and/or Ordinary Income
                       (per share)                (per share)

NPI                             --                    $0.0009
NPM                        $0.0215                    $0.0040
NPT                             --                    $0.0036

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's common share NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2008, all three of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

As of April 30, 2008, the Funds' common share prices were trading at discounts to their common share NAVs as shown in the accompanying chart:

                              4/30/08                 Six-Month
                             Discount          Average Discount

NPI                            -7.02%                    -8.14%
NPM                            -7.05%                    -8.20%
NPT                            -9.98%                   -10.72%


COMMON SHARE REPURCHASE AND SHARE PRICE INFORMATION

On July 10, 2007, the Board of Directors of NPM approved an open market share repurchase program, as part of a broad, ongoing effort designed to support the market prices of the Fund's common shares. Repurchases not only help to support the market price, but because such purchases are made at a discount to NAV, they have the effect of augmenting NAV. Under the terms of the program, NPM may repurchase up to 10% of its outstanding common shares. As of April 30, 2008, NPM had repurchased 297,500 common shares, representing 0.7% of the Fund's total common shares outstanding.

NPI
Performance
OVERVIEW

Nuveen Premium
Income Municipal
Fund, Inc.
                as of April 30, 2008

Pie Chart:
Credit Quality (as a % of total investments(1)
AAA/U.S. Guaranteed              58%
AA                               17%
A                                14%
BBB                               9%
N/R                               2%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share
May                            0.059
Jun                            0.059
Jul                            0.059
Aug                            0.059
Sep                            0.059
Oct                            0.059
Nov                            0.059
Dec                            0.059
Jan                            0.059
Feb                            0.059
Mar                            0.059
Apr                            0.059

Line Chart:
Share Price Performance -- Weekly Closing Price
5/01/07                       14.35
                              14.41
                              14.31
                              14.33
                              14.21
                              14.2
                              13.82
                              13.63
                              13.66
                              13.8
                              13.83
                              13.61
                              13.6
                              13.55
                              13.5
                              13.3
                              13.23
                              13.41
                              13.48
                              13.95
                              13.68
                              13.59
                              13.61
                              13.61
                              13.42
                              13.36
                              13.12
                              13.3
                              12.8
                              12.55
                              12.82
                              13.12
                              13.21
                              12.9
                              12.71
                              13.17
                              13.66
                              13.87
                              13.63
                              13.94
                              13.79
                              13.99
                              13.17
                              12.68
                              12.41
                              13.04
                              12.96
                              13.08
                              13.18
                              13.22
                              13.32
                              13.36
                              13.26
4/30/08                       13.12


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.12
------------------------------------
Common Share
Net Asset Value               $14.11
------------------------------------
Premium/(Discount) to NAV     -7.02%
------------------------------------
Market Yield                   5.40%
------------------------------------
Taxable-Equivalent Yield(2)    7.50%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $899,956
------------------------------------
Average Effective Maturity
on Securities (Years)          15.58
------------------------------------
Leverage-Adjusted Duration     12.13
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/18/88)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.33%        -1.99%
------------------------------------
1-Year         -3.37%        -2.52%
------------------------------------
5-Year          3.89%         4.32%
------------------------------------
10-Year         5.18%         5.09%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     12.3%
------------------------------------
Texas                           9.5%
------------------------------------
New York                        9.3%
------------------------------------
Illinois                        7.3%
------------------------------------
New Jersey                      5.2%
------------------------------------
South Carolina                  4.2%
------------------------------------
Florida                         3.6%
------------------------------------
Massachusetts                   3.1%
------------------------------------
Washington                      3.1%
------------------------------------
Minnesota                       3.0%
------------------------------------
Colorado                        3.0%
------------------------------------
Alabama                         2.8%
------------------------------------
Pennsylvania                    2.8%
------------------------------------
Louisiana                       2.6%
------------------------------------
Nevada                          2.6%
------------------------------------
Michigan                        2.5%
------------------------------------
District of Columbia            2.3%
------------------------------------
Wisconsin                       2.3%
------------------------------------
Other                          18.5%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed               22.8%
------------------------------------
Tax Obligation/Limited        15.0%
------------------------------------
Health Care                   14.7%
------------------------------------
Transportation                11.1%
------------------------------------
Tax Obligation/General        11.1%
------------------------------------
Utilities                      6.7%
------------------------------------
Consumer Staples               4.2%
------------------------------------
Other                         14.4%
------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders net ordinary income distributions in December 2007 of $0.0009 per share.

NPM
Performance
OVERVIEW


Nuveen Premium
Income Municipal
Fund 2, Inc.
                as of April 30, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S.
Guaranteed                       49%
AA                               20%
A                                16%
BBB                              11%
BB or Lower                       1%
N/R                               3%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share(3)
May                           0.0575
Jun                           0.0575
Jul                           0.0575
Aug                           0.0575
Sep                           0.0575
Oct                           0.0575
Nov                           0.0575
Dec                           0.0575
Jan                           0.0575
Feb                           0.0575
Mar                           0.0575
Apr                           0.0575

Line Chart:
Share Price Performance -- Weekly Closing Price
5/01/07                       14.39
                              14.43
                              14.39
                              14.25
                              14.1
                              14.03
                              13.77
                              13.58
                              13.72
                              13.88
                              13.8
                              13.61
                              13.82
                              13.66
                              13.75
                              13.41
                              13.28
                              13.42
                              13.5
                              13.76
                              13.7
                              13.49
                              13.46
                              13.45
                              13.32
                              13.35
                              13.2
                              13.24
                              12.86
                              12.53
                              13.16
                              13.17
                              13.41
                              13.15
                              13.16
                              13.45
                              13.97
                              14.01
                              13.81
                              13.99
                              14
                              14.14
                              13.27
                              13.01
                              12.59
                              13.09
                              12.61
                              12.72
                              13.01
                              12.99
                              13
                              13.17
                              13.26
4/30/08                       13.19


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.19
------------------------------------
Common Share
Net Asset Value               $14.19
------------------------------------
Premium/(Discount) to NAV     -7.05%
------------------------------------
Market Yield                   5.23%
------------------------------------
Taxable-Equivalent Yield(2)    7.26%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $578,923
------------------------------------
Average Effective Maturity
on Securities (Years)          15.41
------------------------------------
Leverage-Adjusted Duration     13.04
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/23/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.32%        -1.94%
------------------------------------
1-Year         -3.45%        -2.78%
------------------------------------
5-Year          4.08%         4.22%
------------------------------------
10-Year         5.00%         5.20%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       10.3%
------------------------------------
California                      9.3%
------------------------------------
New York                        8.4%
------------------------------------
Texas                           7.9%
------------------------------------
South Carolina                  6.2%
------------------------------------
Washington                      6.0%
------------------------------------
Massachusetts                   4.2%
------------------------------------
New Jersey                      4.1%
------------------------------------
Louisiana                       4.0%
------------------------------------
Alabama                         3.5%
------------------------------------
Ohio                            3.2%
------------------------------------
Oklahoma                        2.8%
------------------------------------
Missouri                        2.6%
------------------------------------
Minnesota                       2.5%
------------------------------------
Michigan                        2.5%
------------------------------------
Nevada                          2.3%
------------------------------------
Wisconsin                       1.9%
------------------------------------
Other                          18.3%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed               18.3%
------------------------------------
Health Care                   16.7%
------------------------------------
Tax Obligation/Limited        16.1%
------------------------------------
Tax Obligation/General        15.2%
------------------------------------
Utilities                     11.3%
------------------------------------
Transportation                 4.8%
------------------------------------
Education and Civic
   Organizations               4.5%
------------------------------------
Other                         13.1%
------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.0255 per share.

NPT
Performance
OVERVIEW

Nuveen Premium
Income Municipal
Fund 4, Inc.
                as of April 30, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S.
Guaranteed                       61%
AA                               15%
A                                13%
BBB                               7%
BB or Lower                       2%
N/R                               2%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Share(3)
May                           0.0545
Jun                           0.0515
Jul                           0.0515
Aug                           0.0515
Sep                           0.0515
Oct                           0.0485
Nov                           0.0485
Dec                           0.0485
Jan                           0.0485
Feb                           0.0485
Mar                           0.0485
Apr                           0.0485

Line Chart:
Share Price Performance -- Weekly Closing Price
5/01/07                       13.05
                              13.08
                              13.03
                              12.9
                              12.83
                              12.89
                              12.56
                              12.17
                              12.07
                              12.22
                              12.17
                              12.06
                              12.06
                              12.12
                              12.1
                              11.81
                              11.61
                              11.78
                              11.95
                              12.37
                              12.06
                              12.04
                              12.05
                              11.85
                              11.7301
                              11.73
                              11.75
                              11.77
                              11.35
                              11.21
                              11.39
                              11.63
                              11.51
                              11.47
                              11.39
                              11.56
                              12.01
                              12.03
                              11.98
                              12.1
                              11.98
                              12.1
                              11.54
                              11.32
                              10.96
                              11.46
                              11.08
                              11.13
                              11.31
                              11.45
                              11.42
                              11.54
                              11.45
4/30/08                       11.46

FUND SNAPSHOT
------------------------------------
Common Share Price            $11.46
------------------------------------
Common Share
Net Asset Value               $12.73
------------------------------------
Premium/(Discount) to NAV     -9.98%
------------------------------------
Market Yield                   5.08%
------------------------------------
Taxable-Equivalent Yield(2)    7.06%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $550,293
------------------------------------
Average Effective Maturity
on Securities (Years)          16.10
------------------------------------
Leverage-Adjusted Duration     12.56
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/19/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.14%        -1.47%
------------------------------------
1-Year         -7.21%        -1.81%
------------------------------------
5-Year          3.37%         4.43%
------------------------------------
10-Year         4.21%         4.49%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Texas                          11.2%
------------------------------------
Illinois                       10.7%
------------------------------------
California                     10.0%
------------------------------------
Washington                      6.3%
------------------------------------
Indiana                         5.5%
------------------------------------
Louisiana                       5.1%
------------------------------------
New York                        4.9%
------------------------------------
Michigan                        4.4%
------------------------------------
Florida                         3.7%
------------------------------------
New Jersey                      2.9%
------------------------------------
Alabama                         2.7%
------------------------------------
Colorado                        2.7%
------------------------------------
South Carolina                  2.5%
------------------------------------
Rhode Island                    2.1%
------------------------------------
Ohio                            1.9%
------------------------------------
Wisconsin                       1.8%
------------------------------------
North Carolina                  1.7%
------------------------------------
Other                          19.9%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed               22.5%
------------------------------------
Health Care                   16.2%
------------------------------------
Tax Obligation/Limited        15.7%
------------------------------------
Tax Obligation/General        13.0%
------------------------------------
Utilities                      9.4%
------------------------------------
Transportation                 6.6%
------------------------------------
Water and Sewer                4.5%
------------------------------------
Other                         12.1%
------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders net ordinary income distributions in December 2007 of $0.0036 per share.

NPI
Nuveen Premium Income Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                      April 30, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.6% (2.8% OF TOTAL INVESTMENTS)

$       4,050   Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds,      6/10 at 102.00         A-        $ 4,174,092
                 Series 2000, 6.125%, 12/01/16

                Alabama Special Care Facilities Financing Authority, Revenue Bonds,
                Ascension Health, Series 2006C-2:
        1,435    5.000%, 11/15/36                                                     11/16 at 100.00        Aa1          1,417,766
        4,000    5.000%, 11/15/39                                                     11/16 at 100.00        Aa1          3,941,200

        6,000   Alabama Special Care Facilities Financing Authority, Revenue Bonds,   11/16 at 100.00        Aa1          5,911,800
                 Ascension Health, Series 2006D, 5.000%, 11/15/39

                Birmingham Special Care Facilities Financing Authority, Alabama,
                Revenue Bonds, Baptist Health System Inc., Series 2005A:
        6,000    5.250%, 11/15/20                                                     11/15 at 100.00       Baa1          5,838,720
        1,300    5.000%, 11/15/30                                                     11/15 at 100.00       Baa1          1,131,767

       12,000   Birmingham Waterworks and Sewerage Board, Alabama, Water and           1/17 at 100.00        Aaa         11,056,800
                 Sewerage Revenue Bonds, Series 2007A, 4.500%, 1/01/43 -
                 AMBAC Insured (UB)

        2,190   Courtland Industrial Development Board, Alabama, Pollution Control     6/15 at 100.00        BBB          1,910,118
                 Revenue Bonds, International Paper Company, Series 2005A,
                 5.000%, 6/01/25

        5,020   DCH Health Care Authority, Alabama, Healthcare Facilities Revenue      6/12 at 101.00         A+          5,120,651
                 Bonds, Series 2002, 5.250%, 6/01/18

        1,000   Montgomery BMC Special Care Facilities Financing Authority,           11/14 at 100.00     A3 (4)          1,110,960
                 Alabama, Revenue Bonds, Baptist Medical Center, Series 2004C,
                 5.250%, 11/15/29 (Pre-refunded 11/15/14)

------------------------------------------------------------------------------------------------------------------------------------
       42,995   Total Alabama                                                                                            41,613,874
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 2.1% (1.3% OF TOTAL INVESTMENTS)

                Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
        2,000    5.250%, 9/01/17 (Pre-refunded 9/01/13) - FGIC Insured (5)             9/13 at 100.00     AA (4)          2,214,260
        2,035    5.250%, 9/01/18 (Pre-refunded 9/01/13) - FGIC Insured                 9/13 at 100.00     AA (4)          2,253,010

        5,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/10 at 100.00        AAA          5,375,900
                 Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31
                 (Pre-refunded 6/01/10)

       10,500   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00       Baa3          8,628,480
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32

------------------------------------------------------------------------------------------------------------------------------------
       19,535   Total Alaska                                                                                             18,471,650
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.3% (0.8% OF TOTAL INVESTMENTS)

                Glendale Industrial Development Authority, Arizona, Revenue Bonds,
                John C. Lincoln Health Network, Series 2005B:
          500    5.250%, 12/01/24                                                     12/15 at 100.00        BBB            493,440
          660    5.250%, 12/01/25                                                     12/15 at 100.00        BBB            647,348

        2,910   Pima County Industrial Development Authority, Arizona, Lease           7/08 at 100.00        Aaa          3,001,811
                 Obligation Revenue Refunding Bonds, Tucson Electric Power
                 Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

        4,100   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,   6/10 at 102.00        AA-          3,680,980
                 Series 2007, 5.000%, 12/01/37

        4,130   University of Arizona, Certificates of Participation, Series 2002B,    6/12 at 100.00        AAA          4,297,885
                 5.125%, 6/01/18 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,300   Total Arizona                                                                                            12,121,464
------------------------------------------------------------------------------------------------------------------------------------


                                       15

NPI
Nuveen Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.9% (0.5% OF TOTAL INVESTMENTS)

$         480   Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds,         12/10 at 100.00        AAA        $   517,349
                 Series 2000, 5.650%, 12/01/25 (Pre-refunded 12/01/10) -
                 AMBAC Insured

        5,245   University of Arkansas, Fayetteville, Athletic Facilities Revenue      9/09 at 100.00        Aaa          5,346,124
                 Bonds, Razorback Stadium, Series 1999, 5.050%, 9/15/20 -
                 AMBAC Insured

        2,000   Washington County, Arkansas, Hospital Revenue Bonds, Washington        2/15 at 100.00        BBB          1,920,880
                 Regional Medical Center, Series 2005B, 5.000%, 2/01/25

------------------------------------------------------------------------------------------------------------------------------------
        7,725   Total Arkansas                                                                                            7,784,353
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 20.0% (12.3% OF TOTAL INVESTMENTS)

        9,200   Alameda Corridor Transportation Authority, California, Subordinate       No Opt. Call        AAA          4,964,136
                 Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 -
                 AMBAC Insured

       10,000   Anaheim Public Finance Authority, California, Public Improvement       9/17 at 100.00          A          8,855,500
                 Project Lease Bonds, Series 2007A-1, 4.375%, 3/01/37 -
                 FGIC Insured

        4,000   California Department of Water Resources, Power Supply Revenue         5/12 at 101.00        Aaa          4,508,840
                 Bonds, Series 2002A, 6.000%, 5/01/15 (Pre-refunded 5/01/12)

        5,400   California Educational Facilities Authority, Revenue Bonds,           10/15 at 100.00        AA+          5,453,622
                 University of Southern California, Series 2005, 4.750%, 10/01/28

        1,500   California Educational Facilities Authority, Revenue Bonds,           11/15 at 100.00         A2          1,500,000
                 University of the Pacific, Series 2006, 5.000%, 11/01/30

                California Health Facilities Financing Authority, Health Facility
                Revenue Bonds, Adventist Health System/West, Series 2003A:
        3,700    5.000%, 3/01/28                                                       3/13 at 100.00          A          3,595,475
        7,000    5.000%, 3/01/33                                                       3/13 at 100.00          A          6,600,790

        5,425   California Health Facilities Financing Authority, Revenue Bonds,         No Opt. Call          A          5,685,888
                 Catholic Healthcare West, Series 2004I, 4.950%, 7/01/26
                 (Mandatory put 7/01/14)

        8,560   California Health Facilities Financing Authority, Revenue Bonds,      11/15 at 100.00         A2          8,575,750
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27

        8,570   California Health Facilities Financing Authority, Revenue Bonds,       4/16 at 100.00         A+          8,302,273
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37

        3,015   California Health Facilities Financing Authority, Revenue Bonds,      11/16 at 100.00        AA-          2,942,278
                 Sutter Health, Series 2007A, 5.000%, 11/15/42

       11,395   California State Public Works Board, Lease Revenue Bonds,                No Opt. Call          A         12,301,586
                 Department of Corrections, Series 1993E, 5.500%, 6/01/15

                California Statewide Community Development Authority, Revenue
                Bonds, Daughters of Charity Health System, Series 2005A:
        1,640    5.250%, 7/01/30                                                       7/15 at 100.00       BBB+          1,518,509
        2,730    5.000%, 7/01/39                                                       7/15 at 100.00       BBB+          2,350,257

        5,000   California Statewide Community Development Authority,                  7/18 at 100.00        AA-          5,195,050
                 Revenue Bonds, St. Joseph Health System, Series 2007A,
                 5.750%, 7/01/47 - FGIC Insured

        4,000   California, Economic Recovery Revenue Bonds, Series 2004A,               No Opt. Call        AA+          4,410,880
                 5.250%, 7/01/14

                California, General Obligation Bonds, Series 2004:
        2,000    5.125%, 2/01/25                                                       2/14 at 100.00         A+          2,044,280
       10,000    5.125%, 2/01/26                                                       2/14 at 100.00         A+         10,196,200

        3,575   Chula Vista, California, Industrial Development Revenue Bonds,         6/14 at 102.00         A2          3,640,709
                 San Diego Gas and Electric Company, Series 1996A,
                 5.300%, 7/01/21

        4,890   Clovis Unified School District, Fresno County, California, General       No Opt. Call        AAA          1,891,159
                 Obligation Bonds, Series 2006B, 0.000%, 8/01/26 - MBIA Insured


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
$       7,000    5.000%, 6/01/33                                                       6/17 at 100.00        BBB        $ 5,977,090
        2,000    5.750%, 6/01/47                                                       6/17 at 100.00        BBB          1,795,780

        5,000   Kern Community College District, California, General Obligation          No Opt. Call        AAA          2,186,300
                 Bonds, Series 2006, 0.000%, 11/01/24 - FSA Insured

        5,470   Los Angeles Harbors Department, California, Revenue Bonds,             8/16 at 102.00         AA          5,441,994
                 Series 2006A, 5.000%, 8/01/22 - FGIC Insured (Alternative
                 Minimum Tax)

          965   Martinez, California, Home Mortgage Revenue Bonds,                       No Opt. Call        AAA          1,246,105
                 Series 1983A, 10.750%, 2/01/16 (ETM)

       18,480   Pomona, California, GNMA/FNMA Collateralized Securities                  No Opt. Call        AAA         23,404,730
                 Program Single Family Mortgage Revenue Bonds, Series 1990A,
                 7.600%, 5/01/23 (ETM)

        5,000   Rancho Mirage Joint Powers Financing Authority, California,            7/14 at 100.00     A3 (4)          5,657,950
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.875%, 7/01/26 (Pre-refunded 7/01/14)

        2,000   Redwood City School District, San Mateo County, California,            7/12 at 100.00         A+          2,005,120
                 General Obligation Bonds, Series 2002, 5.000%, 7/15/27 -
                 FGIC Insured

        3,700   Sacramento Municipal Utility District, California, Electric Revenue    8/13 at 100.00        AAA          3,815,884
                 Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured

                San Diego County, California, Certificates of Participation, Burnham
                Institute, Series 2006:
          400    5.000%, 9/01/21                                                       9/15 at 102.00       Baa3            384,348
          445    5.000%, 9/01/23                                                       9/15 at 102.00       Baa3            420,133

        3,500   San Diego Unified Port District, California, Revenue Bonds,            9/14 at 100.00        AAA          3,541,440
                 Series 2004B, 5.000%, 9/01/29 - MBIA Insured

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Revenue Refunding Bonds, Series 1997A:
       10,450    0.000%, 1/15/31 - MBIA Insured                                          No Opt. Call        AAA          2,693,697
        7,150    0.000%, 1/15/32 - MBIA Insured                                          No Opt. Call        AAA          1,728,298
       50,400    0.000%, 1/15/34 - MBIA Insured                                          No Opt. Call        AAA         10,753,344
       24,025    0.000%, 1/15/36 - MBIA Insured                                          No Opt. Call        AAA          4,533,277

------------------------------------------------------------------------------------------------------------------------------------
      257,585   Total California                                                                                         180,118,672
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 4.8% (3.0% OF TOTAL INVESTMENTS)

        2,500   Centennial Water and Sanitation District, Colorado, Water and         12/14 at 100.00        AA-          2,602,275
                 Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/21 -
                 FGIC Insured

          690   Colorado Educational and Cultural Facilities Authority, Charter        9/15 at 100.00          A            715,682
                 School Revenue Bonds, Bromley School, Series 2005,
                 5.125%, 9/15/20 - XLCA Insured

        2,125   Colorado Health Facilities Authority, Revenue Bonds, Evangelical       6/16 at 100.00         A-          2,000,836
                 Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29

        1,000   Colorado Health Facilities Authority, Revenue Bonds, Parkview          9/14 at 100.00         A3            981,740
                 Medical Center, Series 2004, 5.000%, 9/01/25

          800   Colorado Health Facilities Authority, Revenue Bonds, Poudre            3/15 at 100.00       BBB+            762,296
                 Valley Health Care, Series 2005F, 5.000%, 3/01/25

          130   Colorado Housing Finance Authority, Single Family Program              5/08 at 105.00        Aaa            132,553
                 Senior Bonds, Series 1997B-2, 7.000%, 5/01/26
                 (Alternative Minimum Tax)

          110   Colorado Housing Finance Authority, Single Family Program              5/08 at 105.00        Aaa            111,822
                 Senior Bonds, Series 1997C-2, 6.875%, 11/01/28
                 (Alternative Minimum Tax)

          490   Colorado Housing Finance Authority, Single Family Program              4/10 at 105.00         AA            525,128
                 Senior Bonds, Series 2000B-2, 7.250%, 10/01/31
                 (Alternative Minimum Tax)


                                       17

NPI
Nuveen Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       8,385   Denver City and County, Colorado, Airport System Revenue Bonds,          No Opt. Call         A+        $ 9,346,089
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

       19,810   Denver, Colorado, Excise Tax Revenue Bonds, Convention Center,         3/11 at 100.00        AAA         21,343,094
                 Series 2001A, 5.500%, 9/01/18 (Pre-refunded 3/01/11) -
                 FSA Insured

       20,500   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call        AAA          4,898,065
                 Series 2000B, 0.000%, 9/01/32 - MBIA Insured

           32   El Paso County, Colorado, FNMA Mortgage-Backed Single Family             No Opt. Call        Aaa             33,887
                 Revenue Refunding Bonds, Series 1992A-2, 8.750%, 6/01/11

------------------------------------------------------------------------------------------------------------------------------------
       56,572   Total Colorado                                                                                           43,453,467
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.5% (0.3% OF TOTAL INVESTMENTS)

        1,930   Connecticut, General Obligation Bonds, Series 2001C,                     No Opt. Call         AA          2,214,077
                 5.500%, 12/15/16

        2,310   Greater New Haven Water Pollution Control Authority, Connecticut,     11/15 at 100.00        AAA          2,350,587
                 Regional Wastewater System Revenue Bonds, Series 2005A,
                 5.000%, 11/15/30 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,240   Total Connecticut                                                                                         4,564,664
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 3.8% (2.3% OF TOTAL INVESTMENTS)

        4,460   District of Columbia Housing Finance Agency, GNMA Collateralized       6/08 at 100.00        AAA          4,523,733
                 Single Family Mortgage Revenue Bonds, Series 1988E-4,
                 6.375%, 6/01/26 (Alternative Minimum Tax)

        9,505   District of Columbia, General Obligation Bonds, Series 1998B,            No Opt. Call        AAA         11,011,352
                 6.000%, 6/01/20 - MBIA Insured

                District of Columbia, Revenue Bonds, Georgetown University,
                Series 2001A:
       14,105    0.000%, 4/01/24 (Pre-refunded 4/01/11) - MBIA Insured                  4/11 at 47.66        AAA          6,156,833
        7,625    0.000%, 4/01/25 (Pre-refunded 4/01/11) - MBIA Insured                  4/11 at 44.82        AAA          3,130,520
       16,665    0.000%, 4/01/32 (Pre-refunded 4/01/11) - MBIA Insured                  4/11 at 29.23        AAA          4,462,387

        2,130   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00        Aaa          1,759,550
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                 Residuals 1606, 8.033%, 10/01/30 - AMBAC Insured (IF)

        3,335   Washington DC Convention Center Authority, Dedicated Tax              10/16 at 100.00        Aaa          2,754,977
                 Revenue Bonds, Residual Series 1730, 1731, 1736,
                 5.234%, 10/01/30 - AMBAC Insured (IF)

------------------------------------------------------------------------------------------------------------------------------------
       57,825   Total District of Columbia                                                                               33,799,352
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 5.8% (3.6% OF TOTAL INVESTMENTS)

        4,225   Brevard County Health Facilities Authority, Florida, Revenue           4/16 at 100.00          A          4,188,243
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/24

        8,000   Hillsborough County Aviation Authority, Florida, Revenue Bonds,       10/13 at 100.00        AAA          8,223,440
                 Tampa International Airport, Series 2003A, 5.375%, 10/01/16 -
                 MBIA Insured (Alternative Minimum Tax)

        5,400   Hillsborough County Industrial Development Authority, Florida,         4/10 at 101.00        N/R          5,259,600
                 Exempt Facilities Remarketed Revenue Bonds, National Gypsum
                 Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)

       19,750   Miami-Dade County Expressway Authority, Florida, Toll System           7/16 at 100.00        AAA         18,397,123
                 Revenue Bonds, Series 2006, 4.500%, 7/01/33 - AMBAC Insured

        5,000   Orange County Health Facilities Authority, Florida, Hospital          11/10 at 101.00     A+ (4)          5,514,250
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)

        6,910   South Miami Health Facilities Authority, Florida, Hospital Revenue,    8/17 at 100.00        AA-          6,743,400
                 Baptist Health System Obligation Group, Series 2007,
                 5.000%, 8/15/42

        1,785   Tallahassee, Florida, Energy System Revenue Bonds, Series 2005,       10/15 at 100.00        AAA          1,828,251
                 5.000%, 10/01/28 - MBIA Insured

        2,375   Volusia County School Board, Florida, Certificates of Participation,   8/15 at 100.00        Aaa          2,468,480
                 Series 2005B, 5.000%, 8/01/22 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       53,445   Total Florida                                                                                            52,622,787
------------------------------------------------------------------------------------------------------------------------------------


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.6% (1.0% OF TOTAL INVESTMENTS)

$       2,625   Fulton County Development Authority, Georgia, Revenue Bonds,           5/14 at 100.00        AAA        $ 2,745,120
                 Georgia Tech Molecular Science Building, Series 2004,
                 5.250%, 5/01/24 - MBIA Insured

        6,025   Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding           1/14 at 100.00        AAA          6,474,766
                 Certificates, Series 2003, 5.250%, 1/01/20 - FSA Insured

        4,845   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax         No Opt. Call        AAA          5,603,872
                 Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,495   Total Georgia                                                                                            14,823,758
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 1.2% (0.7% OF TOTAL INVESTMENTS)

       10,000   Hawaii, General Obligation Bonds, Series 2003DA,                       9/13 at 100.00        AAA         10,646,600
                 5.250%, 9/01/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                IDAHO - 0.8% (0.5% OF TOTAL INVESTMENTS)

        5,000   Boise City, Idaho, Airport Revenue Certificates of Participation,      9/10 at 100.00         A1          5,010,450
                 Series 2000, 5.500%, 9/01/25 - FGIC Insured
                 (Alternative Minimum Tax)

        2,185   Madison County, Idaho, Hospital Revenue Certificates of                9/16 at 100.00       BBB-          1,907,024
                 Participation, Madison Memorial Hospital, Series 2006,
                 5.250%, 9/01/30

------------------------------------------------------------------------------------------------------------------------------------
        7,185   Total Idaho                                                                                               6,917,474
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 11.9% (7.3% OF TOTAL INVESTMENTS)

                Chicago Board of Education, Illinois, Unlimited Tax General Obligation
                Bonds, Dedicated Tax Revenues, Series 1998B-1:
        8,890    0.000%, 12/01/16 - FGIC Insured                                         No Opt. Call        AA-          6,133,922
       10,000    0.000%, 12/01/20 - FGIC Insured                                         No Opt. Call        AA-          5,424,000
       10,130    0.000%, 12/01/24 - FGIC Insured                                         No Opt. Call        AA-          4,337,463

                Chicago Board of Education, Illinois, Unlimited Tax General
                Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
       15,000    0.000%, 12/01/21 - FGIC Insured                                         No Opt. Call        AA-          7,637,850
       10,000    0.000%, 12/01/23 - FGIC Insured                                         No Opt. Call        AA-          4,540,800

       26,350   Chicago Greater Metropolitan Area Sanitary District, Illinois,        12/16 at 100.00        Aaa         29,397,378
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/35
                 (Pre-refunded 12/01/16) (UB)

          125   Chicago, Illinois, FNMA/GNMA Collateralized Single Family              9/08 at 104.00        Aaa            129,255
                 Mortgage Revenue Bonds, Series 1997B, 6.950%, 9/01/28
                 (Alternative Minimum Tax)

        8,740   Illinois Development Finance Authority, Pollution Control Revenue      8/08 at 100.00        AAA          8,745,768
                 Refunding Bonds, Illinois Power Company, Series 1994A,
                 5.700%, 2/01/24 - MBIA Insured

                Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
                Series 2004:
        1,050    5.250%, 11/15/22                                                      5/14 at 100.00          A          1,039,458
        3,000    5.250%, 11/15/23                                                      5/14 at 100.00          A          2,959,200

          985   Illinois Finance Authority, Revenue Bonds, Proctor Hospital,           1/16 at 100.00       BBB-            896,823
                 Series 2006, 5.125%, 1/01/25

        1,225   Illinois Health Facilities Authority, Revenue Bonds, Condell Medical   5/12 at 100.00       Baa3          1,171,517
                 Center, Series 2002, 5.500%, 5/15/32

        9,820   Illinois Health Facilities Authority, Revenue Bonds, Sherman Health    8/08 at 100.50        AAA          9,969,853
                 Systems, Series 1997, 5.250%, 8/01/27 - AMBAC Insured

        1,000   Lombard Public Facilities Corporation, Illinois, Second Tier           1/16 at 100.00        AA-            985,920
                 Conference Center and Hotel Revenue Bonds, Series 2005B,
                 5.250%, 1/01/30

       10,040   Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,     No Opt. Call         A1          7,535,120
                 McCormick Place Expansion Project, Series 1992A,
                 0.000%, 6/15/15 - FGIC Insured

        9,200   Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,  12/09 at 101.00        AAA          9,537,732
                 McCormick Place Expansion Project, Series 1999A,
                 5.500%, 12/15/24 - FGIC Insured


                                       19

NPI
Nuveen Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       3,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,     No Opt. Call        AAA        $ 3,790,980
                 McCormick Place Hospitality Facility, Series 1996A,
                 7.000%, 7/01/26 (ETM)

        3,000   Upper Illinois River Valley Development Authority, Healthcare         12/11 at 101.00       BBB+          3,131,520
                 Facilities Revenue Bonds, Morris Hospital, Series 2001,
                 6.625%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
      131,555   Total Illinois                                                                                           107,364,559
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 1.2% (0.7% OF TOTAL INVESTMENTS)

        2,005   Hamilton County Public Building Corporation, Indiana, First            8/14 at 100.00        AAA          2,082,213
                 Mortgage Bonds, Series 2004, 5.000%, 8/01/22 - FSA Insured

        7,965   Wawasee Community School Corporation, Indiana, First Mortgage          1/12 at 101.00     AA (4)          8,824,105
                 Bonds, New Elementary and Remodeling Building Corporation,
                 Series 2000, 5.750%, 1/15/20 (Pre-refunded 1/15/12)

------------------------------------------------------------------------------------------------------------------------------------
        9,970   Total Indiana                                                                                            10,906,318
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 2.0% (1.2% OF TOTAL INVESTMENTS)

                Des Moines, Iowa, General Obligation Bonds, Series 2000D:
        1,215    5.750%, 6/01/17 - MBIA Insured                                        6/08 at 100.00        AAA          1,218,827
        1,410    5.800%, 6/01/18 - MBIA Insured                                        6/08 at 100.00        AAA          1,414,498

        2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis              7/10 at 100.00         A1          2,051,460
                 Medical Center, Series 2000, 6.250%, 7/01/25

        3,860   Iowa Finance Authority, Industrial Remarketed Revenue Refunding          No Opt. Call        AAA          4,662,185
                 Bonds, Urbandale Hotel Corporation, Series 1989A,
                 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)

       10,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement             6/15 at 100.00        BBB          8,550,600
                 Revenue Bonds, Series 2005C, 5.500%, 6/01/42

------------------------------------------------------------------------------------------------------------------------------------
       18,485   Total Iowa                                                                                               17,897,570
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.7% (0.4% OF TOTAL INVESTMENTS)

        6,000   Kansas Department of Transportation, Highway Revenue Bonds,            3/14 at 100.00        AAA          6,287,280
                 Series 2004A, 5.000%, 3/01/21
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 0.9% (0.5% OF TOTAL INVESTMENTS)

        3,770   Kentucky Turnpike Authority, Economic Development Road Revenue         7/15 at 100.00        AAA          3,895,843
                 Bonds, Revitalization Project, Series 2005B, 5.000%, 7/01/24 -
                 AMBAC Insured

                Marshall County School District Finance Corporation, Kentucky,
                School Building Revenue Bonds, Series 2004:
        1,210    5.000%, 6/01/19 - AMBAC Insured                                       6/14 at 100.00        Aaa          1,277,288
        1,270    5.000%, 6/01/20 - AMBAC Insured                                       6/14 at 100.00        Aaa          1,330,757
        1,335    5.000%, 6/01/21 - AMBAC Insured                                       6/14 at 100.00        Aaa          1,390,336

------------------------------------------------------------------------------------------------------------------------------------
        7,585   Total Kentucky                                                                                            7,894,224
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 3.8% (2.3% OF TOTAL INVESTMENTS)

        2,915   Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special    12/12 at 100.00        AAA          3,203,818
                 Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/19 (Pre-refunded 12/01/12) - AMBAC Insured

          185   Louisiana Housing Finance Agency, Single Family Mortgage               9/09 at 101.00        Aaa            191,895
                 Revenue Bonds, Series 2000A, 7.450%, 12/01/31
                 (Alternative Minimum Tax)

        4,950   Louisiana Public Facilities Authority, Extended Care Facilities          No Opt. Call        BBB          5,764,721
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14

          555   Louisiana Public Facilities Authority, Extended Care Facilities          No Opt. Call    N/R (4)            687,157
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14 (ETM)


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA (continued)

$       2,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,         8/15 at 100.00         A+        $ 2,005,840
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/31

        5,800   Louisiana Public Facilities Authority, Revenue Bonds, Ochsner          5/17 at 100.00         A3          5,572,640
                 Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47

                Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                Series 2005A:
        1,200    5.000%, 5/01/25 - FGIC Insured                                        5/15 at 100.00        AA-          1,222,704
        2,210    5.000%, 5/01/26 - FGIC Insured                                        5/15 at 100.00        AA-          2,249,161
        2,500    5.000%, 5/01/27 - FGIC Insured                                        5/15 at 100.00        AA-          2,539,850

                Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                Series 2006:
          930    4.750%, 5/01/39 - FSA Insured (UB)                                    5/16 at 100.00        Aaa            919,593
       10,105    4.500%, 5/01/41 - FGIC Insured (UB)                                   5/16 at 100.00        Aa3          9,573,578

------------------------------------------------------------------------------------------------------------------------------------
       33,350   Total Louisiana                                                                                          33,930,957
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 1.0% (0.6% OF TOTAL INVESTMENTS)

        2,200   Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue       9/16 at 100.00         A-          2,102,078
                 Bonds, Series 2006A, 5.250%, 9/01/27 - XLCA Insured

        3,560   Maryland Health and Higher Educational Facilities Authority,           7/16 at 100.00        Aaa          3,500,085
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 4.750%, 7/01/36 - MBIA Insured (UB)

        3,600   Montgomery County Housing Opportunities Commission, Maryland,          7/10 at 100.00        Aaa          3,646,152
                 Multifamily Housing Development Bonds, Series 2000B,
                 6.200%, 7/01/30 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,360   Total Maryland                                                                                            9,248,315
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 5.1% (3.1% OF TOTAL INVESTMENTS)

          840   Massachusetts Bay Transportation Authority, Assessment Bonds,          7/10 at 100.00        AAA            864,982
                 Series 2000A, 5.250%, 7/01/30

                Massachusetts Bay Transportation Authority, Assessment Bonds,
                Series 2000A:
        7,900    5.250%, 7/01/30 (Pre-refunded 7/01/10)                                7/10 at 100.00        AAA          8,372,025
        1,260    5.250%, 7/01/30 (Pre-refunded 7/01/10)                                7/10 at 100.00    Aa1 (4)          1,335,285

        8,505   Massachusetts Housing Finance Agency, Rental Housing Mortgage          1/11 at 100.00        AAA          8,558,326
                 Revenue Bonds, Series 2001A, 5.850%, 7/01/35 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,825   Massachusetts Industrial Finance Agency, Resource Recovery            12/08 at 102.00        BBB          2,831,921
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

       13,000   Massachusetts Water Pollution Abatement Trust, Pooled Loan             8/16 at 100.00        Aaa         12,055,490
                 Program Bonds, Series 12, 4.375%, 8/01/36 (UB)

        5,960   Massachusetts Water Resources Authority, General Revenue               8/17 at 100.00        AAA          6,350,559
                 Bonds, Series 2005A, 5.250%, 8/01/25 - MBIA Insured

        1,845   Massachusetts Water Resources Authority, General Revenue               2/17 at 100.00        Aaa          1,453,602
                 Bonds, Series 2007, Residual Trust 7039, 4.069%, 8/01/46 -
                 FSA Insured (IF)

        3,820   Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,         1/14 at 100.00      A (4)          4,168,078
                 Series 2004, 5.250%, 1/01/24 (Pre-refunded 1/01/14) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       45,955   Total Massachusetts                                                                                      45,990,268
------------------------------------------------------------------------------------------------------------------------------------


                                       21

NPI
Nuveen Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.0% (2.5% OF TOTAL INVESTMENTS)

                Detroit, Michigan, General Obligation Bonds, Series 2003A:
$       3,565    5.250%, 4/01/22 - XLCA Insured                                        4/13 at 100.00         A-        $ 3,618,796
        1,275    5.250%, 4/01/23 - XLCA Insured                                        4/13 at 100.00         A-          1,289,803

        3,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,              7/15 at 100.00        BBB          2,987,760
                 Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35

        6,600   Michigan Housing Development Authority, Limited Obligation             7/08 at 101.00        AAA          6,640,128
                 Multifamily Mortgage Revenue Refunding Bonds, Forest Hills
                 Regency Square Project, Series 1999A, 5.750%, 7/01/29

       10,000   Michigan State Building Authority, Revenue Refunding Bonds,           10/13 at 100.00        AAA         10,278,400
                 Facilities Program, Series 2003II, 5.000%, 10/15/23 -
                 MBIA Insured

        4,000   Michigan State Hospital Finance Authority, Revenue Bonds,             12/16 at 100.00         AA          3,988,840
                 Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31

          850   Monroe County Hospital Finance Authority, Michigan, Mercy              6/16 at 100.00       Baa3            732,207
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.500%, 6/01/35

        6,390   Wayne County, Michigan, Airport Revenue Bonds, Detroit                12/12 at 100.00         A2          6,454,795
                 Metropolitan Airport, Series 2002D, 5.500%, 12/01/19 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       35,680   Total Michigan                                                                                           35,990,729
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 4.9% (3.0% OF TOTAL INVESTMENTS)

       13,650   Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc.,     7/14 at 100.00         A-         13,411,808
                 Series 2004, 4.950%, 7/01/22

        2,000   Duluth Economic Development Authority, Minnesota, Healthcare           2/14 at 100.00     A- (4)          2,223,740
                 Facilities Revenue Bonds, Benedictine Health System - St. Mary's
                 Duluth Clinic, Series 2004, 5.375%, 2/15/22 (Pre-refunded 2/15/14)

                Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing
                Revenue Bonds, Rolling Hills Project, Series 2001A:
        1,000    6.150%, 8/20/31                                                       8/11 at 105.00        Aaa          1,066,800
        2,000    6.200%, 2/20/43                                                       8/11 at 105.00        Aaa          2,123,160

           90   Minnesota Agricultural and Economic Development Board,                 5/08 at 102.00        AAA             91,932
                 Healthcare System Revenue Bonds, Fairview Hospital and
                 Healthcare Services, Series 1997A, 5.750%, 11/15/26 -
                 MBIA Insured

        1,335   Minnesota Higher Education Facilities Authority, Revenue Bonds,        4/16 at 100.00         A2          1,348,857
                 University of St. Thomas, Series 2006-6I, 5.000%, 4/01/23

        1,500   Minnesota Municipal Power Agency, Electric Revenue Bonds,             10/14 at 100.00         A3          1,541,850
                 Series 2004A, 5.250%, 10/01/24

        1,545   St. Paul Housing and Redevelopment Authority, Minnesota,              11/15 at 100.00       Baa3          1,565,023
                 Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25

       17,370   St. Paul Housing and Redevelopment Authority, Minnesota,              11/15 at 103.00        AAA         20,846,951
                 Sales Tax Revenue Refunding Bonds, Civic Center Project,
                 Series 1996, 7.100%, 11/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       40,490   Total Minnesota                                                                                          44,220,121
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.8% (0.5% OF TOTAL INVESTMENTS)

        6,875   Mississippi Hospital Equipment and Facilities Authority, Revenue       9/14 at 100.00         AA          6,911,575
                 Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 1.7% (1.1% OF TOTAL INVESTMENTS)

        2,000   Cole County Industrial Development Authority, Missouri, Revenue        2/14 at 100.00        N/R          1,991,340
                 Bonds, Lutheran Senior Services - Heisinger Project, Series 2004,
                 5.250%, 2/01/24

          500   Hannibal Industrial Development Authority, Missouri, Health            3/16 at 100.00       BBB+            487,780
                 Facilities Revenue Bonds, Hannibal Regional Hospital,
                 Series 2006, 5.000%, 3/01/22


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI (continued)

                Missouri Development Finance Board, Infrastructure Facilities
                Revenue Bonds, Branson Landing Project, Series 2005A:
$       1,565    6.000%, 6/01/20                                                         No Opt. Call       BBB+        $ 1,669,699
        1,260    5.000%, 6/01/35                                                       6/15 at 100.00       BBB+          1,112,933

        1,500   Missouri Health and Educational Facilities Authority, Revenue          6/11 at 101.00        AAA          1,566,705
                 Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/21 -
                 AMBAC Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        1,500    5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured                6/11 at 101.00        AAA          1,624,530
        4,150    5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured                6/11 at 101.00        AAA          4,494,533

          225   Missouri Housing Development Commission, GNMA/FNMA                     9/08 at 104.00        AAA            229,282
                 Single Family Mortgage Revenue Bonds, Homeownership Loan
                 Program, Series 1996C, 7.450%, 9/01/27
                 (Alternative Minimum Tax)

        2,220   Missouri Housing Development Commission, Single Family                 3/09 at 103.00        AAA          2,249,815
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       14,920   Total Missouri                                                                                           15,426,617
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        7,260   Omaha Public Power District, Nebraska, Separate Electric               2/17 at 100.00        Aaa          7,186,021
                 System Revenue Bonds, Nebraska City 2, Series 2006A,
                 5.000%, 2/01/49 - AMBAC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 4.3% (2.6% OF TOTAL INVESTMENTS)

       10,410   Clark County School District, Nevada, General Obligation Bonds,        6/12 at 100.00        AAA         11,444,546
                 Series 2002C, 5.500%, 6/15/18 (Pre-refunded 6/15/12) -
                 MBIA Insured

       15,000   Clark County, Nevada, General Obligation Bank Bonds,                   6/11 at 100.00    AA+ (4)         16,135,050
                 Southern Nevada Water Authority Loan, Series 2001,
                 5.250%, 6/01/26 (Pre-refunded 6/01/11) - FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                2000:
        6,425    0.000%, 1/01/29 - AMBAC Insured                                         No Opt. Call        AAA          1,585,754
       12,000    5.375%, 1/01/40 - AMBAC Insured                                       1/10 at 100.00        AAA          9,588,000

------------------------------------------------------------------------------------------------------------------------------------
       43,835   Total Nevada                                                                                             38,753,350
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 0.1% (0.0% OF TOTAL INVESTMENTS)

          455   New Hampshire Housing Finance Authority, Single Family                 7/08 at 100.00        Aa2            461,566
                 Mortgage Acquisition Revenue Bonds, Series 1996B,
                 6.400%, 1/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 8.4% (5.2% OF TOTAL INVESTMENTS)

       10,150   Delaware River Port Authority, Pennsylvania and New Jersey,            1/10 at 100.00        AAA         10,451,252
                 Revenue Bonds, Port District Project, Series 1999B,
                 5.625%, 1/01/26 - FSA Insured

        8,000   Essex County Improvement Authority, New Jersey, General               10/10 at 100.00     A1 (4)          8,640,480
                 Obligation Guaranteed Lease Revenue Bonds, County
                 Correctional Facility Project, Series 2000, 6.000%, 10/01/25
                 (Pre-refunded 10/01/10) - FGIC Insured

          500   Middlesex County Improvement Authority, New Jersey, Senior               No Opt. Call       Baa3            476,900
                 Revenue Bonds, Heldrich Center Hotel/Conference Center
                 Project, Series 2005A, 5.000%, 1/01/15

                New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2005P:
        3,655    5.250%, 9/01/24                                                       9/15 at 100.00        AA-          3,845,426
        2,000    5.250%, 9/01/26                                                       9/15 at 100.00        AA-          2,091,440


                                       23

NPI
Nuveen Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY (continued)

$         800   New Jersey Health Care Facilities Financing Authority,                 7/18 at 100.00       Baa2        $   780,056
                 New Jersey, Revenue Bonds, Saint Peters University Hospital,
                 Series 2007, 5.750%, 7/01/37

        3,890   New Jersey Housing and Mortgage Finance Agency, Home                  10/08 at 100.75        AAA          3,909,839
                 Buyer Program Revenue Bonds, Series 1997U, 5.850%, 4/01/29 -
                 MBIA Insured (Alternative Minimum Tax)

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
        5,410    5.500%, 6/15/20 (Pre-refunded 6/15/13)                                6/13 at 100.00        AAA          6,039,183
        9,250    5.500%, 6/15/23 (Pre-refunded 6/15/13)                                6/13 at 100.00        AAA         10,325,775

        3,850   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call        AA-          4,262,720
                 System Bonds, Series 2006A, 5.250%, 12/15/20

                New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
        3,915    6.000%, 1/01/14 - MBIA Insured (ETM)                                    No Opt. Call        AAA          4,486,707
        7,585    6.000%, 1/01/14 - MBIA Insured (ETM)                                    No Opt. Call        AAA          8,692,638

        2,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00          A          2,573,775
                 5.000%, 1/01/19 - FGIC Insured

        9,130   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,            1/15 at 100.00        AAA          9,448,454
                 5.000%, 1/01/25 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       70,635   Total New Jersey                                                                                         76,024,645
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 0.8% (0.5% OF TOTAL INVESTMENTS)

          600   New Mexico Mortgage Finance Authority, Single Family Mortgage          3/10 at 102.50        AAA            608,700
                 Program Bonds, Series 2000D-2, 6.850%, 9/01/31
                 (Alternative Minimum Tax)

        5,585   Santa Fe County, New Mexico, Correctional System Gross                   No Opt. Call        AAA          6,466,872
                 Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,185   Total New Mexico                                                                                          7,075,572
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 15.2% (9.3% OF TOTAL INVESTMENTS)

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2004A:
        1,000    5.250%, 7/01/22                                                       7/14 at 100.00         A+          1,050,390
          500    5.250%, 7/01/24                                                       7/14 at 100.00         A+            521,615

        1,025   Dormitory Authority of the State of New York, Revenue Bonds,           7/14 at 100.00        AAA          1,144,484
                 University of Rochester, Series 2004A, 5.250%, 7/01/20
                 (Pre-refunded 7/01/14)

        1,995   Dormitory Authority of the State of New York, State and Local          7/14 at 100.00        AA-          2,114,919
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2004B, 5.250%, 7/01/20

        2,335   Dormitory Authority of the State of New York, State Personal           3/15 at 100.00        AAA          2,429,871
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 -
                 AMBAC Insured

        6,915   Hudson Yards Infrastructure Corporation, New York, Revenue             2/17 at 100.00        Aaa          6,451,073
                 Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

        6,000   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-          6,240,600
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35

        5,100   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00        Aaa          4,715,205
                 Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        7,000    5.000%, 12/01/23 - FGIC Insured                                       6/16 at 100.00         A-          7,172,760
        5,000    5.000%, 12/01/24 - FGIC Insured                                       6/16 at 100.00         A-          5,103,100

        3,900   Metropolitan Transportation Authority, New York, Transportation       11/15 at 100.00        AAA          3,948,789
                 Revenue Bonds, Series 2005B, 5.000%, 11/15/30 -
                 AMBAC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       5,780   Metropolitan Transportation Authority, New York, Transportation       11/15 at 100.00          A        $ 5,826,818
                 Revenue Bonds, Series 2005F, 5.000%, 11/15/30

        3,000   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00          A          3,066,780
                 Revenue Refunding Bonds, Series 2002A, 5.125%, 11/15/21 -
                 FGIC Insured

                New York City Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, United Jewish Appeal - Federation of
                Jewish Philanthropies of New York Inc., Series 2004A:
        2,185    5.250%, 7/01/20                                                       7/14 at 100.00        Aa1          2,343,019
        2,050    5.250%, 7/01/21                                                       7/14 at 100.00        Aa1          2,183,804
        2,420    5.250%, 7/01/22                                                       4/14 at 100.00        Aa1          2,556,706
        1,370    5.250%, 7/01/24                                                       4/14 at 100.00        Aa1          1,437,514

       12,500   New York City, New York, General Obligation Bonds,                    10/13 at 100.00         AA         12,991,875
                 Fiscal Series 2003D, 5.250%, 10/15/22

          525   New York City, New York, General Obligation Bonds,                     6/13 at 100.00        AAA            550,552
                 Fiscal Series 2003J, 5.500%, 6/01/23

        4,475   New York City, New York, General Obligation Bonds,                     6/13 at 100.00        AAA          4,996,740
                 Fiscal Series 2003J, 5.500%, 6/01/23 (Pre-refunded 6/01/13)

        6,000   New York City, New York, General Obligation Bonds,                     8/14 at 100.00         AA          6,319,020
                 Fiscal Series 2004C, 5.250%, 8/15/20

        7,960   New York City, New York, General Obligation Bonds,                     4/15 at 100.00         AA          8,184,552
                 Fiscal Series 2005M, 5.000%, 4/01/24

       11,515   New York Convention Center Development Corporation,                   11/15 at 100.00        Aaa         11,526,170
                 Hotel Unit Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 -
                 AMBAC Insured (UB)

          650   New York Counties Tobacco Trust I, Tobacco Settlement                  6/10 at 101.00        BBB            667,440
                 Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35

        1,350   New York Counties Tobacco Trust I, Tobacco Settlement                  6/10 at 101.00        AAA          1,476,077
                 Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35
                 (Pre-refunded 6/01/10)

        7,400   New York State Tobacco Settlement Financing Corporation,               6/10 at 100.00        AA-          7,630,214
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

        6,460   New York State Urban Development Corporation, State Personal           3/14 at 100.00        AAA          6,648,309
                 Income Tax Revenue Bonds, Series 2004A-1, 5.000%, 3/15/26 -
                 FGIC Insured

        5,000   Port Authority of New York and New Jersey, Consolidated                3/14 at 101.00        AA-          5,137,250
                 Revenue Bonds, One Hundred Thirty-Fifth Series 2004,
                 5.000%, 9/15/28 - XLCA Insured

        2,720   Rensselaer County Industrial Development Agency, New York,             3/16 at 100.00          A          2,808,808
                 Civic Facility Revenue Bonds, Rensselaer Polytechnic Institute,
                 Series 2006, 5.000%, 3/01/26

        9,515   Triborough Bridge and Tunnel Authority, New York, General             11/12 at 100.00        Aa2          9,842,506
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/22

------------------------------------------------------------------------------------------------------------------------------------
      133,645   Total New York                                                                                           137,086,960
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.3% (0.8% OF TOTAL INVESTMENTS)

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
        5,785    5.250%, 6/01/22                                                       6/13 at 100.00        AA+          5,998,698
        3,475    5.250%, 6/01/23                                                       6/13 at 100.00        AA+          3,592,177

        1,050   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/17 at 100.00        AA-          1,042,871
                 Health Care System Revenue Bonds, Carolinas Health Care,
                 Series 2007A, 5.000%, 1/15/31

        1,000   Gaston County Industrial Facilities and Pollution Control              8/15 at 100.00        N/R            797,520
                 Financing Authority, North Carolina, National Gypsum Company
                 Project Exempt Facilities Revenue Bonds, Series 2005,
                 5.750%, 8/01/35 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,310   Total North Carolina                                                                                     11,431,266
------------------------------------------------------------------------------------------------------------------------------------


                                       25

NPI
Nuveen Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 1.2% (0.7% OF TOTAL INVESTMENTS)

$       9,650   Dickinson, North Dakota, Health Care Facilities Revenue Bonds,         2/10 at 102.00     AA (4)        $10,702,622
                 BHS Long Term Care Inc., Series 1990, 7.625%, 2/15/20
                 (Pre-refunded 2/15/10) - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 3.1% (1.9% OF TOTAL INVESTMENTS)

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien,
                Series 2007A-2:
          285    5.125%, 6/01/24                                                       6/17 at 100.00        BBB            268,450
        2,850    5.875%, 6/01/30                                                       6/17 at 100.00        BBB          2,651,925
        2,745    5.750%, 6/01/34                                                       6/17 at 100.00        BBB          2,481,453
        6,285    5.875%, 6/01/47                                                       6/17 at 100.00        BBB          5,561,722

        4,265   Franklin County, Ohio, Hospital Revenue and Improvement Bonds,         5/11 at 101.00        Aaa          4,638,571
                 Children's Hospital Project, Series 2001, 5.500%, 5/01/28
                 (Pre-refunded 5/01/11) - AMBAC Insured

        2,720   Ohio State University, General Receipts Bonds, Series 2003B,           6/13 at 100.00        AA           2,898,813
                  5.250%, 6/01/20

          665   Richland County, Ohio, Hospital Facilities Revenue Refunding          11/10 at 101.00        A-             693,834
                  Bonds, MedCentral Health System Obligated Group,
                  Series 2000A, 6.125%, 11/15/16

        1,335   Richland County, Ohio, Hospital Facilities Revenue Refunding          11/10 at 101.00        A- (4)       1,460,076
                  Bonds, MedCentral Health System Obligated Group, Series 2000A,
                  6.125%, 11/15/16 (Pre-refunded 11/15/10)

        7,000   Steubenville, Ohio, Hospital Facilities Revenue Refunding and         10/10 at 100.00        A3 (4)       7,652,330
                 Improvement Bonds, Trinity Health System, Series 2000,
                 6.500%, 10/01/30 (Pre-refunded 10/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       28,150   Total Ohio                                                                                               28,307,174
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 2.8% (1.7% OF TOTAL INVESTMENTS)

                Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
                Bonds, Series 2005:
          500    5.375%, 9/01/29                                                       9/16 at 100.00        BBB            498,075
        1,050    5.375%, 9/01/36                                                       9/16 at 100.00        BBB          1,020,905

        3,500   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00        AAA          3,595,200
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured

                Oklahoma Development Finance Authority, Revenue Bonds,
                Saint John Health System, Series 2007:
       10,000    5.000%, 2/15/37                                                       2/17 at 100.00        AA-          9,849,200
        4,165    5.000%, 2/15/42                                                       2/17 at 100.00        AA-          4,071,662

        6,685   Tulsa County Industrial Authority, Oklahoma, Health Care              12/16 at 100.00         AA          6,594,418
                 Revenue Bonds, Saint Francis Health System, Series 2006,
                 5.000%, 12/15/36

------------------------------------------------------------------------------------------------------------------------------------
       25,900   Total Oklahoma                                                                                           25,629,460
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,060   Oregon Department of Administrative Services, Certificates             5/15 at 100.00        AAA          2,135,046
                 of Participation, Series 2005A, 5.000%, 5/01/24 - FSA Insured

        2,500   Oregon State Department of Transportation, Highway User Tax           11/14 at 100.00        AAA          2,756,375
                 Revenue Bonds, Series 2004A, 5.000%, 11/15/21
                 (Pre-refunded 11/15/14)

------------------------------------------------------------------------------------------------------------------------------------
        4,560   Total Oregon                                                                                              4,891,421
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 4.6% (2.8% OF TOTAL INVESTMENTS)

          980   Bucks County Industrial Development Authority, Pennsylvania,           3/17 at 100.00        BBB            815,380
                 Charter School Revenue Bonds, School Lane Charter School,
                 Series 2007A, 5.000%, 3/15/37

                Lancaster Higher Education Authority, Pennsylvania, Revenue
                Bonds, Franklin and Marshall College, Series 2003C:
        1,340    5.250%, 4/15/15                                                       4/13 at 100.00         A+          1,432,473
        1,960    5.250%, 4/15/17                                                       4/13 at 100.00         A+          2,068,800


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$       1,000   Pennsylvania State University, General Revenue Bonds,                  9/15 at 100.00         AA        $ 1,027,740
                 Series 2005, 5.000%, 9/01/29

        2,625   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,              6/16 at 100.00        AAA          2,723,858
                 Series 2006A, 5.000%, 12/01/26 - AMBAC Insured

                Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
                Ordinance, Fifth Series 2004A-1:
        4,505    5.000%, 9/01/21 - FSA Insured                                         9/14 at 100.00        AAA          4,671,189
        4,735    5.000%, 9/01/22 - FSA Insured                                         9/14 at 100.00        AAA          4,887,704

        8,405   Philadelphia Redevelopment Authority, Pennsylvania,                   10/08 at 103.00        N/R          8,170,585
                 Multifamily Housing Mortgage Revenue Bonds, Cricket
                 Court Apartments, Series 1998A, 6.200%, 4/01/25
                 (Alternative Minimum Tax)

       14,000   State Public School Building Authority, Pennsylvania, Lease            6/13 at 100.00        AAA         15,399,020
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.250%, 6/01/24 (Pre-refunded 6/01/13) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       39,550   Total Pennsylvania                                                                                       41,196,749
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 0.3% (0.2% OF TOTAL INVESTMENTS)

        2,500   Puerto Rico Sales Tax Financing Corporation, Sales Tax                 8/17 at 100.00         A+          2,505,225
                 Revenue Bonds, Series 2007A, 5.250%, 8/01/57
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 6.9% (4.2% OF TOTAL INVESTMENTS)

        8,610   Dorchester County School District 2, South Carolina,                  12/14 at 100.00          A          8,497,037
                 Installment Purchase Revenue Bonds, GROWTH, Series 2004,
                 5.250%, 12/01/24

                Greenville County School District, South Carolina, Installment
                Purchase Revenue Bonds, Series 2003:
        5,090    5.250%, 12/01/18                                                     12/13 at 100.00        AA-          5,359,159
        3,595    5.250%, 12/01/20                                                     12/13 at 100.00        AA-          3,752,173
        1,865    5.250%, 12/01/21                                                     12/13 at 100.00        AA-          1,937,996

                Lexington County Health Service District, South Carolina,
                Hospital Revenue Bonds, Series 2004:
        1,805    6.000%, 5/01/19 (Pre-refunded 5/01/14)                                5/14 at 100.00     A+ (4)          2,049,704
        2,400    5.500%, 5/01/24 (Pre-refunded 5/01/14)                                5/14 at 100.00     A+ (4)          2,660,856

                South Carolina JOBS Economic Development Authority, Hospital
                Refunding and Improvement Revenue Bonds, Palmetto Health
                Alliance, Series 2003C:
       13,345    6.375%, 8/01/34 (Pre-refunded 8/01/13)                                8/13 at 100.00   BBB+ (4)         15,414,810
        1,655    6.375%, 8/01/34 (Pre-refunded 8/01/13)                                8/13 at 100.00   BBB+ (4)          1,907,371

                Tobacco Settlement Revenue Management Authority,
                South Carolina, Tobacco Settlement Asset-Backed Bonds,
                Series 2001B:
        8,915    6.000%, 5/15/22                                                       5/11 at 101.00        BBB          8,981,328
        7,500    6.375%, 5/15/28                                                       5/11 at 101.00        BBB          7,545,450
        4,150    6.375%, 5/15/30                                                         No Opt. Call        BBB          4,084,762

------------------------------------------------------------------------------------------------------------------------------------
       58,930   Total South Carolina                                                                                     62,190,646
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.5% (0.9% OF TOTAL INVESTMENTS)

        6,400   Johnson City Health and Educational Facilities Board, Tennessee,       7/16 at 100.00       BBB+          5,966,976
                 Revenue Bonds, Mountain States Health Alliance, Series 2006A,
                 5.500%, 7/01/36

        6,100   Knox County Health, Educational and Housing Facilities Board,           1/17 at 31.68         A-            876,753
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                 Series 2006, 0.000%, 1/01/40

          410   Sullivan County Health Educational and Housing Facilities Board,       9/16 at 100.00       BBB+            368,311
                 Tennessee, Revenue Bonds, Wellmont Health System,
                 Series 2006C, 5.250%, 9/01/36


                                       27

NPI
Nuveen Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE (continued)

                Sumner County Health, Educational, and Housing Facilities Board,
                Tennessee, Revenue Refunding Bonds, Sumner Regional Health
                System Inc., Series 2007:
$       1,300    5.500%, 11/01/37                                                     11/17 at 100.00        N/R        $ 1,208,904
        3,000    5.500%, 11/01/46                                                     11/17 at 100.00        N/R          2,720,190

        2,400   Tennessee Housing Development Agency, Homeownership                    7/13 at 100.00         AA          2,427,072
                 Program Bonds, Series 2004, 5.000%, 7/01/34
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       19,610   Total Tennessee                                                                                          13,568,206
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 15.5% (9.5% OF TOTAL INVESTMENTS)

        5,000   Alliance Airport Authority, Texas, Special Facilities Revenue         12/12 at 100.00       CCC+          2,907,150
                 Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29
                 (Alternative Minimum Tax)

        3,222   Austin Housing Finance Corporation, Texas, GNMA Collateralized        12/10 at 105.00        Aaa          3,432,590
                 Multifamily Housing Revenue Bonds, Fairway Village Project,
                 Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

        8,840   Board of Regents, University of Texas System, Financing System         2/17 at 100.00        Aaa          7,464,097
                 Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

        2,150   Brazos River Authority, Texas, Pollution Control Revenue Bonds,       10/13 at 101.00       Caa1          1,856,654
                 TXU Energy Company LLC Project, Series 2003C,
                 6.750%, 10/01/38 (Alternative Minimum Tax)

          175   Clear Creek Independent School District, Galveston and Harris          2/10 at 100.00        AAA            184,683
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                 Bonds, Series 2000, 6.000%, 2/15/16

          655   Harlingen Housing Finance Corporation, Texas, GNMA/FNMA                9/10 at 105.00        AAA            676,451
                 Single Family Mortgage Revenue Bonds, Series 2000A,
                 6.700%, 9/01/33 (Alternative Minimum Tax)

        2,395   Harris County Hospital District, Texas, Revenue Refunding                No Opt. Call        AAA          2,528,282
                 Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured

          580   Harris County Hospital District, Texas, Revenue Refunding                No Opt. Call        AAA            607,794
                 Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured (ETM)

       19,125   Harris County Hospital District, Texas, Revenue Refunding Bonds,       8/10 at 100.00        AAA         20,588,634
                 Series 2000, 6.000%, 2/15/15 (Pre-refunded 8/15/10) -
                 MBIA Insured

        4,000   Harris County-Houston Sports Authority, Texas, Junior Lien            11/11 at 100.00        AAA          4,018,880
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                 MBIA Insured

        5,000   Houston, Texas, First Lien Combined Utility System Revenue             5/14 at 100.00        AAA          5,193,650
                 Bonds, Series 2004A, 5.250%, 5/15/25 - MBIA Insured

        6,000   Houston, Texas, General Obligation Public Improvement Bonds,           3/11 at 100.00        AAA          6,389,820
                 Series 2001B, 5.500%, 3/01/15 - FSA Insured

        9,250   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00        AAA          9,851,343
                 Series 2000B, 5.500%, 7/01/30 (Pre-refunded 7/01/10) -
                 FSA Insured

        4,660   Hutto Independent School District, Williamson County, Texas,           8/16 at 100.00        AAA          4,127,595
                 General Obligation Bonds, Series 2007, Residuals 07-1001,
                 8.867%, 8/01/43 (IF)

                Kerrville Health Facilities Development Corporation, Texas,
                Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
                2005:
        2,000    5.250%, 8/15/21                                                         No Opt. Call       BBB-          1,945,780
        2,800    5.125%, 8/15/26                                                         No Opt. Call       BBB-          2,588,404

        1,505   Lower Colorado River Authority, Texas, Contract Revenue                5/13 at 100.00        AAA          1,558,127
                 Refunding Bonds, Transmission Services Corporation,
                 Series 2003C, 5.250%, 5/15/23 - AMBAC Insured

          245   Lower Colorado River Authority, Texas, Revenue Refunding and           5/13 at 100.00        AAA            270,044
                 Improvement Bonds, Series 2003, 5.250%, 5/15/24
                 (Pre-refunded 5/15/13) - AMBAC Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       3,155   Lower Colorado River Authority, Texas, Revenue Refunding and           5/13 at 100.00        AAA        $ 3,256,307
                 Improvement Bonds, Series 2003, 5.250%, 5/15/24 -
                 AMBAC Insured

        7,000   Pearland Independent School District, Brazoria County, Texas,          2/17 at 100.00        AAA          6,347,880
                 General Obligation Bonds, Series 2007, Rites-PA- 1449,
                 8.277%, 2/15/32 (IF)

        2,000   Sabine River Authority, Texas, Pollution Control Revenue Bonds,       11/15 at 100.00       Caa1          1,483,280
                 TXU Electric Company, Series 2001C, 5.200%, 5/01/28

       10,930   Tarrant County Cultural & Educational Facilities Financing             2/17 at 100.00        AA-         10,767,690
                 Corporation, Texas, Revenue Bonds, Series 2007A,
                 5.000%, 2/15/36

       10,810   Tarrant County Health Facilities Development Corporation, Texas,      12/10 at 105.00        Aaa         11,662,152
                 GNMA Collateralized Mortgage Loan Revenue Bonds, Eastview
                 Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
                 Center, Lynnhaven Nursing Center and Mission Oaks Manor,
                 Series 2000A-1, 7.625%, 12/20/32

        4,000   Tarrant County Health Facilities Development Corporation,             11/10 at 101.00     A+ (4)          4,440,320
                 Texas, Hospital Revenue Bonds, Adventist Health System -
                 Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30
                 (Pre-refunded 11/15/10)

        5,000   Tarrant Regional Water District, Texas, Water Revenue Refunding        3/13 at 100.00        AAA          5,389,400
                 and Improvement Bonds, Series 1999, 5.250%, 3/01/17 -
                 FSA Insured

        4,000   Texas A&M University, Financing System Revenue Bonds,                  5/09 at 100.00        AAA          4,140,160
                 Series 1999, 5.550%, 5/15/29 (Pre-refunded 5/15/09) -
                 MBIA Insured

       25,000   Texas Turnpike Authority, First Tier Revenue Bonds, Central              No Opt. Call        AAA         10,510,500
                 Texas Turnpike System, Series 2002A, 0.000%, 8/15/24 -
                 AMBAC Insured

        3,335   Texas, General Obligation Bonds, Transportation Commission             4/17 at 100.00         AA          3,085,847
                 Mobility Fund, Series 2007, Residuals 1873, 8.231%, 4/01/33 (IF)

        2,500   Tomball Hospital Authority, Texas, Hospital Revenue Bonds,             7/15 at 100.00       Baa3          2,392,100
                 Tomball Regional Hospital, Series 2005, 5.000%, 7/01/20

------------------------------------------------------------------------------------------------------------------------------------
      155,332   Total Texas                                                                                              139,665,614
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.1% (0.0% OF TOTAL INVESTMENTS)

          515   Utah Housing Finance Agency, Single Family Mortgage Bonds,             7/08 at 101.00        AAA            526,629
                 Series 1997F, 5.750%, 7/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        4,765   Virginia Beach Development Authority, Virginia, Multifamily           10/14 at 100.00        N/R          5,071,480
                 Residential Rental Housing Revenue Bonds, Mayfair
                 Apartments I and II, Series 1999, 7.500%, 10/01/39
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 3.7% (2.3% OF TOTAL INVESTMENTS)

        2,500   Energy Northwest, Washington, Electric Revenue Refunding               7/12 at 100.00        AAA          2,715,825
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.750%, 7/01/17 - MBIA Insured

        3,125   Skagit County Public Hospital District 1, Washington,                  6/14 at 100.00        Aaa          3,276,344
                 General Obligation Bonds, Series 2004A, 5.375%, 12/01/20 -
                 MBIA Insured

        5,000   Snohomish County, Washington, Limited Tax General                     12/11 at 100.00        AAA          5,185,700
                 Obligation Bonds, Series 2001, 5.250%, 12/01/26 -
                 MBIA Insured

        7,775   Washington Public Power Supply System, Revenue Refunding               7/08 at 102.00        Aaa          7,949,860
                 Bonds, Nuclear Project 3, Series 1998A, 5.125%, 7/01/18

        4,750   Washington State Healthcare Facilities Authority, Revenue             11/08 at 101.00        Aaa          4,828,850
                 Bonds, Swedish Health Services, Series 1998,
                 5.125%, 11/15/22 - AMBAC Insured

        6,480   Washington State, Motor Vehicle Fuel Tax General Obligation              No Opt. Call        AAA          2,909,650
                 Bonds, Series 2002-03C, 0.000%, 6/01/24 - MBIA Insured

       11,000   Washington, General Obligation Bonds, Series 2000S-5,                    No Opt. Call        AA+          6,367,570
                 0.000%, 1/01/20 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       40,630   Total Washington                                                                                         33,233,799
------------------------------------------------------------------------------------------------------------------------------------


                                       29

NPI
Nuveen Premium Income Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.7% (2.3% OF TOTAL INVESTMENTS)

                Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
                Bonds, Public Schools, Series 2003A:
$       1,000    5.125%, 8/01/22 (Pre-refunded 8/01/13) - AMBAC Insured                8/13 at 100.00        AAA        $ 1,098,590
          750    5.125%, 8/01/23 (Pre-refunded 8/01/13) - AMBAC Insured                8/13 at 100.00        AAA            823,943

        1,000   Wisconsin Health and Educational Facilities Authority,                 7/11 at 100.00         A-          1,029,480
                 Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
                 6.000%, 7/01/21

        9,000   Wisconsin Health and Educational Facilities Authority,                 4/13 at 100.00       BBB+          9,246,690
                 Revenue Bonds, Aurora Healthcare Inc., Series 2003,
                 6.400%, 4/15/33

        2,175   Wisconsin Health and Educational Facilities Authority,                10/11 at 100.00        BBB          2,256,106
                 Revenue Bonds, Carroll College Inc., Series 2001,
                 6.125%, 10/01/16

          790   Wisconsin Health and Educational Facilities Authority,                 5/16 at 100.00        BBB            697,491
                 Revenue Bonds, Divine Savior Healthcare, Series 2006,
                 5.000%, 5/01/32

        6,025   Wisconsin Health and Educational Facilities Authority,                 9/13 at 100.00   BBB+ (4)          6,846,870
                 Revenue Bonds, Franciscan Sisters of Christian Charity
                 Healthcare Ministry, Series 2003A, 6.000%, 9/01/22
                 (Pre-refunded 9/01/13)

        4,995   Wisconsin Health and Educational Facilities Authority, Revenue         9/17 at 100.00       BBB+          4,256,190
                 Bonds, Franciscan Sisters of Christian Charity HealthCare
                 Ministry, Series 2007, 5.000%, 9/01/33

        2,000   Wisconsin Health and Educational Facilities Authority, Revenue         8/16 at 100.00         A-          1,718,040
                 Bonds, Wheaton Franciscan Healthcare System, Series 2006,
                 5.250%, 8/15/34

        2,000   Wisconsin Health and Educational Facilities Authority, Revenue         8/13 at 100.00         A-          1,835,720
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A,
                 5.250%, 8/15/25

                Wisconsin, General Obligation Bonds, Series 2004-3:
          175    5.250%, 5/01/19 - FGIC Insured                                        5/14 at 100.00        Aa3            187,362
        1,265    5.250%, 5/01/21 - FGIC Insured                                        5/14 at 100.00        AA-          1,336,207

        1,545   Wisconsin, General Obligation Bonds, Series 2004-3,                    5/14 at 100.00        Aaa          1,717,803
                 5.250%, 5/01/19 (Pre-refunded 5/01/14) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       32,720   Total Wisconsin                                                                                          33,050,492
------------------------------------------------------------------------------------------------------------------------------------


                WYOMING - 0.4% (0.3% OF TOTAL INVESTMENTS)

        3,900   Sweetwater County, Wyoming, Solid Waste Disposal Revenue              12/15 at 100.00        BBB          3,594,786
                 Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
$   1,603,164   Total Long-Term Investments (cost $1,435,716,984) - 161.2%                                            1,451,160,331
=============-----------------------------------------------------------------------------------------------------------------------


                                       30

                DESCRIPTION (1)                                                                      RATINGS (3)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.3% (1.4% OF TOTAL INVESTMENTS)

$      12,315   King County, Washington, Sewer Revenue Bonds, Series 2001,                                  A-1+     $   12,315,000
                 Trust 554, Variable Rate Demand Obligations, 5.870%, 1/01/19 -
                 FGIC Insured (6)

        4,970   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,                                 VMIG-1          4,970,000
                 ROCS 660, Variable Rate Demand Obligations, 4.010%, 5/01/34 -
                 FGIC Insured (6)

        3,415   North Carolina Eastern Municipal Power Agency, Power System                                 A-1+          3,415,000
                 Revenue Bonds, Variable Rate Demand Obligations, Series 2003G,
                 4.000%, 1/01/18 (6)
------------------------------------------------------------------------------------------------------------------------------------
$      20,700   Total Short-Term Investments (cost $20,700,000)                                                          20,700,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,456,416,984) - 163.5%                                                      1,471,860,331
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (8.0)%                                                                      (71,704,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                     24,799,753
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (58.3)% (7)                                                   (525,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  899,956,084
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT APRIL 30, 2008:
                                      FUND                                       FIXED RATE                               UNREALIZED
                  NOTIONAL     PAY/RECEIVE      FLOATING RATE    FIXED RATE         PAYMENT   EFFECTIVE  TERMINATION    APPRECIATION
COUNTERPARTY        AMOUNT   FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (8)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank
  of Canada    $23,000,000         Receive  3-Month USD-LIBOR        5.320%   Semi-Annually     1/15/09      1/15/38    $(1,486,024)
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Portion of investment, with an aggregate market value of $1,042,916, has been pledged to collateralize the net payment obligations under forward swap contracts.

               (6) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               (7) Preferred Shares, at Liquidation Value as a percentage of total investments is (35.7)%.

               (8) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NPM
Nuveen Premium Income Municipal Fund 2, Inc.
Portfolio of INVESTMENTS
                                                      April 30, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 5.9% (3.5% OF TOTAL INVESTMENTS)

$       6,995   Alabama Special Care Facilities Financing Authority, Revenue          11/16 at 100.00        Aa1        $ 6,892,174
                 Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/39

                Birmingham Special Care Facilities Financing Authority, Alabama,
                Revenue Bonds, Baptist Health System Inc., Series 2005A:
        3,600    5.250%, 11/15/20                                                     11/15 at 100.00       Baa1          3,503,232
        1,000    5.000%, 11/15/30                                                     11/15 at 100.00       Baa1            870,590

       12,000   Birmingham Waterworks and Sewerage Board, Alabama, Water               1/17 at 100.00        Aaa         11,152,080
                 and Sewerage Revenue Bonds, Series 2007A, 4.500%, 1/01/39 -
                 AMBAC Insured (UB)

        1,560   Courtland Industrial Development Board, Alabama, Pollution             6/15 at 100.00        BBB          1,360,632
                 Control Revenue Bonds, International Paper Company,
                 Series 2005A, 5.000%, 6/01/25

        1,690   Montgomery BMC Special Care Facilities Financing Authority,           11/14 at 100.00     A3 (4)          1,877,522
                 Alabama, Revenue Bonds, Baptist Medical Center,
                 Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)

        8,255   University of South Alabama, Student Tuition Revenue Bonds,            3/14 at 100.00         A2          8,296,275
                 Series 2004, 5.000%, 3/15/24 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       35,100   Total Alabama                                                                                            33,952,505
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.3% (0.8% OF TOTAL INVESTMENTS)

                Glendale Industrial Development Authority, Arizona, Revenue
                Bonds, John C. Lincoln Health Network, Series 2005B:
          200    5.250%, 12/01/24                                                     12/15 at 100.00        BBB            197,376
          265    5.250%, 12/01/25                                                     12/15 at 100.00        BBB            259,920

        2,850   Maricopa County Industrial Development Authority, Arizona,             5/08 at 101.00        AAA          3,113,454
                 Multifamily Housing Revenue Bonds, Place Five and The
                 Greenery Apartments, Series 1996A, 6.625%, 1/01/27 (ETM)

        1,265   Pima County Industrial Development Authority, Arizona,                 7/08 at 100.00        Aaa          1,304,911
                 Lease Obligation Revenue Refunding Bonds, Tucson Electric
                 Power Company, Series 1988A, 7.250%, 7/15/10 -
                 FSA Insured

        2,750   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue            No Opt. Call        AA-          2,468,950
                 Bonds, Series 2007, 5.000%, 12/01/37

------------------------------------------------------------------------------------------------------------------------------------
        7,330   Total Arizona                                                                                             7,344,611
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,000   Washington County, Arkansas, Hospital Revenue Bonds,                   2/15 at 100.00        BBB            960,440
                 Washington Regional Medical Center, Series 2005B,
                 5.000%, 2/01/25
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 15.7% (9.3% OF TOTAL INVESTMENTS)

        5,690   California Department of Veterans Affairs, Home Purchase               6/12 at 101.00        AAA          5,988,953
                 Revenue Bonds, Series 2002A, 5.300%, 12/01/21 -
                 AMBAC Insured

                California Department of Water Resources, Power Supply Revenue
                Bonds, Series 2002A:
        4,000    6.000%, 5/01/15 (Pre-refunded 5/01/12)                                5/12 at 101.00        Aaa          4,508,840
        5,500    5.375%, 5/01/21 (Pre-refunded 5/01/12)                                5/12 at 101.00        Aaa          6,070,515


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

                California Educational Facilities Authority, Revenue Refunding
                Bonds, Loyola Marymount University, Series 2001A:
$       3,255    0.000%, 10/01/23 - MBIA Insured                                         No Opt. Call        Aaa        $ 1,504,070
        5,890    0.000%, 10/01/24 - MBIA Insured                                         No Opt. Call        Aaa          2,568,099
        7,615    0.000%, 10/01/25 - MBIA Insured                                         No Opt. Call        Aaa          3,119,180

        3,740   California Health Facilities Financing Authority, Revenue Bonds,      11/15 at 100.00         A2          3,746,882
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27

        2,500   California Health Facilities Financing Authority, Revenue Bonds,      11/16 at 100.00        AA-          2,439,700
                 Sutter Health, Series 2007A, 5.000%, 11/15/42

        2,055   California Infrastructure Economic Development Bank, Infrastructure   10/14 at 100.00         AA          2,158,387
                 State Revolving Fund Revenue Bonds, Series 2004,
                 5.000%, 10/01/21

        1,000   California Statewide Community Development Authority, Revenue          7/15 at 100.00       BBB+            860,900
                 Bonds, Daughters of Charity Health System, Series 2005A,
                 5.000%, 7/01/39

        2,500   California, Economic Recovery Revenue Bonds, Series 2004A,               No Opt. Call        AA+          2,756,800
                 5.250%, 7/01/14

        8,000   California, General Obligation Bonds, Series 2004, 5.125%, 2/01/25     2/14 at 100.00         A+          8,177,120

        1,900   Chula Vista, California, Industrial Development Revenue Bonds,         6/14 at 102.00         A2          1,934,922
                 San Diego Gas and Electric Company, Series 1996A,
                 5.300%, 7/01/21

        2,500   Fontana Public Financing Authority, California, Tax Allocation        10/15 at 100.00        AAA          2,559,000
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2005A, 5.000%, 10/01/23 - AMBAC Insured

       30,000   Foothill/Eastern Transportation Corridor Agency, California,             No Opt. Call        AAA         17,049,899
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21 (ETM)

        1,385   Fullerton Public Financing Authority, California, Tax Allocation       9/15 at 100.00        AAA          1,398,462
                 Revenue Bonds, Series 2005, 5.000%, 9/01/27 - AMBAC Insured

        1,000   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00        BBB            897,890
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-1, 5.750%, 6/01/47

                Perris, California, Special Tax Bonds, Community Facilities
                District 2001-1, May Farms Improvement Area 4, Series 2005A:
        1,420    5.000%, 9/01/25                                                       9/15 at 102.00        N/R          1,300,351
          435    5.100%, 9/01/30                                                       9/15 at 102.00        N/R            390,834

                San Diego County, California, Certificates of Participation,
                Burnham Institute, Series 2006:
          250    5.000%, 9/01/21                                                       9/15 at 102.00       Baa3            240,218
          275    5.000%, 9/01/23                                                       9/15 at 102.00       Baa3            259,633

        2,220   San Diego Redevelopment Agency, California, Subordinate                9/14 at 100.00         A-          2,320,300
                 Lien Tax Allocation Bonds, Centre City Project, Series 2004A,
                 5.000%, 9/01/20 - XLCA Insured

          960   San Francisco Redevelopment Agency, California, Hotel Tax              7/08 at 100.00        AAA            978,365
                 Revenue Bonds, Series 1994, 6.750%, 7/01/25 - FSA Insured

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Revenue Refunding Bonds, Series 1997A:
        4,595    0.000%, 1/15/32 - MBIA Insured                                          No Opt. Call        AAA          1,110,703
       32,400    0.000%, 1/15/34 - MBIA Insured                                          No Opt. Call        AAA          6,912,864

        6,000   San Jose Redevelopment Agency, California, Tax Allocation              8/14 at 100.00        AAA          6,346,620
                 Bonds, Merged Area Redevelopment Project, Series 2004A,
                 5.250%, 8/01/19 - MBIA Insured

        3,000   Walnut Energy Center Authority, California, Electric Revenue           1/14 at 100.00        AAA          3,013,020
                 Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      140,085   Total California                                                                                         90,612,527
------------------------------------------------------------------------------------------------------------------------------------


                                       33

NPM
Nuveen Premium Income Municipal Fund 2, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.3% (1.4% OF TOTAL INVESTMENTS)

$       1,700   Centennial Water and Sanitation District, Colorado, Water and         12/14 at 100.00        AA-        $ 1,760,656
                 Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/22 -
                 FGIC Insured

                Colorado Health Facilities Authority, Revenue Bonds, Evangelical
                Lutheran Good Samaritan Society, Series 2005:
        1,745    5.250%, 6/01/23                                                       6/16 at 100.00         A-          1,759,780
          475    5.000%, 6/01/29                                                       6/16 at 100.00         A-            447,246

          400   Colorado Health Facilities Authority, Revenue Bonds, Poudre            3/15 at 100.00       BBB+            381,148
                 Valley Health Care, Series 2005F, 5.000%, 3/01/25

           55   Colorado Housing Finance Authority, Single Family Program              6/08 at 104.00        Aaa             57,006
                 Senior Bonds, Series 1995D, 7.375%, 6/01/26
                 (Alternative Minimum Tax)

          355   Denver City and County, Colorado, Airport System Revenue Bonds,          No Opt. Call         A+            395,690
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        6,925   Denver Convention Center Hotel Authority, Colorado, Senior            11/16 at 100.00         A-          6,641,837
                 Revenue Bonds, Convention Center Hotel, Series 2006,
                 5.125%, 12/01/25 - XLCA Insured

        1,700   Denver, Colorado, FHA-Insured Multifamily Housing Revenue             10/08 at 101.00        AAA          1,704,488
                 Bonds, Boston Lofts Project, Series 1997A, 5.750%, 10/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,355   Total Colorado                                                                                           13,147,851
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.9% (0.5% OF TOTAL INVESTMENTS)

        5,000   Connecticut, Special Tax Obligation Transportation Infrastructure      1/14 at 100.00         AA          5,209,900
                 Purpose Bonds, Series 2003B, 5.000%, 1/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 2.6% (1.6% OF TOTAL INVESTMENTS)

                District of Columbia, Revenue Bonds, Georgetown University,
                Series 2001A:
       11,720    0.000%, 4/01/27 (Pre-refunded 4/01/11) - MBIA Insured                  4/11 at 39.61        AAA          4,252,133
       13,780    0.000%, 4/01/28 (Pre-refunded 4/01/11) - MBIA Insured                  4/11 at 37.21        AAA          4,696,913
       15,855    0.000%, 4/01/29 (Pre-refunded 4/01/11) - MBIA Insured                  4/11 at 35.07        AAA          5,092,943

        1,335   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00        Aaa          1,102,817
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                 Residuals 1606, 8.033%, 10/01/30 - AMBAC Insured (IF)

------------------------------------------------------------------------------------------------------------------------------------
       42,690   Total District of Columbia                                                                               15,144,806
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 2.6% (1.5% OF TOTAL INVESTMENTS)

        4,230   Brevard County Health Facilities Authority, Florida, Revenue Bonds,    4/16 at 100.00          A          4,193,199
                 Health First Inc. Project, Series 2005, 5.000%, 4/01/24

        2,500   Escambia County Health Facilities Authority, Florida, Health          10/08 at 101.00       BBB+          2,490,275
                 Facility Revenue Refunding Bonds, Baptist Hospital and Baptist
                 Manor, Series 1998, 5.125%, 10/01/19

          555   Florida Housing Finance Corporation, Homeowner Mortgage                1/10 at 100.00        AAA            560,544
                 Revenue Bonds, Series 2000-11, 5.850%, 1/01/22 -
                 FSA Insured (Alternative Minimum Tax)

        3,600   Hillsborough County Industrial Development Authority, Florida,         4/10 at 101.00        N/R          3,506,400
                 Exempt Facilities Remarketed Revenue Bonds, National Gypsum
                 Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)

        1,700   Miami-Dade County, Florida, Beacon Tradeport Community                 5/12 at 102.00         AA          1,706,426
                 Development District, Special Assessment Bonds, Commercial
                 Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

        2,455   South Miami Health Facilities Authority, Florida, Hospital Revenue,    8/17 at 100.00        AA-          2,395,810
                 Baptist Health System Obligation Group, Series 2007,
                 5.000%, 8/15/42

------------------------------------------------------------------------------------------------------------------------------------
       15,040   Total Florida                                                                                            14,852,654
------------------------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.7% (1.0% OF TOTAL INVESTMENTS)

$         500   Chatham County Hospital Authority, Savannah, Georgia, Hospital         1/14 at 100.00        BBB        $   436,705
                 Revenue Bonds, Memorial Health University Medical Center Inc.,
                 Series 2004A, 5.375%, 1/01/26

           10   Municipal Electric Authority of Georgia, Combustion Turbine           11/13 at 100.00        AAA             11,100
                 Revenue Bonds, Series 2003A, 5.250%, 11/01/15
                 (Pre-refunded 11/01/13) - MBIA Insured

                Municipal Electric Authority of Georgia, Combustion Turbine
                Revenue Bonds, Series 2003A:
        3,405    5.250%, 11/01/15 - MBIA Insured                                      11/13 at 100.00        AAA          3,674,029
        3,365    5.000%, 11/01/18 - MBIA Insured                                      11/13 at 100.00        AAA          3,520,429

        2,235   Richmond County Development Authority, Georgia, Revenue               12/14 at 100.00        AAA          2,266,312
                 Bonds, Medical College of Georgia, Cancer Research Center
                 Project, Series 2004A, 5.000%, 12/15/24 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,515   Total Georgia                                                                                             9,908,575
------------------------------------------------------------------------------------------------------------------------------------


                IDAHO - 0.9% (0.5% OF TOTAL INVESTMENTS)

          175   Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds,        7/08 at 100.00        Aaa            179,986
                 Series 1995F, 6.450%, 7/01/27 (Alternative Minimum Tax)

        3,160   Idaho Housing and Finance Association, GNMA Housing Revenue            3/12 at 105.00        Aaa          3,402,593
                 Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1,
                 7.250%, 3/20/37

          215   Idaho Housing and Finance Association, Single Family Mortgage          7/08 at 100.00        Aa1            221,347
                 Bonds, Series 1996G, 6.350%, 7/01/26 (Alternative Minimum Tax)

          185   Idaho Housing and Finance Association, Single Family Mortgage          1/10 at 100.00        Aa2            190,004
                 Bonds, Series 2000B, 6.250%, 7/01/22 (Alternative Minimum Tax)

          330   Idaho Housing and Finance Association, Single Family Mortgage          7/10 at 100.00        Aaa            338,649
                 Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)

        1,000   Madison County, Idaho, Hospital Revenue Certificates of                9/16 at 100.00       BBB-            872,780
                 Participation, Madison Memorial Hospital, Series 2006,
                 5.250%, 9/01/30

------------------------------------------------------------------------------------------------------------------------------------
        5,065   Total Idaho                                                                                               5,205,359
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 17.2% (10.3% OF TOTAL INVESTMENTS)

        5,000   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call        AA-          2,712,000
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                 0.000%, 12/01/20 - FGIC Insured

       17,700   Chicago Greater Metropolitan Area Sanitary District, Illinois,        12/16 at 100.00        Aaa         19,747,005
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/35
                 (Pre-refunded 12/01/16) (UB)

       22,670   Chicago, Illinois, General Obligation Bonds, City Colleges,              No Opt. Call        AA-          9,417,571
                 Series 1999, 0.000%, 1/01/25 - FGIC Insured

          620   Chicago, Illinois, General Obligation Refunding Bonds,                 7/08 at 102.00        AA-            633,931
                 Series 1998, 5.250%, 1/01/20 - FGIC Insured

          120   Chicago, Illinois, General Obligation Refunding Bonds,                 7/08 at 102.00    AA- (4)            123,047
                 Series 1998, 5.250%, 1/01/20 (Pre-refunded 7/01/08) -
                 FGIC Insured

        1,175   Chicago, Illinois, GNMA Collateralized Multifamily Housing             6/09 at 102.00        Aaa          1,186,868
                 Revenue Bonds, Bryn Mawr-Belle Shores Project, Series 1997,
                 5.800%, 6/01/23 (Alternative Minimum Tax)

        2,875   Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning        7/08 at 101.00        N/R          2,907,919
                 Redevelopment Project, Series 1996B, 7.250%, 1/01/14

        2,815   Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary            7/08 at 101.00        N/R          2,848,358
                 Drainage and Ship Canal Redevelopment Project,
                 Series 1997A, 7.750%, 1/01/14

        4,865   Cook County Community Consolidated School District 15,                   No Opt. Call    Aa3 (4)          2,609,781
                 Palatine, Illinois, General Obligation Bonds, Series 2001,
                 0.000%, 12/01/20 - FGIC Insured (ETM)


                                       35

NPM
Nuveen Premium Income Municipal Fund 2, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       2,575   Cook County Community High School District 219, Niles                    No Opt. Call        Aaa        $ 1,431,443
                 Township, Illinois, General Obligation Capital Appreciation
                 Bonds, Series 2001, 0.000%, 12/01/20 - MBIA Insured

        3,615   Cook County Community High School District 219, Niles                    No Opt. Call        Aaa          2,080,035
                 Township, Illinois, General Obligation Capital Appreciation
                 Bonds, Series 2001, 0.000%, 12/01/20 - MBIA Insured (ETM)

                Illinois Finance Authority, Revenue Bonds, OSF Healthcare
                System, Series 2004:
        2,000    5.250%, 11/15/14                                                      5/14 at 100.00          A          2,079,620
        4,420    5.250%, 11/15/15                                                      5/14 at 100.00          A          4,560,556

          395   Illinois Finance Authority, Revenue Bonds, Proctor Hospital,           1/16 at 100.00       BBB-            359,640
                 Series 2006, 5.125%, 1/01/25

        1,000   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/12 at 100.00       Baa3            956,340
                 Medical Center, Series 2002, 5.500%, 5/15/32

        3,090   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest       7/13 at 100.00         A-          3,185,728
                 Hospital, Series 2003, 6.000%, 7/01/33

        3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,           No Opt. Call        Aa3          3,377,460
                 Lutheran General Health System, Series 1993C,
                 6.000%, 4/01/18

                Illinois Housing Development Authority, Housing Finance Bonds,
                Series 2000A:
          340    5.750%, 9/01/10 (Alternative Minimum Tax)                             3/10 at 100.00         AA            348,109
        1,245    6.200%, 9/01/20 (Alternative Minimum Tax)                             3/10 at 100.00         AA          1,255,570

       11,000   Illinois, General Obligation Bonds, Illinois FIRST Program,              No Opt. Call         AA         12,732,169
                 Series 2001, 6.000%, 11/01/26 - FGIC Insured

        2,000   Illinois, General Obligation Bonds, Illinois FIRST Program,            2/12 at 100.00         AA          2,107,360
                 Series 2002, 5.500%, 2/01/18 - FGIC Insured

                Lake County Community Unit School District 60, Waukegan,
                Illinois, General Obligation Refunding Bonds, Series 2001B:
        3,230    0.000%, 11/01/19 - FSA Insured                                          No Opt. Call        Aaa          1,920,752
        1,740    0.000%, 11/01/21 - FSA Insured                                          No Opt. Call        Aaa            915,849

        4,020   Lake, Cook, Kane and McHenry Counties Community Unit                     No Opt. Call        AAA          4,504,933
                 School District 220, Barrington, Illinois, School Refunding
                 Bonds, Series 2002, 5.250%, 12/01/20 - FSA Insured

                Lombard Public Facilities Corporation, Illinois, Second Tier
                Conference Center and Hotel Revenue Bonds, Series 2005B:
          855    5.250%, 1/01/25                                                       1/16 at 100.00        AA-            861,378
        1,750    5.250%, 1/01/30                                                       1/16 at 100.00        AA-          1,725,360

       17,945   McHenry and Kane Counties Community Consolidated School                  No Opt. Call       Baa3          8,627,597
                 District 158, Huntley, Illinois, General Obligation Bonds,
                 Series 2003, 0.000%, 1/01/22 - FGIC Insured

        2,910   McHenry County Community High School District 154,                       No Opt. Call         A1          1,533,628
                 Marengo, Illinois, Capital Appreciation School Bonds,
                 Series 2001, 0.000%, 1/01/21 - FGIC Insured

        2,540   Metropolitan Pier and Exposition Authority, Illinois, Revenue          6/12 at 101.00        AAA          2,591,587
                 Bonds, McCormick Place Expansion Project, Series 2002A,
                 5.000%, 12/15/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      127,510   Total Illinois                                                                                           99,341,594
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 2.8% (1.7% OF TOTAL INVESTMENTS)

        1,000   Ball State University, Indiana, Student Fee Revenue Bonds,             1/12 at 100.00     A+ (4)          1,097,940
                 Series 2002K, 5.750%, 7/01/20 (Pre-refunded 1/01/12) -
                 FGIC Insured

        3,500   Indiana Bond Bank, Special Program Bonds, East Chicago                 2/10 at 101.00        AAA          3,758,720
                 Facilities Building Corporation, Series 2000A, 6.125%, 2/01/25
                 (Pre-refunded 2/01/10) - AMBAC Insured

                Indiana Transportation Finance Authority, Highway Revenue Bonds,
                Series 2000:
          805    5.375%, 12/01/25 (Pre-refunded 12/01/10)                             12/10 at 100.00     AA (4)            862,131
        4,195    5.375%, 12/01/25 (Pre-refunded 12/01/10)                             12/10 at 100.00     AA (4)          4,492,719


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

                Indiana University, Student Fee Revenue Bonds, Series 2004P:
$       2,750    5.000%, 8/01/22 - AMBAC Insured                                       8/14 at 100.00        AAA        $ 2,846,745
        1,600    5.000%, 8/01/24 - AMBAC Insured                                       8/14 at 100.00        AAA          1,643,952

        1,550   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,          2/15 at 100.00        BBB          1,460,100
                 Madison Center Inc., Series 2005, 5.250%, 2/15/23

------------------------------------------------------------------------------------------------------------------------------------
       15,400   Total Indiana                                                                                            16,162,307
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 1.9% (1.1% OF TOTAL INVESTMENTS)

        2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis              7/10 at 100.00         A1          2,051,460
                 Medical Center, Series 2000, 6.250%, 7/01/25

        8,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement             6/15 at 100.00        BBB          6,840,480
                 Revenue Bonds, Series 2005C, 5.500%, 6/01/42

        2,000   Iowa Tobacco Settlement Authority, Tobacco Settlement                  6/11 at 101.00        AAA          2,136,180
                 Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25
                 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       12,000   Total Iowa                                                                                               11,028,120
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.0% (0.0% OF TOTAL INVESTMENTS)

          105   Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized               No Opt. Call        Aaa            107,359
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 6.3% (3.7% OF TOTAL INVESTMENTS)

          355   Bossier Public Trust Financing Authority, Louisiana, Single Family     8/08 at 100.00        AAA            364,518
                 Mortgage Revenue Refunding Bonds, Series 1995B,
                 6.125%, 8/01/28

        2,205   East Baton Rouge Parish Mortgage Finance Authority, Louisiana,        10/08 at 100.50        Aaa          2,234,856
                 GNMA/FNMA Mortgage-Backed Securities Program Single
                 Family Mortgage Revenue Bonds, Series 1994C,
                 6.350%, 10/01/28 (Alternative Minimum Tax)

        4,350   Louisiana Citizens Property Insurance Corporation, Assessment          6/16 at 100.00        AAA          4,306,457
                 Revenue Bonds, Series 2006, 5.000%, 6/01/22 - AMBAC Insured

        4,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,         8/15 at 100.00         A+          4,011,680
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/31

        2,700   Louisiana Public Facilities Authority, Revenue Bonds, Ochsner          5/17 at 100.00         A3          2,594,160
                 Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47

                Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                Series 2006:
       14,550    4.750%, 5/01/39 - FSA Insured (UB)                                    5/16 at 100.00        Aaa         14,387,186
        5,920    4.500%, 5/01/41 - FGIC Insured (UB)                                   5/16 at 100.00        Aa3          5,608,668

        2,755   Orleans Levee District, Louisiana, Levee District General              6/08 at 102.00        AAA          2,791,035
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       36,835   Total Louisiana                                                                                          36,298,560
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 0.8% (0.5% OF TOTAL INVESTMENTS)

        1,865   Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue       9/16 at 100.00         A-          1,788,572
                 Bonds, Series 2006A, 5.250%, 9/01/26 - XLCA Insured

        1,205   Maryland Economic Development Corporation, Student Housing             6/16 at 100.00         A+          1,122,530
                 Revenue Refunding Bonds, University of Maryland College
                 Park Projects, Series 2006, 5.000%, 6/01/28 - CIFG Insured

        1,390   Maryland Health and Higher Educational Facilities Authority,           7/14 at 100.00      A (4)          1,533,990
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.250%, 7/01/19 (Pre-refunded 7/01/14)

------------------------------------------------------------------------------------------------------------------------------------
        4,460   Total Maryland                                                                                            4,445,092
------------------------------------------------------------------------------------------------------------------------------------


                                       37

NPM
Nuveen Premium Income Municipal Fund 2, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 6.9% (4.2% OF TOTAL INVESTMENTS)

$       2,195   Massachusetts Development Finance Agency, Pioneer Valley                 No Opt. Call        N/R        $ 2,288,112
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

        1,770   Massachusetts Development Finance Agency, Pioneer Valley                 No Opt. Call        N/R          1,702,775
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

        1,000   Massachusetts Development Finance Authority, Revenue Bonds,           10/14 at 100.00        BBB            975,300
                 Hampshire College, Series 2004, 5.700%, 10/01/34

        9,175   Massachusetts Health and Educational Facilities Authority,            10/11 at 101.00         AA          9,442,910
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 5.700%, 10/01/25 - RAAI Insured

        1,100   Massachusetts Health and Educational Facilities Authority,             1/09 at 101.00        BBB          1,086,096
                 Revenue Bonds, Caritas Christi Obligated Group, Series 1999A,
                 5.625%, 7/01/20

        2,645   Massachusetts Health and Educational Facilities Authority,             5/12 at 100.00        Aaa          2,442,049
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

          105   Massachusetts Health and Educational Facilities Authority,             5/12 at 100.00        Aaa            113,176
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 (Pre-refunded 5/15/12) -
                 FGIC Insured

        1,265   Massachusetts Water Resources Authority, General Revenue               2/17 at 100.00        Aaa            996,643
                 Bonds, Series 2007, Residual Trust 7039, 4.069%, 8/01/46 -
                 FSA Insured (IF)

                Massachusetts, General Obligation Bonds, Consolidated Loan,
                Series 2002E:
       11,400    5.250%, 1/01/21 (Pre-refunded 1/01/13) - FSA Insured                  1/13 at 100.00        AAA         12,346,428
        1,850    5.250%, 1/01/21 (Pre-refunded 1/01/13) - FSA Insured                  1/13 at 100.00        AAA          2,003,587

                Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,
                Series 2004:
        2,250    5.250%, 1/01/21 (Pre-refunded 1/01/14) - FGIC Insured                 1/14 at 100.00      A (4)          2,455,020
        4,000    5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured                 1/14 at 100.00      A (4)          4,364,480

------------------------------------------------------------------------------------------------------------------------------------
       38,755   Total Massachusetts                                                                                      40,216,576
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 4.1% (2.5% OF TOTAL INVESTMENTS)

                Grand Rapids and Kent County Joint Building Authority, Michigan,
                Limited Tax General Obligation Bonds, Devos Place Project,
                Series 2001:
        7,660    0.000%, 12/01/21                                                        No Opt. Call        AAA          4,015,908
        7,955    0.000%, 12/01/22                                                        No Opt. Call        AAA          3,937,486
        8,260    0.000%, 12/01/23                                                        No Opt. Call        AAA          3,854,777
        8,575    0.000%, 12/01/24                                                        No Opt. Call        AAA          3,773,943

        1,200   Kent Hospital Finance Authority, Michigan, Revenue Bonds,              7/15 at 100.00        BBB          1,195,104
                 Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35

        1,500   Michigan State Hospital Finance Authority, Revenue Bonds,             12/16 at 100.00         AA          1,495,815
                 Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31

        1,935   Michigan State Hospital Finance Authority, Revenue Refunding           8/08 at 100.00        BB-          1,937,264
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.375%, 8/15/09

          340   Monroe County Hospital Finance Authority, Michigan, Mercy              6/16 at 100.00       Baa3            292,883
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.500%, 6/01/35

        3,270   Romulus Community Schools, Wayne County, Michigan, General             5/13 at 100.00        AA-          3,406,392
                 Obligation Bonds, Series 2003, 5.000%, 5/01/22

------------------------------------------------------------------------------------------------------------------------------------
       40,695   Total Michigan                                                                                           23,909,572
------------------------------------------------------------------------------------------------------------------------------------


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 4.2% (2.5% OF TOTAL INVESTMENTS)

$       8,165   Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc.,     7/14 at 100.00         A-        $ 8,022,521
                 Series 2004, 4.950%, 7/01/22

                Minneapolis-St. Paul Housing and Redevelopment Authority,
                Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
        1,000    6.000%, 12/01/18                                                     12/13 at 100.00       Baa1          1,046,680
        1,050    5.875%, 12/01/29                                                     12/13 at 100.00       Baa1          1,063,881

        2,400   Minneapolis-St. Paul Metropolitan Airports Commission,                 1/11 at 100.00        AAA          2,561,952
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25 (Pre-refunded 1/01/11) - FGIC Insured

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                 1/11 at 100.00      A (4)          3,202,440
                 Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/26 (Pre-refunded 1/01/11) - FGIC Insured

          310   Minnesota Housing Finance Agency, Rental Housing Bonds,                8/08 at 100.00        AAA            310,843
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured

          550   Minnesota Housing Finance Agency, Single Family Mortgage               7/08 at 100.00        AA+            557,541
                 Bonds, Series 1996G, 6.250%, 7/01/26
                 (Alternative Minimum Tax)

          820   Minnesota Housing Finance Agency, Single Family Mortgage               7/09 at 100.00        AA+            856,096
                 Revenue Bonds, Series 2000C, 6.100%, 7/01/30
                 (Alternative Minimum Tax)

        1,065   Minnesota Housing Finance Agency, Single Family Remarketed             1/11 at 101.00        AA+          1,079,303
                 Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31
                 (Alternative Minimum Tax)

        1,000   Minnesota Municipal Power Agency, Electric Revenue Bonds,             10/14 at 100.00         A3          1,042,510
                 Series 2004A, 5.250%, 10/01/19

        1,540   Southern Minnesota Municipal Power Agency, Power Supply                6/08 at 100.00        AAA          1,603,063
                 System Revenue Bonds, Series 1992B, 5.750%, 1/01/11 (ETM)

        1,620   St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet                7/14 at 100.00      A (4)          1,821,722
                 Health Services, Series 2003B, 5.500%, 7/01/25
                 (Pre-refunded 7/01/14)

        1,000   St. Paul Housing and Redevelopment Authority, Minnesota,              11/15 at 100.00       Baa3          1,012,960
                 Revenue Bonds, Healtheast Inc., Series 2005,
                 6.000%, 11/15/25

------------------------------------------------------------------------------------------------------------------------------------
       23,520   Total Minnesota                                                                                          24,181,512
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.6% (0.4% OF TOTAL INVESTMENTS)

        3,675   Mississippi Hospital Equipment and Facilities Authority,               9/14 at 100.00         AA          3,694,551
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 4.3% (2.6% OF TOTAL INVESTMENTS)

        2,000   Cole County Industrial Development Authority, Missouri,                2/14 at 100.00        N/R          1,991,340
                 Revenue Bonds, Lutheran Senior Services - Heisinger Project,
                 Series 2004, 5.250%, 2/01/24

          200   Hannibal Industrial Development Authority, Missouri, Health            3/16 at 100.00       BBB+            195,112
                 Facilities Revenue Bonds, Hannibal Regional Hospital,
                 Series 2006, 5.000%, 3/01/22

        2,885   Joplin Industrial Development Authority, Missouri, Health              2/15 at 102.00       BBB+          2,922,851
                 Facilities Revenue Bonds, Freeman Health System,
                 Series 2004, 5.500%, 2/15/24

        9,000   Kansas City, Missouri, Airport Revenue Bonds, General                  9/12 at 100.00         A+          9,326,160
                 Improvement Projects, Series 2003B, 5.250%, 9/01/17 -
                 FGIC Insured

                Missouri Development Finance Board, Infrastructure Facilities
                Revenue Bonds, Branson Landing Project, Series 2005A:
          780    6.000%, 6/01/20                                                         No Opt. Call       BBB+            832,182
        1,225    5.000%, 6/01/35                                                       6/15 at 100.00       BBB+          1,082,018

        2,500   Missouri Health and Educational Facilities Authority, Revenue          5/13 at 100.00         AA          2,528,150
                 Bonds, BJC Health System, Series 2003, 5.125%, 5/15/24


                                       39

NPM
Nuveen Premium Income Municipal Fund 2, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI (continued)

$       1,200   Missouri Health and Educational Facilities Authority, Revenue          2/14 at 100.00       BBB+        $ 1,209,768
                 Bonds, Lake Regional Health System, Series 2003,
                 5.125%, 2/15/18

        1,250   Missouri Health and Educational Facilities Authority, Revenue          6/11 at 101.00        AAA          1,305,588
                 Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/21 -
                 AMBAC Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        1,250    5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured                6/11 at 101.00        AAA          1,353,775
        2,000    5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured                6/11 at 101.00        AAA          2,166,040

------------------------------------------------------------------------------------------------------------------------------------
       24,290   Total Missouri                                                                                           24,912,984
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 1.1% (0.6% OF TOTAL INVESTMENTS)

        1,470   Municipal Energy Agency of Nebraska, Power Supply System               4/13 at 100.00        AAA          1,557,333
                 Revenue Bonds, Series 2003A, 5.250%, 4/01/23 -
                 FSA Insured

        4,670   Omaha Public Power District, Nebraska, Separate Electric               2/17 at 100.00        Aaa          4,622,413
                 System Revenue Bonds, Nebraska City 2, Series 2006A,
                 5.000%, 2/01/49 - AMBAC Insured (UB)

------------------------------------------------------------------------------------------------------------------------------------
        6,140   Total Nebraska                                                                                            6,179,746
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 3.8% (2.3% OF TOTAL INVESTMENTS)

       10,410   Clark County School District, Nevada, General Obligation Bonds,        6/12 at 100.00        AAA         11,444,546
                 Series 2002C, 5.500%, 6/15/18 (Pre-refunded 6/15/12) -
                 MBIA Insured

        5,795   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                   7/13 at 100.00        AAA          5,975,456
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

        4,000   Clark County, Nevada, Subordinate Lien Airport Revenue                 7/14 at 100.00        Aa3          4,032,320
                 Bonds, Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

        1,000   Director of Nevada State Department of Business and Industry,          1/10 at 100.00        AAA            799,000
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       21,205   Total Nevada                                                                                             22,251,322
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 6.9% (4.1% OF TOTAL INVESTMENTS)

        5,480   Essex County Improvement Authority, New Jersey, Lease                 12/13 at 100.00        Aaa          5,830,391
                 Revenue Bonds, Series 2003, 5.125%, 12/15/20 - FSA Insured

          135   Essex County Improvement Authority, New Jersey, Lease Revenue         12/13 at 100.00        Aaa            149,418
                 Bonds, Series 2003, 5.125%, 12/15/20 (Pre-refunded 12/15/13) -
                 FSA Insured

                New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2005P:
        1,325    5.250%, 9/01/24                                                       9/15 at 100.00        AA-          1,394,033
        1,000    5.250%, 9/01/26                                                       9/15 at 100.00        AA-          1,045,720

          520   New Jersey Health Care Facilities Financing Authority,                 7/18 at 100.00       Baa2            507,036
                 New Jersey, Revenue Bonds, Saint Peters University Hospital,
                 Series 2007, 5.750%, 7/01/37

        3,675   New Jersey Housing and Mortgage Finance Agency, Multifamily            5/08 at 101.50        AAA          3,690,913
                 Housing Revenue Bonds, Series 1997A, 5.650%, 5/01/40 -
                 AMBAC Insured (Alternative Minimum Tax)

        3,400   New Jersey Transportation Trust Fund Authority, Transportation         6/13 at 100.00        AAA          3,795,420
                 System Bonds, Series 2003C, 5.500%, 6/15/22
                 (Pre-refunded 6/15/13)

        3,425   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call        AA-          3,792,160
                 System Bonds, Series 2006A, 5.250%, 12/15/20

        4,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00          A          4,118,040
                 5.000%, 1/01/19 - FGIC Insured

        3,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,            1/15 at 100.00        AAA          3,115,170
                 5.000%, 1/01/24 - FSA Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY (continued)

$      10,500   Tobacco Settlement Financing Corporation, New Jersey,                  6/17 at 100.00        BBB        $ 9,094,575
                 Tobacco Settlement Asset-Backed Bonds, Series 2007-1A,
                 5.000%, 6/01/29

        3,185   Union County Utilities Authority, New Jersey, Solid Waste Facility     6/08 at 101.00        AAA          3,194,173
                 Subordinate Lease Revenue Bonds, Ogden Martin Systems of
                 Union Inc., Series 1998A, 5.350%, 6/01/23 - AMBAC Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       39,645   Total New Jersey                                                                                         39,727,049
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 14.0% (8.4% OF TOTAL INVESTMENTS)

        5,000   Dormitory Authority of the State of New York, FHA-Insured              2/15 at 100.00       Baa3          5,019,500
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Marymount Manhattan College, Series 1999:
        1,975    6.375%, 7/01/16 - RAAI Insured                                        7/09 at 101.00         AA          2,070,827
        2,080    6.375%, 7/01/17 - RAAI Insured                                        7/09 at 101.00         AA          2,180,922

        1,500   Dormitory Authority of the State of New York, State and Local          7/14 at 100.00        AA-          1,596,885
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2004B, 5.250%, 7/01/19

        1,250   Hempstead Town Industrial Development Agency, New York,               10/15 at 100.00         A-          1,260,738
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/30

          150   Hudson Yards Infrastructure Corporation, New York, Revenue             2/17 at 100.00         AA            119,820
                 Bonds, Driver Trust 1649, 2006, 6.799%, 2/15/47 -
                 MBIA Insured (IF)

        4,580   Hudson Yards Infrastructure Corporation, New York, Revenue             2/17 at 100.00        Aaa          4,272,728
                 Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

        3,300   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00        Aaa          3,051,015
                 Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

                New York City Transitional Finance Authority, New York, Future Tax
                Secured Bonds, Fiscal Series 2004B:
        6,875    5.000%, 8/01/23                                                       8/13 at 100.00        AAA          7,183,481
        7,260    5.000%, 8/01/24                                                       8/13 at 100.00        AAA          7,540,454

        2,500   New York City Transitional Finance Authority, New York,                2/14 at 100.00        AAA          2,599,550
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/22

           35   New York City, New York, General Obligation Bonds,                       No Opt. Call         AA             35,695
                 Fiscal Series 1996J, 5.500%, 2/15/26

        4,000   New York City, New York, General Obligation Bonds,                     8/14 at 100.00         AA          4,212,680
                 Fiscal Series 2004C, 5.250%, 8/15/20

        2,150   New York City, New York, General Obligation Bonds,                     3/15 at 100.00         AA          2,207,427
                 Fiscal Series 2005J, 5.000%, 3/01/25

        5,000   New York City, New York, General Obligation Bonds,                     4/15 at 100.00         AA          5,141,050
                 Fiscal Series 2005M, 5.000%, 4/01/24

        7,425   New York Convention Center Development Corporation,                   11/15 at 100.00        Aaa          7,432,202
                 Hotel Unit Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 -
                 AMBAC Insured (UB)

                New York State Municipal Bond Bank Agency, Special School
                Purpose Revenue Bonds, Series 2003C:
        6,000    5.250%, 6/01/20                                                       6/13 at 100.00         A+          6,363,120
        5,100    5.250%, 6/01/21                                                       6/13 at 100.00         A+          5,303,898

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        3,400    5.500%, 6/01/16                                                       6/10 at 100.00        AA-          3,505,774
        2,000    5.500%, 6/01/19                                                       6/13 at 100.00        AA-          2,110,380

        6,250   Port Authority of New York and New Jersey, Special Project Bonds,        No Opt. Call        AAA          6,884,500
                 JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/15 - MBIA Insured (Alternative Minimum Tax)

        1,000   Rensselaer County Industrial Development Agency, New York,             3/16 at 100.00          A          1,032,650
                 Civic Facility Revenue Bonds, Rensselaer Polytechnic Institute,
                 Series 2006, 5.000%, 3/01/26

------------------------------------------------------------------------------------------------------------------------------------
       78,830   Total New York                                                                                           81,125,296
------------------------------------------------------------------------------------------------------------------------------------


                                       41

NPM
Nuveen Premium Income Municipal Fund 2, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 1.1% (0.7% OF TOTAL INVESTMENTS)

$       2,150   Durham Urban Redevelopment Authority, North Carolina,                  8/08 at 104.00        AAA        $ 2,206,029
                 FHA-Insured Mortgage Loan Revenue Bonds, Durham Hosiery
                 Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)

          495   North Carolina Housing Finance Agency, Single Family Revenue           9/08 at 100.00         AA            498,559
                 Bonds, Series 1996JJ, 6.450%, 9/01/27 (Alternative Minimum Tax)

                North Carolina Infrastructure Finance Corporation, Certificates
                of Participation, Correctional Facilities, Series 2004A:
        1,250    5.000%, 2/01/21                                                       2/14 at 100.00        AA+          1,297,900
        2,445    5.000%, 2/01/22                                                       2/14 at 100.00        AA+          2,526,223

------------------------------------------------------------------------------------------------------------------------------------
        6,340   Total North Carolina                                                                                      6,528,711
------------------------------------------------------------------------------------------------------------------------------------


                NORTH DAKOTA - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,010   North Dakota Housing Finance Agency, Home Mortgage Finance             7/10 at 100.00        Aa1          1,038,432
                 Program Bonds, Series 2000C, 6.150%, 7/01/31
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 4.7% (2.8% OF TOTAL INVESTMENTS)

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien,
                Series 2007A-2:
           90    5.125%, 6/01/24                                                       6/17 at 100.00        BBB             84,774
          900    5.875%, 6/01/30                                                       6/17 at 100.00        BBB            837,450
          845    5.750%, 6/01/34                                                       6/17 at 100.00        BBB            763,872
        1,965    5.875%, 6/01/47                                                       6/17 at 100.00        BBB          1,738,868

        3,000   Columbus City School District, Franklin County, Ohio, General         12/14 at 100.00        AAA          3,352,320
                 Obligation Bonds, Series 2004, 5.250%, 12/01/24
                 (Pre-refunded 12/01/14) - FSA Insured

                Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth
                Corporation, Series 2003C:
        2,330    5.250%, 5/15/17 - MBIA Insured                                        5/13 at 100.00        AAA          2,458,709
        4,105    5.250%, 5/15/18 - MBIA Insured                                        5/13 at 100.00        AAA          4,308,239

        2,000   Ohio Housing Finance Agency, FHA-Insured Multifamily Housing           7/08 at 102.00        Aa2          1,993,320
                 Mortgage Revenue Bonds, Courtyards of Kettering,
                 Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)

        5,850   Ohio Water Development Authority, Solid Waste Disposal                 9/08 at 102.00        N/R          5,573,354
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

        6,200   Ohio Water Development Authority, Solid Waste Disposal                 9/09 at 102.00        N/R          6,224,490
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       27,285   Total Ohio                                                                                               27,335,396
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 4.7% (2.8% OF TOTAL INVESTMENTS)

                Norman Regional Hospital Authority, Oklahoma, Hospital
                Revenue Bonds, Series 2005:
          500    5.375%, 9/01/29                                                       9/16 at 100.00        BBB            498,075
          750    5.375%, 9/01/36                                                       9/16 at 100.00        BBB            729,218

                Oklahoma Development Finance Authority, Revenue Bonds,
                Saint John Health System, Series 2007:
        6,200    5.000%, 2/15/37                                                       2/17 at 100.00        AA-          6,106,504
        2,560    5.000%, 2/15/42                                                       2/17 at 100.00        AA-          2,502,630

       10,000   Oklahoma Municipal Power Authority, Power Supply System                1/17 at 100.00          A          8,874,400
                 Revenue Bonds, Series 2007, 4.500%, 1/01/47 - FGIC Insured

        5,000   Oklahoma State Student Loan Authority, Senior Lien Revenue             6/11 at 102.00        AAA          5,078,050
                 Bonds, Series 2001A-1, 5.625%, 6/01/31
                 (Alternative Minimum Tax)

        3,660   Tulsa County Industrial Authority, Oklahoma, Health Care              12/16 at 100.00         AA          3,610,407
                 Revenue Bonds, Saint Francis Health System, Series 2006,
                 5.000%, 12/15/36

------------------------------------------------------------------------------------------------------------------------------------
       28,670   Total Oklahoma                                                                                           27,399,284
------------------------------------------------------------------------------------------------------------------------------------


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OREGON - 1.4% (0.9% OF TOTAL INVESTMENTS)

$       7,860   Multnomah County Hospital Facilities Authority, Oregon,               10/14 at 100.00         AA        $ 8,257,952
                 Revenue Bonds, Sisters of Providence Health System,
                 Series 2004, 5.500%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.5% (1.5% OF TOTAL INVESTMENTS)

        3,500   Allegheny County Sanitary Authority, Pennsylvania, Sewerage           12/15 at 100.00        AAA          3,595,445
                 Revenue Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA Insured

        1,500   Annville-Cleona School District, Lebanon County, Pennsylvania,         3/15 at 100.00        Aaa          1,651,410
                 General Obligation Bonds, Series 2005, 6.000%, 3/01/28 -
                 FSA Insured

          500   Bucks County Industrial Development Authority, Pennsylvania,           3/17 at 100.00        BBB            416,010
                 Charter School Revenue Bonds, School Lane Charter School,
                 Series 2007A, 5.000%, 3/15/37

        1,050   Delaware Valley Regional Finance Authority, Pennsylvania,                No Opt. Call        AAA          1,175,948
                 Local Government Revenue Bonds, Series 1997B,
                 5.700%, 7/01/27 - AMBAC Insured

        5,850   Pennsylvania Public School Building Authority, Lease                  12/16 at 100.00        Aaa          5,698,719
                 Revenue Bonds, School District of Philadelphia, Series 2006B,
                 4.500%, 6/01/32 - FSA Insured (UB)

        1,000   Pennsylvania State University, General Revenue Bonds,                  9/15 at 100.00         AA          1,027,740
                 Series 2005, 5.000%, 9/01/29

        1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,              6/16 at 100.00        AAA          1,089,543
                 Series 2006A, 5.000%, 12/01/26 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,450   Total Pennsylvania                                                                                       14,654,815
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 2.7% (1.6% OF TOTAL INVESTMENTS)

                Rhode Island Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed Bonds, Series 2002A:
       10,000    6.000%, 6/01/23                                                       6/12 at 100.00        BBB          9,905,500
        6,000    6.125%, 6/01/32                                                       6/12 at 100.00        BBB          5,920,800

------------------------------------------------------------------------------------------------------------------------------------
       16,000   Total Rhode Island                                                                                       15,826,300
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 10.4% (6.2% OF TOTAL INVESTMENTS)

       14,000   Berkeley County School District, South Carolina, Installment          12/13 at 100.00         A-         14,277,339
                 Purchase Revenue Bonds, Securing Assets for Education,
                 Series 2003, 5.250%, 12/01/24

       15,445   Greenville County School District, South Carolina, Installment        12/12 at 101.00    AA- (4)         17,564,822
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/17
                 (Pre-refunded 12/01/12)

        2,500   Greenville, South Carolina, Hospital Facilities Revenue Refunding      5/13 at 100.00        AAA          2,559,925
                 Bonds, Series 2003A, 5.000%, 5/01/25 - AMBAC Insured

        7,600   Piedmont Municipal Power Agency, South Carolina, Electric              7/08 at 100.00        AAA          7,179,112
                 Revenue Bonds, Series 1991, 4.000%, 1/01/23 - MBIA Insured

        1,250   South Carolina JOBS Economic Development Authority, Economic          11/12 at 100.00     A- (4)          1,389,738
                 Development Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)

        4,750   South Carolina JOBS Economic Development Authority, Economic          11/12 at 100.00         A-          4,818,163
                 Development Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002B, 5.625%, 11/15/30

                South Carolina JOBS Economic Development Authority, Hospital
                Refunding and Improvement Revenue Bonds, Palmetto Health
                Alliance, Series 2003C:
        1,335    6.875%, 8/01/27 (Pre-refunded 8/01/13)                                8/13 at 100.00   BBB+ (4)          1,573,791
          165    6.875%, 8/01/27 (Pre-refunded 8/01/13)                                8/13 at 100.00   BBB+ (4)            194,076
        4,450    6.375%, 8/01/34 (Pre-refunded 8/01/13)                                8/13 at 100.00   BBB+ (4)          5,140,195
          550    6.375%, 8/01/34 (Pre-refunded 8/01/13)                                8/13 at 100.00   BBB+ (4)            633,870

        5,000   Tobacco Settlement Revenue Management Authority,                       5/11 at 101.00        BBB          5,037,200
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
       57,045   Total South Carolina                                                                                     60,368,231
------------------------------------------------------------------------------------------------------------------------------------


                                       43

NPM
Nuveen Premium Income Municipal Fund 2, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 1.1% (0.6% OF TOTAL INVESTMENTS)

$       3,200   Johnson City Health and Educational Facilities Board,                  7/16 at 100.00       BBB+        $ 2,983,488
                 Tennessee, Revenue Bonds, Mountain States Health
                 Alliance, Series 2006A, 5.500%, 7/01/36

        1,500   Memphis-Shelby County Airport Authority, Tennessee,                    3/10 at 101.00        AAA          1,535,580
                 Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/19 -
                 AMBAC Insured (Alternative Minimum Tax)

                Sumner County Health, Educational, and Housing Facilities
                Board, Tennessee, Revenue Refunding Bonds, Sumner Regional
                Health System Inc., Series 2007:
          800    5.500%, 11/01/37                                                     11/17 at 100.00        N/R            743,944
        1,000    5.500%, 11/01/46                                                     11/17 at 100.00        N/R            906,730

------------------------------------------------------------------------------------------------------------------------------------
        6,500   Total Tennessee                                                                                           6,169,742
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 13.3% (7.9% OF TOTAL INVESTMENTS)

        5,810   Board of Regents, University of Texas System, Financing                2/17 at 100.00        Aaa          4,971,669
                 System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

        5,110   Brazos River Authority, Texas, Pollution Control Revenue               4/13 at 101.00       Caa1          4,997,529
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

       10,000   Brazos River Harbor Navigation District, Brazoria County,              5/12 at 101.00         A-         10,109,200
                 Texas, Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Mandatory put 5/15/17) (Alternative Minimum Tax)

        3,345   Fort Worth, Texas, Water and Sewerage Revenue Bonds,                   2/12 at 100.00     AA (4)          3,667,759
                 Series 2001, 5.625%, 2/15/19 (Pre-refunded 2/15/12)

        5,000   Gulf Coast Industrial Development Authority, Texas, Waste              6/08 at 102.00        BBB          4,587,100
                 Disposal Revenue Bonds, Valero Refining and Marketing
                 Company Project, Series 1997, 5.600%, 12/01/31
                 (Alternative Minimum Tax)

                Harris County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Memorial Hermann Healthcare System,
                Series 2004A:
        1,000    5.000%, 12/01/20                                                     12/14 at 100.00          A          1,011,420
        1,000    5.000%, 12/01/21                                                     12/14 at 100.00          A          1,008,610
        2,500    5.125%, 12/01/22                                                     12/14 at 100.00          A          2,529,125

        2,800   Harris County-Houston Sports Authority, Texas, Senior Lien            11/11 at 100.00        AAA          2,826,908
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30 -
                 MBIA Insured

        4,000   Houston, Texas, First Lien Combined Utility System Revenue             5/14 at 100.00         AA          4,082,840
                 Bonds, Series 2004A, 5.250%, 5/15/24 - FGIC Insured

       10,850   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,           No Opt. Call        AAA          4,351,718
                 Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/25 - AMBAC Insured

          725   Keller Independent School District, Tarrant County, Texas,             8/11 at 100.00        AAA            754,232
                 Unlimited Tax General Obligation Refunding Bonds, Series 2001,
                 5.250%, 8/15/26

        5,460   Keller Independent School District, Tarrant County, Texas,             8/11 at 100.00        AAA          5,894,616
                 Unlimited Tax General Obligation Refunding Bonds, Series 2001,
                 5.250%, 8/15/26 (Pre-refunded 8/15/11)

                Kerrville Health Facilities Development Corporation, Texas, Revenue
                Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
          800    5.250%, 8/15/21                                                         No Opt. Call       BBB-            778,312
        1,250    5.125%, 8/15/26                                                         No Opt. Call       BBB-          1,155,538

        2,000   Pearland Independent School District, Brazoria County, Texas,          2/11 at 100.00        AAA          2,136,180
                 Unlimited Tax Schoolhouse Bonds, Series 2001A,
                 5.250%, 2/15/22 (Pre-refunded 2/15/11)

        1,000   Sabine River Authority, Texas, Pollution Control Revenue Bonds,       11/15 at 100.00       Caa1            741,640
                 TXU Electric Company, Series 2001C, 5.200%, 5/01/28

        3,935   Spring Branch Independent School District, Harris County, Texas,       2/11 at 100.00        AAA          4,193,687
                 Limited Tax Schoolhouse and Refunding Bonds, Series 2001,
                 5.125%, 2/01/26 (Pre-refunded 2/01/11)

        6,500   Tarrant County Cultural & Educational Facilities Financing             2/17 at 100.00        AA-          6,403,475
                 Corporation, Texas, Revenue Bonds, Series 2007A,
                 5.000%, 2/15/36


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$         870   Texas, General Obligation Bonds, Transportation Commission             4/17 at 100.00         AA        $   805,002
                 Mobility Fund, Series 2007, Residuals 1871-1,
                 8.206%, 4/01/33 (IF)

        3,335   Texas, General Obligation Bonds, Transportation Commission             4/17 at 100.00         AA          3,085,842
                 Mobility Fund, Series 2007, Residuals 1871-2,
                 8.233%, 4/01/33 (IF)

        3,900   Texas, General Obligation Bonds, Veterans Housing Assistance          12/11 at 101.00        Aa1          3,961,776
                 Program Fund II, Series 2001C-1, 5.200%, 12/01/21
                 (Alternative Minimum Tax)

        2,905   Weatherford Independent School District, Parker County, Texas,          2/11 at 44.73        AAA          1,154,186
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2001, 0.000%, 2/15/25

        4,040   Weatherford Independent School District, Parker County, Texas,          2/11 at 44.73        AAA          1,667,510
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2001, 0.000%, 2/15/25 (Pre-refunded 2/15/11)

------------------------------------------------------------------------------------------------------------------------------------
       88,135   Total Texas                                                                                              76,875,874
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.1% (0.0% OF TOTAL INVESTMENTS)

          185   Utah Housing Finance Agency, Single Family Mortgage Bonds,             1/09 at 101.50        AAA            189,135
                 Series 1997C, 5.600%, 7/01/18 (Alternative Minimum Tax)

          115   Utah Housing Finance Agency, Single Family Mortgage Bonds,             7/08 at 101.00        AAA            117,860
                 Series 1997E-2, 5.875%, 1/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          300   Total Utah                                                                                                  306,995
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 10.0% (6.0% OF TOTAL INVESTMENTS)

       15,000   Chelan County Public Utility District 1, Washington, Hydro             7/12 at 100.00        AAA         14,890,349
                 Consolidated System Revenue Bonds, Series 2002A,
                 5.450%, 7/01/37 - AMBAC Insured (Alternative Minimum Tax)

        7,500   Energy Northwest, Washington, Electric Revenue Refunding               7/12 at 100.00        AAA          8,147,475
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.750%, 7/01/17 - MBIA Insured

        5,000   Energy Northwest, Washington, Electric Revenue Refunding               7/13 at 100.00        Aaa          5,419,650
                 Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16

       10,080   King County School District 401, Highline, Washington,                 6/12 at 100.00        AA+         10,812,413
                 General Obligation Bonds, Series 2002, 5.500%, 12/01/16 -
                 FGIC Insured

        6,965   Port of Seattle, Washington, Revenue Bonds, Series 1999A,              9/12 at 100.00         A1          7,221,869
                 5.250%, 9/01/22 - FGIC Insured

        2,820   Skagit County Public Hospital District 1, Washington, General         12/14 at 100.00        Aaa          2,974,621
                 Obligation Bonds, Series 2004A, 5.375%, 12/01/19 -
                 MBIA Insured

        2,500   Snohomish County, Washington, Limited Tax General Obligation          12/11 at 100.00        AAA          2,600,625
                 Bonds, Series 2001, 5.125%, 12/01/22 - MBIA Insured

        1,000   Washington State Health Care Facilities Authority, Revenue               No Opt. Call        N/R            934,050
                 Bonds, Northwest Hospital and Medical Center of Seattle,
                 Series 2007, 5.700%, 12/01/32

        4,905   Washington, Various Purpose General Obligation Bonds,                  1/09 at 100.00        AA+          4,955,129
                 Series 1999B, 5.000%, 1/01/19

------------------------------------------------------------------------------------------------------------------------------------
       55,770   Total Washington                                                                                         57,956,181
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 1.4% (0.9% OF TOTAL INVESTMENTS)

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,         10/11 at 100.00        BBB          4,895,100
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22

        1,000   Pleasants County, West Virginia, Pollution Control Revenue Bonds,      4/09 at 101.00        Aaa          1,005,550
                 West Penn Power Company Pleasants Station Project,
                 Series 1999E, 5.500%, 4/01/29 - AMBAC Insured (Alternative
                 Minimum Tax)

        2,355   West Virginia University, Unlimited Tax General Revenue Bonds,        10/14 at 100.00         A+          2,379,374
                 Student Fees, Series 2004C, 5.000%, 10/01/24 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,355   Total West Virginia                                                                                       8,280,024
------------------------------------------------------------------------------------------------------------------------------------


                                       45

NPM
Nuveen Premium Income Municipal Fund 2, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 3.2% (1.9% OF TOTAL INVESTMENTS)

$       5,105   Wisconsin Health and Educational Facilities Authority,                 2/09 at 101.00       BBB+        $ 4,868,383
                 Revenue Bonds, Aurora Health Care Inc., Series 1999A,
                 5.600%, 2/15/29

          315   Wisconsin Health and Educational Facilities Authority,                 5/16 at 100.00        BBB            278,114
                 Revenue Bonds, Divine Savior Healthcare, Series 2006,
                 5.000%, 5/01/32

        1,000   Wisconsin Health and Educational Facilities Authority,                 5/14 at 100.00       BBB+          1,004,520
                 Revenue Bonds, Fort Healthcare Inc., Series 2004,
                 5.750%, 5/01/24

        3,215   Wisconsin Health and Educational Facilities Authority,                 8/08 at 101.00        AAA          3,254,191
                 Revenue Bonds, Marshfield Clinic, Series 1997,
                 5.625%, 2/15/17 - MBIA Insured

        4,530   Wisconsin Health and Educational Facilities Authority,                 8/16 at 100.00         A-          3,891,361
                 Revenue Bonds, Wheaton Franciscan Healthcare System,
                 Series 2006, 5.250%, 8/15/34

        5,300   Wisconsin State, General Obligation Bonds, Series 2006A,               5/16 at 100.00        AA-          5,402,503
                 4.750%, 5/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,465   Total Wisconsin                                                                                          18,699,072
------------------------------------------------------------------------------------------------------------------------------------


                WYOMING - 0.4% (0.3% OF TOTAL INVESTMENTS)

        2,750   Sweetwater County, Wyoming, Solid Waste Disposal Revenue              12/15 at 100.00        BBB          2,534,785
                 Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
$   1,087,180   Total Long-Term Investments (cost $942,812,253) - 166.2%                                                 962,152,662
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS -- 1.2% (0.7% OF TOTAL INVESTMENTS)

        2,910   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,                                 VMIG-1          2,910,000
                 ROCS 660, Variable Rate Demand Obligations, 4.010%, 5/01/34 -
                 FGIC Insured (5)

        4,000   Ohio Air Quality Development Authority, Pollution Control                                 VMIG-1          4,000,000
                 Revenue Bonds, Dayton Power and Light Company Project,
                 Variable Rate Demand Obligations, Trust 1219, 5.500%, 1/01/34 (5)
------------------------------------------------------------------------------------------------------------------------------------
$       6,910   Total Short-Term Investments (cost $6,910,000)                                                            6,910,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $949,722,253) - 167.4%                                                          969,062,662
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (9.6)%                                                                      (55,440,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                     12,300,670
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (59.9)% (6)                                                   (347,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $578,923,332
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               (6) Preferred Shares, at Liquidation Value as a percentage of total investments is (35.8)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NPT
Nuveen Premium Income Municipal Fund 4, Inc.
Portfolio of INVESTMENTS
                                                      April 30, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 4.6% (2.7% OF TOTAL INVESTMENTS)

$       5,150   Alabama 21st Century Authority, Tobacco Settlement Revenue            12/11 at 101.00         A-        $ 5,265,515
                 Bonds, Series 2001, 5.750%, 12/01/16

        2,395   Alabama Housing Finance Authority, FNMA Multifamily Housing            2/11 at 102.00        AAA          2,417,393
                 Revenue Bonds, South Bay Apartments, Series 2000K,
                 5.950%, 2/01/33 (Alternative Minimum Tax)

       11,895   Alabama Special Care Facilities Financing Authority, Birmingham,       5/08 at 100.00        Aaa         11,908,679
                 Hospital Revenue Bonds, Daughters of Charity National Health
                 System - Providence Hospital and St. Vincent's Hospital,
                 Series 1995, 5.000%, 11/01/25 (ETM)

        5,000   Alabama Special Care Facilities Financing Authority, Revenue          11/16 at 100.00        Aa1          4,926,500
                 Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/39

        1,000   Birmingham Special Care Facilities Financing Authority, Alabama,      11/15 at 100.00       Baa1            870,590
                 Revenue Bonds, Baptist Health System Inc., Series 2005A,
                 5.000%, 11/15/30

------------------------------------------------------------------------------------------------------------------------------------
       25,440   Total Alabama                                                                                            25,388,677
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.9% (0.5% OF TOTAL INVESTMENTS)

        1,665   Alaska Housing Finance Corporation, General Housing Purpose           12/14 at 100.00         AA          1,678,869
                 Bonds, Series 2005A, 5.000%, 12/01/30 - FGIC Insured

        3,065   Alaska Municipal Bond Bank Authority, General Obligation Bonds,       12/13 at 100.00        AAA          3,406,686
                 Series 2003E, 5.250%, 12/01/26 (Pre-refunded 12/01/13) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,730   Total Alaska                                                                                              5,085,555
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 2.0% (1.2% OF TOTAL INVESTMENTS)

        5,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,               7/13 at 100.00        Aaa          5,056,400
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.000%, 7/01/31 - MBIA Insured

        4,100   Salt River Project Agricultural Improvement and Power District,       12/13 at 100.00        AAA          4,268,715
                 Arizona, Electric System Revenue Bonds, Series 2003,
                 5.000%, 12/01/18 - MBIA Insured

        2,000   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue            No Opt. Call        AA-          1,795,600
                 Bonds, Series 2007, 5.000%, 12/01/37

------------------------------------------------------------------------------------------------------------------------------------
       11,100   Total Arizona                                                                                            11,120,715
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.0% (0.0% OF TOTAL INVESTMENTS)

           39   Lonoke County Residential Housing Facilities Board, Arkansas,         10/08 at 100.00        Aaa             39,725
                 FNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 4/01/11
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 17.1% (10.0% OF TOTAL INVESTMENTS)

       10,000   Anaheim Public Finance Authority, California, Public Improvement       9/17 at 100.00          A          8,855,500
                 Project Lease Bonds, Series 2007A-1, 4.375%, 3/01/37 -
                 FGIC Insured

       17,000   California Health Facilities Financing Authority, Health Facility      3/13 at 100.00          A         16,030,489
                 Revenue Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

        5,000   California Health Facilities Financing Authority, Revenue Bonds,       4/16 at 100.00         A+          4,843,800
                 Kaiser Permanante System, Series 2006, 5.000%, 4/01/37


                                       47


                                       NPT

                      Nuveen Premium Income Municipal Fund 4, Inc. (continued)
                      Portfolio of INVESTMENTS April 30, (2008) (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

$       2,900   California Health Facilities Financing Authority, Revenue Bonds,      11/16 at 100.00        AA-        $ 2,830,052
                 Sutter Health, Series 2007A, 5.000%, 11/15/42

       11,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00        AAA         11,749,540
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)

        2,000   California Infrastructure Economic Development Bank, Revenue           8/11 at 102.00         A+          2,029,720
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

       19,545   California, General Obligation Bonds, Series 2005,                     6/15 at 100.00         A1         19,835,439
                 5.000%, 6/01/33 - CIFG Insured (UB)

        4,780   Foothill/Eastern Transportation Corridor Agency, California,             No Opt. Call        AAA          3,926,435
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/14 (ETM)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
          610    5.125%, 6/01/47                                                       6/17 at 100.00        BBB            493,679
        1,000    5.750%, 6/01/47                                                       6/17 at 100.00        BBB            897,890

        1,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00        AAA          1,152,190
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

        3,190   Hillsborough City School District, San Mateo County, California,         No Opt. Call        AAA          1,192,964
                 General Obligation Bonds, Series 2006B, 0.000%, 9/01/27

       11,310   San Francisco Bay Area Rapid Transit District, California,             7/16 at 100.00        Aaa         10,505,180
                 Sales Tax Revenue Bonds, Refunding Series 2006A,
                 4.250%, 7/01/31 - FSA Insured (UB)

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Revenue Refunding Bonds, Series 1997A:
        4,430    0.000%, 1/15/32 - MBIA Insured                                          No Opt. Call        AAA          1,070,820
       31,300    0.000%, 1/15/34 - MBIA Insured                                          No Opt. Call        AAA          6,678,168

        1,945   South Gate Public Financing Authority, California, Water Revenue         No Opt. Call       Baa3          2,105,249
                 Refunding Bonds, Series 1996A, 6.000%, 10/01/12 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
      127,010   Total California                                                                                         94,197,115
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 4.6% (2.7% OF TOTAL INVESTMENTS)

        2,000   Colorado Health Facilities Authority, Revenue Refunding Bonds,         9/11 at 100.00     AA (4)          2,154,820
                 Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21
                 (Pre-refunded 9/01/11)

          450   Colorado Housing Finance Authority, Single Family Program             10/09 at 105.00        Aa2            481,046
                 Senior Bonds, Series 1999C-3, 6.750%, 10/01/21

        2,695   Denver City and County, Colorado, Airport System Revenue                 No Opt. Call         A+          3,003,901
                 Bonds, Series 1991D, 7.750%, 11/15/13
                 (Alternative Minimum Tax)

                Denver Convention Center Hotel Authority, Colorado, Senior
                Revenue Bonds, Convention Center Hotel, Series 2003A:
        2,940    5.000%, 12/01/20 (Pre-refunded 12/01/13) - XLCA Insured              12/13 at 100.00     A3 (4)          3,184,726
       10,000    5.000%, 12/01/33 (Pre-refunded 12/01/13) - XLCA Insured              12/13 at 100.00     A3 (4)         10,832,400

        4,345   El Paso County School District 20, Academy, Colorado, General         12/12 at 100.00        Aa3          4,642,198
                 Obligation Bonds, Series 2002, 5.250%, 12/15/17 - FGIC Insured

          755   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00        AAA            787,359
                 Bonds, Series 2004, 5.000%, 12/15/22 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,185   Total Colorado                                                                                           25,086,450
------------------------------------------------------------------------------------------------------------------------------------


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 2.3% (1.3% OF TOTAL INVESTMENTS)

$           5   District of Columbia, General Obligation Bonds, Series 1993E,          6/08 at 100.00        AAA        $     5,016
                 6.000%, 6/01/09 - CAPMAC Insured

        4,250   District of Columbia, Hospital Revenue Refunding Bonds,                6/08 at 101.00        AAA          4,289,355
                 Medlantic Healthcare Group, Series 1993A, 5.750%, 8/15/14 -
                 MBIA Insured (ETM)

                District of Columbia, Revenue Bonds, Georgetown University,
                Series 2001A:
        9,670    0.000%, 4/01/26 (Pre-refunded 4/01/11) - MBIA Insured                  4/11 at 42.15        AAA          3,732,910
       15,235    0.000%, 4/01/30 (Pre-refunded 4/01/11) - MBIA Insured                  4/11 at 32.93        AAA          4,595,028

------------------------------------------------------------------------------------------------------------------------------------
       29,160   Total District of Columbia                                                                               12,622,309
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 6.3% (3.7% OF TOTAL INVESTMENTS)

        5,000   Broward County School Board, Florida, Certificates of                  7/13 at 100.00        AAA          5,033,600
                 Participation, Series 2003, 5.000%, 7/01/28 - MBIA Insured

        5,000   Hillsborough County Aviation Authority, Florida, Revenue Bonds,       10/13 at 100.00        AAA          5,051,400
                 Tampa International Airport, Series 2003A, 5.250%, 10/01/18 -
                 MBIA Insured (Alternative Minimum Tax)

        5,000   Martin County Industrial Development Authority, Florida, Industrial    6/08 at 100.00        BB+          5,010,900
                 Development Revenue Bonds, Indiantown Cogeneration LP,
                 Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

        1,380   Miami-Dade County Housing Finance Authority, Florida,                  1/11 at 102.00        AAA          1,410,691
                 Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
                 Series 2000-5A, 5.850%, 7/01/20 - FSA Insured
                 (Alternative Minimum Tax)

        3,385   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami             10/15 at 100.00         A2          3,111,831
                 International Airport, Series 2005A, 5.000%, 10/01/37 -
                 XLCA Insured (Alternative Minimum Tax)

        5,455   South Miami Health Facilities Authority, Florida, Hospital Revenue,    8/17 at 100.00        AA-          5,323,480
                 Baptist Health System Obligation Group, Series 2007,
                 5.000%, 8/15/42

        9,500   Sunrise, Florida, Utility System Revenue Refunding Bonds,             10/18 at 100.00        AAA          9,661,785
                 Series 1998, 5.000%, 10/01/28 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       34,720   Total Florida                                                                                            34,603,687
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 2.6% (1.5% OF TOTAL INVESTMENTS)

        4,400   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                    No Opt. Call          A          4,655,332
                 Series 1999A, 5.500%, 11/01/22 - FGIC Insured

        2,880   Georgia Municipal Electric Authority, General Power Revenue              No Opt. Call         A+          3,260,938
                 Bonds, Series 1992B, 8.250%, 1/01/11

        5,500   Georgia Municipal Electric Authority, General Power Revenue              No Opt. Call        AAA          6,231,060
                 Bonds, Series 1993B, 5.700%, 1/01/19 - FGIC Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       12,780   Total Georgia                                                                                            14,147,330
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 1.1% (0.6% OF TOTAL INVESTMENTS)

        3,720   Honolulu City and County, Hawaii, General Obligation Refunding           No Opt. Call         AA          4,050,634
                 and Improvement Bonds, Series 1993B, 5.000%, 10/01/13

        1,580   Honolulu City and County, Hawaii, General Obligation Refunding           No Opt. Call        Aaa          1,733,623
                 and Improvement Bonds, Series 1993B, 5.000%, 10/01/13 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
        5,300   Total Hawaii                                                                                              5,784,257
------------------------------------------------------------------------------------------------------------------------------------


                IDAHO - 0.1% (0.1% OF TOTAL INVESTMENTS)

          750   Madison County, Idaho, Hospital Revenue Certificates of                9/16 at 100.00       BBB-            632,933
                 Participation, Madison Memorial Hospital, Series 2006,
                 5.250%, 9/01/37
------------------------------------------------------------------------------------------------------------------------------------


                                       49

NPT
Nuveen Premium Income Municipal Fund 4, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 18.2% (10.7% OF TOTAL INVESTMENTS)

$       4,000   Chicago Board of Education, Illinois, General Obligation Lease           No Opt. Call        AAA        $ 4,429,240
                 Certificates, Series 1992A, 6.250%, 1/01/15 - MBIA Insured

       17,000   Chicago Greater Metropolitan Area Sanitary District, Illinois,        12/16 at 100.00        Aaa         18,966,050
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/35
                 (Pre-refunded 12/01/16) (UB)

        5,550   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A,        1/11 at 101.00        AAA          5,482,901
                 5.125%, 1/01/26 - FSA Insured (Alternative Minimum Tax)

        5,000   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998,               7/08 at 102.00        AAA          5,089,000
                 5.250%, 1/01/28 - FGIC Insured

        1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00         A1          1,623,408
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

                Cook County School District 99, Cicero, Illinois, General Obligation
                School Bonds, Series 1997:
        1,455    8.500%, 12/01/13 - FGIC Insured                                         No Opt. Call       Baa3          1,811,621
        1,685    8.500%, 12/01/15 - FGIC Insured                                         No Opt. Call       Baa3          2,201,840

        6,030   Illinois Development Finance Authority, GNMA Collateralized            4/11 at 105.00        Aaa          6,766,504
                 Mortgage Revenue Bonds, Greek American Nursing Home
                 Committee, Series 2000A, 7.600%, 4/20/40

        1,385   Illinois Finance Authority, General Obligation Debt Certificates,     12/14 at 100.00        Aaa          1,437,949
                 Local Government Program - Kankakee County, Series 2005B,
                 5.000%, 12/01/18 - AMBAC Insured

        2,515   Illinois Finance Authority, Revenue Bonds, Northwestern                8/14 at 100.00    AA+ (4)          2,801,735
                 Memorial Hospital, Series 2004A, 5.250%, 8/15/34
                 (Pre-refunded 8/15/14)

        5,565   Illinois Finance Authority, Revenue Bonds, Sherman Health              8/17 at 100.00         A-          5,219,302
                 Systems, Series 2007A, 5.500%, 8/01/37

        4,000   Illinois Health Facilities Authority, FHA-Insured Mortgage             8/13 at 100.00        AAA          4,009,600
                 Revenue Refunding Bonds, Sinai Health System, Series 2003,
                 5.150%, 2/15/37

        4,000   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/12 at 100.00       Baa3          3,825,360
                 Medical Center, Series 2002, 5.500%, 5/15/32

        4,075   Illinois Health Facilities Authority, Revenue Refunding Bonds,           No Opt. Call        Aa3          4,704,465
                 Lutheran General Health System, Series 1993C, 7.000%, 4/01/14

        9,795   Lake, Cook, Kane and McHenry Counties Community Unit School              No Opt. Call        AAA         10,980,979
                 District 220, Barrington, Illinois, School Refunding Bonds,
                 Series 2002, 5.250%, 12/01/19 - FSA Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 2002A:
        9,500    0.000%, 6/15/24 - MBIA Insured                                        6/22 at 101.00        AAA          6,413,355
        4,540    5.000%, 12/15/28 - MBIA Insured                                       6/12 at 101.00        AAA          4,632,207
       36,040    0.000%, 6/15/40 - MBIA Insured                                          No Opt. Call        AAA          6,486,840

        3,050   Regional Transportation Authority, Cook, DuPage, Kane, Lake,             No Opt. Call        AAA          3,671,712
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      126,850   Total Illinois                                                                                           100,554,068
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 9.3% (5.5% OF TOTAL INVESTMENTS)

                Carmel Redevelopment Authority, Indiana, Lease Rent Revenue
                Bonds, Series 2005:
        1,950    0.000%, 2/01/24                                                         No Opt. Call         AA            856,713
        2,705    0.000%, 2/01/25                                                         No Opt. Call         AA          1,113,324

        3,000   Hospital Authority of Delaware County, Indiana, Hospital Revenue       8/16 at 100.00       Baa2          2,544,660
                 Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA (continued)

$       3,965   Indiana Educational Facilities Authority, Revenue Bonds,               2/11 at 100.00        AAA        $ 4,110,991
                 Butler University, Series 2001, 5.500%, 2/01/26 -
                 MBIA Insured

        1,500   Indiana Educational Facilities Authority, Revenue Bonds,              10/09 at 101.00        AAA          1,564,500
                 University of Indianapolis, Series 1999, 5.750%, 10/01/19 -
                 FSA Insured

       22,000   Indiana Health Facility Financing Authority, Hospital Revenue          8/10 at 101.50        AAA         23,767,256
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30 (Pre-refunded 8/15/10) - MBIA Insured

        3,000   Indiana Health Facility Financing Authority, Hospital Revenue            No Opt. Call        AAA          3,434,490
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        2,800   Indiana Health Facility Financing Authority, Revenue Bonds,            5/15 at 100.00        AAA          2,800,000
                 Community Hospitals of Indiana, Series 2005A,
                 5.000%, 5/01/35 - AMBAC Insured

        4,000   Indiana Transportation Finance Authority, Highway Revenue              6/13 at 100.00        AAA          4,173,680
                 Bonds, Series 2003A, 5.000%, 6/01/23 - FSA Insured

        6,000   Indiana Transportation Finance Authority, Highway Revenue              6/13 at 100.00        AAA          6,547,200
                 Bonds, Series 2003A, 5.000%, 6/01/24 (Pre-refunded 6/01/13) -
                 FSA Insured

          420   Marion County Convention and Recreational Facilities Authority,        6/09 at 100.00        AAA            420,643
                 Indiana, Excise Tax Lease Rental Revenue Bonds, Series 1997A,
                 5.000%, 6/01/27 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       51,340   Total Indiana                                                                                            51,333,457
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,000   Iowa Finance Authority, Health Facility Revenue Bonds,                 7/16 at 100.00       BBB-            916,040
                 Care Initiatives Project, Series 2006A, 5.000%, 7/01/20
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 1.9% (1.1% OF TOTAL INVESTMENTS)

        2,000   Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical        9/10 at 100.00        AAA          2,063,900
                 Center, Series 2000A, 5.500%, 9/01/25 - AMBAC Insured

        6,825   Sedgwick County Unified School District 259, Wichita, Kansas,          9/10 at 100.00         AA          6,783,777
                 General Obligation Bonds, Series 2000, 3.500%, 9/01/16

        1,750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas                6/14 at 100.00        AAA          1,776,443
                 Gas and Electric Company, Series 2004, 5.300%, 6/01/31 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,575   Total Kansas                                                                                             10,624,120
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 7.2% (4.2% OF TOTAL INVESTMENTS)

        1,750   Louisiana Local Government Environmental Facilities and                6/12 at 105.00        Aaa          1,878,975
                 Community Development Authority, GNMA Collateralized
                 Mortgage Revenue Refunding Bonds, Sharlo Apartments,
                 Series 2002A, 6.500%, 6/20/37

        5,150   Louisiana Public Facilities Authority, Hospital Revenue Bonds,         8/15 at 100.00         A+          5,155,768
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/32

       10,000   Louisiana Public Facilities Authority, Revenue Bonds,                  7/17 at 100.00         A+          8,645,500
                 Archdiocese of New Orleans, Series 2007, 4.500%, 7/01/37 -
                 CIFG Insured

        3,800   Louisiana Public Facilities Authority, Revenue Bonds,                  5/17 at 100.00         A3          3,651,040
                 Ochsner Clinic Foundation Project, Series 2007A,
                 5.500%, 5/15/47

                Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                Series 2006:
        1,480    4.750%, 5/01/39 - FSA Insured (UB)                                    5/16 at 100.00        Aaa          1,463,439
       15,820    4.500%, 5/01/41 - FGIC Insured (UB)                                   5/16 at 100.00        Aa3         14,988,026

          170   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,              5/16 at 100.00        Aa3            143,179
                 Residuals 660-1, 5.082%, 5/01/41 - FGIC Insured (IF)

        3,795   Orleans Levee District, Louisiana, Levee District General              6/08 at 100.50        AAA          3,840,236
                 Obligation Bonds, Series 1986, 5.950%, 11/01/14 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       41,965   Total Louisiana                                                                                          39,766,163
------------------------------------------------------------------------------------------------------------------------------------


                                       51

NPT
Nuveen Premium Income Municipal Fund 4, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MARYLAND - 2.1% (1.2% OF TOTAL INVESTMENTS)

$       2,050   Maryland Community Development Administration, Housing                 7/08 at 101.00        Aa2        $ 2,067,220
                 Revenue Bonds, Series 1996A, 5.875%, 7/01/16

        2,900   Maryland Community Development Administration, Housing                 7/08 at 101.00        Aa2          2,913,659
                 Revenue Bonds, Series 1997A, 6.000%, 7/01/39
                 (Alternative Minimum Tax)

           50   Maryland Health and Higher Educational Facilities Authority,           8/14 at 100.00         A-             50,367
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

        2,210   Maryland Health and Higher Educational Facilities Authority,           7/16 at 100.00        Aaa          2,172,806
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 4.750%, 7/01/36 - MBIA Insured (UB)

        1,935   Montgomery County Housing Opportunities Commission,                    7/08 at 100.00        Aa2          1,962,206
                 Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
                 Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)

        2,315   Montgomery County Housing Opportunities Commission,                    7/10 at 100.00        Aaa          2,356,068
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,460   Total Maryland                                                                                           11,522,326
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 1.1% (0.6% OF TOTAL INVESTMENTS)

        3,585   Massachusetts Development Finance Agency, Revenue Bonds,               3/15 at 100.00        BBB          3,090,306
                 Curry College, Series 2005A, 5.000%, 3/01/35 - ACA Insured

        1,000   Massachusetts Development Finance Agency, Revenue Bonds,              10/12 at 102.00        BB-            894,460
                 Orchard Cove, Series 2007, 5.250%, 10/01/26

        1,000   Massachusetts Health and Educational Facilities Authority,             7/15 at 100.00       BBB-            900,620
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.375%, 7/01/35

        1,155   Massachusetts Water Resources Authority, General Revenue               2/17 at 100.00        Aaa            909,978
                 Bonds, Series 2007, Residual Trust 7039, 4.069%, 8/01/46 -
                 FSA Insured (IF)

------------------------------------------------------------------------------------------------------------------------------------
        6,740   Total Massachusetts                                                                                       5,795,364
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 7.6% (4.4% OF TOTAL INVESTMENTS)

        6,000   Detroit, Michigan, Second Lien Sewerage Disposal System                7/15 at 100.00        AAA          6,021,120
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured

        8,915   Detroit, Michigan, Senior Lien Water Supply System Revenue             7/08 at 100.00        AAA          8,919,725
                 Bonds, Series 1997A, 5.000%, 7/01/27 - MBIA Insured

        5,400   Detroit, Michigan, Sewer Disposal System Revenue Bonds,                7/16 at 100.00          A          5,038,740
                 Second Lien, Series 2006B, 4.625%, 7/01/34 - FGIC Insured

        4,290   Hancock Hospital Finance Authority, Michigan, FHA-Insured              8/08 at 100.00        AAA          4,325,693
                 Mortgage Hospital Revenue Bonds, Portage Health System Inc.,
                 Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) -
                 MBIA Insured

        5,000   Michigan State Building Authority, Revenue Refunding Bonds,           10/13 at 100.00        AAA          5,052,200
                 Facilities Program, Series 2003II, 5.000%, 10/15/29 -
                 MBIA Insured

       10,500   Michigan State Hospital Finance Authority, Hospital Revenue            8/08 at 101.00        Ba3          9,469,740
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/23

        1,000   Michigan State Hospital Finance Authority, Revenue Bonds,              5/15 at 100.00        BBB            867,600
                 Chelsea Community Hospital, Series 2005, 5.000%, 5/15/30

        2,000   Michigan State Hospital Finance Authority, Revenue Bonds,             12/16 at 100.00         AA          1,994,420
                 Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
       43,105   Total Michigan                                                                                           41,689,238
------------------------------------------------------------------------------------------------------------------------------------


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 1.2% (0.7% OF TOTAL INVESTMENTS)

$         650   Minneapolis-St. Paul Housing Finance Board, Minnesota,                 5/08 at 102.00        AAA        $   658,002
                 FNMA/GNMA Mortgage-Backed Securities Program Single
                 Family Mortgage Revenue Bonds, Series 1997, 5.800%, 11/01/30
                 (Alternative Minimum Tax)

        3,500   Minneapolis-St. Paul Metropolitan Airports Commission,                 1/11 at 100.00        AAA          3,736,180
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25 (Pre-refunded 1/01/11) - FGIC Insured

        2,875   Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,             8/16 at 100.00        N/R          2,337,519
                 Regions Hospital Parking Ramp Project, Series 2007-1,
                 5.000%, 8/01/36

------------------------------------------------------------------------------------------------------------------------------------
        7,025   Total Minnesota                                                                                           6,731,701
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 1.6% (0.9% OF TOTAL INVESTMENTS)

        2,975   Mississippi Hospital Equipment and Facilities Authority,               9/14 at 100.00         AA          2,990,827
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24

        5,180   Mississippi, General Obligation Refunding Bonds,                         No Opt. Call         AA          5,880,025
                 Series 2002A, 5.500%, 12/01/18

------------------------------------------------------------------------------------------------------------------------------------
        8,155   Total Mississippi                                                                                         8,870,852
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 0.8% (0.5% OF TOTAL INVESTMENTS)

        1,450   Cape Girardeau County Industrial Development Authority,                6/17 at 100.00        N/R          1,229,963
                 Missouri, Health Facilities Revenue Bonds, Southeast Missouri
                 Hospital Association, Series 2007, 5.000%, 6/01/36

        3,000   Missouri Health and Educational Facilities Authority, Revenue          5/13 at 100.00         AA          3,033,780
                 Bonds, BJC Health System, Series 2003, 5.125%, 5/15/24

------------------------------------------------------------------------------------------------------------------------------------
        4,450   Total Missouri                                                                                            4,263,743
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 1.7% (1.0% OF TOTAL INVESTMENTS)

        9,000   NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student                No Opt. Call        Aaa          9,359,820
                 Loan Program, Series 1993A-5A, 6.250%, 6/01/18 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 2.5% (1.5% OF TOTAL INVESTMENTS)

        4,500   Clark County School District, Nevada, General Obligation                 No Opt. Call        AAA          4,912,155
                 School Improvement Bonds, Series 1991A, 7.000%, 6/01/10 -
                 MBIA Insured

        7,000   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                   7/13 at 100.00        AAA          7,217,980
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

        5,425   Director of Nevada State Department of Business and Industry,            No Opt. Call        AAA          1,755,313
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 0.000%, 1/01/25 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,925   Total Nevada                                                                                             13,885,448
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 5.0% (2.9% OF TOTAL INVESTMENTS)

          500   Burlington County Bridge Commission, New Jersey, Economic              1/18 at 100.00        N/R            457,505
                 Development Revenue Bonds, The Evergreens Project,
                 Series 2007, 5.625%, 1/01/38

        1,100   New Jersey Health Care Facilities Financing Authority,                 7/10 at 101.00   BBB- (4)          1,223,695
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)

          880   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,              No Opt. Call        AAA          1,013,223
                 6.500%, 1/01/16 - MBIA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          300    6.500%, 1/01/16 - MBIA Insured (ETM)                                    No Opt. Call        AAA            344,865
        2,345    6.500%, 1/01/16 - MBIA Insured (ETM)                                    No Opt. Call        AAA          2,695,695

       11,960   Tobacco Settlement Financing Corporation, New Jersey,                  6/12 at 100.00        AAA         12,975,881
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32 (Pre-refunded 6/01/12)

        3,995   Tobacco Settlement Financing Corporation, New Jersey,                  6/13 at 100.00        AAA          4,651,618
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.750%, 6/01/39 (Pre-refunded 6/01/13)

        5,000   Tobacco Settlement Financing Corporation, New Jersey,                  6/17 at 100.00        BBB          3,954,600
                 Tobacco Settlement Asset-Backed Bonds, Series 2007-1A,
                 4.750%, 6/01/34

------------------------------------------------------------------------------------------------------------------------------------
       26,080   Total New Jersey                                                                                         27,317,082
------------------------------------------------------------------------------------------------------------------------------------


                                       53

NPT
Nuveen Premium Income Municipal Fund 4, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 8.3% (4.9% OF TOTAL INVESTMENTS)

$         855   Albany Industrial Development Agency, New York, Revenue                4/17 at 100.00        N/R        $   753,512
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/32

        1,200   Hempstead Industrial Development Agency, New York, Resource              No Opt. Call       Baa3          1,198,656
                 Recovery Revenue Refunding Bonds, American Ref-Fuel
                 Company of Hempstead LP, Series 2001, 5.000%, 12/01/10
                 (Mandatory put 6/01/10)

        4,070   Hudson Yards Infrastructure Corporation, New York, Revenue             2/17 at 100.00        Aaa          3,796,944
                 Bonds, Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

        3,300   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00        Aaa          3,051,015
                 Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

        6,740   New York City Transitional Finance Authority, New York, Future         5/08 at 101.00        AAA          6,813,668
                 Tax Secured Bonds, Fiscal Series 1998C, 5.000%, 5/01/26

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2000C:
        3,630    5.875%, 11/01/16 (Pre-refunded 5/01/10)                               5/10 at 101.00        AAA          3,916,879
          220    5.875%, 11/01/16 (Pre-refunded 5/01/10)                               5/10 at 101.00        AAA            237,343
        5,000    5.500%, 11/01/24 (Pre-refunded 5/01/10)                               5/10 at 101.00        AAA          5,357,650

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       10,800    5.500%, 6/01/16                                                       6/10 at 100.00        AA-         11,135,988
        2,500    5.500%, 6/01/18                                                       6/12 at 100.00        AA-          2,620,775

        6,250   Port Authority of New York and New Jersey, Special Project               No Opt. Call        AAA          6,884,500
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/15 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       44,565   Total New York                                                                                           45,766,930
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 2.9% (1.7% OF TOTAL INVESTMENTS)

          750   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/17 at 100.00        AA-            744,908
                 Health Care System Revenue Bonds, Carolinas Health Care,
                 Series 2007A, 5.000%, 1/15/31

        2,445   North Carolina Infrastructure Finance Corporation, Certificates        2/14 at 100.00        AA+          2,538,692
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/21

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric                No Opt. Call        AAA          2,143,680
                 Revenue Bonds, Series 1992, 6.000%, 1/01/11 - MBIA Insured

       10,000   North Carolina Municipal Power Agency 1, Catawba Electric              1/13 at 100.00        AAA         10,503,100
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,195   Total North Carolina                                                                                     15,930,380
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 3.3% (1.9% OF TOTAL INVESTMENTS)

        6,065   Buckeye Tobacco Settlement Financing Authority, Ohio,                  6/17 at 100.00        BBB          5,712,805
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Senior Lien, Series 2007A-2, 5.125%, 6/01/24

        8,065   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,           1/10 at 101.00        AAA          8,108,470
                 5.000%, 1/01/31 - FSA Insured

        3,000   Franklin County, Ohio, Development Revenue Bonds, American            10/09 at 101.00         A+          3,099,090
                 Chemical Society, Series 1999, 5.800%, 10/01/14

        1,000   Franklin County, Ohio, FHA-Insured Multifamily Housing                 7/08 at 100.00        Aa2            999,970
                 Mortgage Revenue Bonds, Hamilton Creek Apartments Project,
                 Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       18,130   Total Ohio                                                                                               17,920,335
------------------------------------------------------------------------------------------------------------------------------------


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 2.8% (1.6% OF TOTAL INVESTMENTS)

                Oklahoma Development Finance Authority, Revenue Bonds,
                Saint John Health System, Series 2007:
$       4,800    5.000%, 2/15/37                                                       2/17 at 100.00        AA-        $ 4,727,616
        2,655    5.000%, 2/15/42                                                       2/17 at 100.00        AA-          2,595,501

          280   Oklahoma Housing Finance Agency, Single Family Mortgage                3/10 at 101.00        Aaa            285,939
                 Revenue Bonds, Homeownership Loan Program, Series 2000C-2,
                 6.200%, 9/01/28 (Alternative Minimum Tax)

        4,185   Tulsa County Industrial Authority, Oklahoma, Health Care Revenue      12/16 at 100.00         AA          4,128,293
                 Bonds, Saint Francis Health System, Series 2006,
                 5.000%, 12/15/36

        3,340   Tulsa Industrial Authority, Oklahoma, Hospital Revenue                   No Opt. Call        AAA          3,495,611
                 Refunding Bonds, Hillcrest Medical Center, Series 1996,
                 6.500%, 6/01/09 - CONNIE LEE Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       15,260   Total Oklahoma                                                                                           15,232,960
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 1.9% (1.1% OF TOTAL INVESTMENTS)

          500   Bucks County Industrial Development Authority, Pennsylvania,           3/17 at 100.00        BBB            416,010
                 Charter School Revenue Bonds, School Lane Charter School,
                 Series 2007A, 5.000%, 3/15/37

        1,800   Pennsylvania Economic Development Financing Authority,                 7/08 at 100.00         B+          1,791,792
                 Senior Lien Resource Recovery Revenue Bonds, Northampton
                 Generating Project, Series 1994A, 6.400%, 1/01/09
                 (Alternative Minimum Tax)

        5,490   Pennsylvania Public School Building Authority, Lease Revenue          12/16 at 100.00        Aaa          5,348,028
                 Bonds, School District of Philadelphia, Series 2006B,
                 4.500%, 6/01/32 - FSA Insured (UB)

        2,600   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             12/14 at 100.00        AAA          2,727,790
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,390   Total Pennsylvania                                                                                       10,283,620
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 2.5% (1.5% OF TOTAL INVESTMENTS)

       12,390   Puerto Rico, General Obligation and Public Improvement                   No Opt. Call        AAA         13,952,130
                 Refunding Bonds, Series 1997, 6.500%, 7/01/13 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 3.5% (2.1% OF TOTAL INVESTMENTS)

       20,000   Rhode Island Tobacco Settlement Financing Corporation,                 6/12 at 100.00        BBB         19,316,199
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 4.3% (2.5% OF TOTAL INVESTMENTS)

        4,120   Medical University Hospital Authority, South Carolina,                 8/14 at 100.00        AAA          4,273,676
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 2/15/23 - MBIA Insured

        3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation            6/14 at 100.00         A+          2,946,540
                 Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 -
                 FGIC Insured

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, Series 1991:
        5,000    6.250%, 1/01/21 - FGIC Insured                                          No Opt. Call       Baa1          5,697,200
        5,750    4.000%, 1/01/23 - MBIA Insured                                        7/08 at 100.00        AAA          5,431,565

        5,085   Piedmont Municipal Power Agency, South Carolina, Electric                No Opt. Call        AAA          5,510,208
                 Revenue Refunding Bonds, Series 1998A, 5.500%, 1/01/13 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,955   Total South Carolina                                                                                     23,859,189
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH DAKOTA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,750   South Dakota Health and Educational Facilities Authority,             11/14 at 100.00        AA-          1,779,610
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------
                                       55

NPT
Nuveen Premium Income Municipal Fund 4, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 0.9% (0.5% OF TOTAL INVESTMENTS)

$       5,075   Knox County Health, Educational and Housing Facilities Board,           1/17 at 30.07         A-        $   683,907
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant
                 Health, Series 2006, 0.000%, 1/01/41

        1,500   Metropolitan Government of Nashville-Davidson County,                  5/08 at 102.00         AA          1,531,890
                 Tennessee, Electric System Revenue Bonds, Series 1998A,
                 5.200%, 5/15/23

          680   Sullivan County Health Educational and Housing Facilities              9/16 at 100.00       BBB+            610,858
                 Board, Tennessee, Revenue Bonds, Wellmont Health System,
                 Series 2006C, 5.250%, 9/01/36

                Sumner County Health, Educational, and Housing Facilities Board,
                Tennessee, Revenue Refunding Bonds, Sumner Regional Health
                System Inc., Series 2007:
          860    5.500%, 11/01/37                                                     11/17 at 100.00        N/R            799,740
        1,500    5.500%, 11/01/46                                                     11/17 at 100.00        N/R          1,360,095

------------------------------------------------------------------------------------------------------------------------------------
        9,615   Total Tennessee                                                                                           4,986,490
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 19.1% (11.2% OF TOTAL INVESTMENTS)

        3,000   Alliance Airport Authority, Texas, Special Facilities Revenue         12/12 at 100.00       CCC+          1,744,290
                 Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29
                 (Alternative Minimum Tax)

        5,440   Board of Regents, University of Texas System, Financing System         2/17 at 100.00        Aaa          4,668,357
                 Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

        4,000   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00       BBB-          3,618,200
                 Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/35 - FGIC Insured

        3,345   Columbia-Brazoria Independent School District, Texas,                  2/09 at 100.00        AAA          3,410,897
                 Unlimited Tax School Building Bonds, Series 1999,
                 4.750%, 2/01/25 (Pre-refunded 2/01/09)

        2,250   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/14 at 100.00        AAA          2,179,193
                 Bonds, Series 2004B, 5.000%, 11/01/27 - FSA Insured
                 (Alternative Minimum Tax)

        8,000   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/11 at 100.00         A+          8,126,640
                 Refunding and Improvement Bonds, Series 2001A,
                 5.875%, 11/01/19 - FGIC Insured (Alternative Minimum Tax)

        6,000   Garland Housing Finance Corporation, Texas, Multifamily               12/11 at 101.00        N/R          6,216,000
                 Housing Revenue Bonds, Legacy Pointe Apartments,
                 Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)

        7,000   Harris County Health Facilities Development Corporation,              11/13 at 100.00        AAA          7,036,820
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

       28,305   Houston, Texas, Hotel Occupancy Tax and Special Revenue                  No Opt. Call        AAA          9,151,573
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/28 - AMBAC Insured

        7,500   Houston, Texas, Junior Lien Water and Sewerage System                    No Opt. Call        AAA          8,743,425
                 Revenue Refunding Bonds, Series 2002A, 5.750%, 12/01/32 -
                 FSA Insured (ETM)

       33,505   Leander Independent School District, Williamson and Travis              8/14 at 25.08        AAA          5,961,210
                 Counties, Texas, General Obligation Bonds, Series 2006,
                 0.000%, 8/15/39

           89   Midland Housing Finance Corporation, Texas, Single Family              5/08 at 101.00        Aaa             90,881
                 Mortgage Revenue Refunding Bonds, Series 1992A,
                 8.450%, 12/01/11

                Montgomery Independent School District, Montgomery County,
                Texas, Unlimited Tax School Building and Refunding Bonds,
                Series 2001:
          730    5.500%, 2/15/21                                                       2/11 at 100.00        AAA            765,193
          760    5.500%, 2/15/23                                                       2/11 at 100.00        AAA            795,720

                Montgomery Independent School District, Montgomery County,
                Texas, Unlimited Tax School Building and Refunding Bonds,
                Series 2001:
        1,570    5.500%, 2/15/21 (Pre-refunded 2/15/11)                                2/11 at 100.00        Aaa          1,690,011
        1,640    5.500%, 2/15/23 (Pre-refunded 2/15/11)                                2/11 at 100.00        Aaa          1,765,362


                                       56

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

                Mt. Pleasant Independent School District, Titus County, Texas,
                General Obligation Refunding Bonds, Series 2001:
$       3,025    5.000%, 2/15/26                                                       8/11 at 100.00        Aaa        $ 3,072,432
        2,300    5.125%, 2/15/31                                                       8/11 at 100.00        Aaa          2,329,532

          700   Mt. Pleasant Independent School District, Titus County, Texas,         8/11 at 100.00        Aaa            752,976
                 General Obligation Refunding Bonds, Series 2001,
                 5.125%, 2/15/31 (Pre-refunded 8/15/11)

        6,000   Raven Hills Higher Education Corporation, Texas, Student               8/12 at 100.00        Aaa          6,481,740
                 Housing Revenue Bonds, Angelo State University - Texan
                 Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) -
                 MBIA Insured

        3,410   Retama Development Corporation, Texas, Special Facilities             12/12 at 100.00        AAA          4,050,432
                 Revenue Bonds, Retama Park Racetrack, Series 1993,
                 8.750%, 12/15/18 (Pre-refunded 12/15/12) (6)

        1,800   Sam Rayburn Municipal Power Agency, Texas, Power Supply               10/12 at 100.00         AA          1,886,256
                 System Revenue Refunding Bonds, Series 2002A,
                 5.750%, 10/01/21 - RAAI Insured

        4,700   Spring Branch Independent School District, Harris County,              2/11 at 100.00        AAA          5,008,978
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)

        3,200   Tarrant County Cultural & Educational Facilities Financing             2/17 at 100.00        AA-          3,152,480
                 Corporation, Texas, Revenue Bonds, Series 2007A,
                 5.000%, 2/15/36

          800   Texas, General Obligation Bonds, Transportation Commission             4/17 at 100.00         AA            740,232
                 Mobility Fund, Series 2007, Residuals 1872-1,
                 8.234%, 4/01/33 (IF)

        3,000   Texas, General Obligation Bonds, Transportation                        4/17 at 100.00         AA          2,775,870
                 Commission Mobility Fund, Series 2007, Residuals 1872-2,
                 8.234%, 4/01/33 (IF)

        8,500   Travis County Health Facilities Development Corporation,               5/08 at 100.00        Aaa          8,934,435
                 Texas, Hospital Revenue Bonds, Daughters of Charity National
                 Health System, Series 1993B, 6.000%, 11/15/22 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
      150,569   Total Texas                                                                                              105,149,135
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 2.2% (1.3% OF TOTAL INVESTMENTS)

        4,845   Bountiful, Davis County, Utah, Hospital Revenue Refunding             12/08 at 101.00        N/R          4,441,751
                 Bonds, South Davis Community Hospital Project,
                 Series 1998, 5.750%, 12/15/18

        4,995   Intermountain Power Agency, Utah, Power Supply Revenue                 6/08 at 101.00    Aa3 (4)          5,005,440
                 Bonds, Series 1996A, 6.150%, 7/01/14 (ETM)

          500   Utah Housing Finance Agency, Single Family Mortgage Bonds,             7/10 at 100.00         AA            512,735
                 Series 2000G, 5.875%, 7/01/27 (Alternative Minimum Tax)

                Utah Housing Finance Agency, Single Family Mortgage Bonds,
                Series 2001C:
        1,400    5.500%, 1/01/18 (Alternative Minimum Tax)                             1/11 at 100.00        AA-          1,431,010
          490    5.650%, 1/01/21 (Alternative Minimum Tax)                             1/11 at 100.00        Aaa            493,597

------------------------------------------------------------------------------------------------------------------------------------
       12,230   Total Utah                                                                                               11,884,533
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 1.5% (0.9% OF TOTAL INVESTMENTS)

        8,190   Hampton, Virginia, Revenue Bonds, Convention Center Project,           1/13 at 100.00        AAA          8,226,855
                 Series 2002, 5.000%, 1/15/35 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 10.7% (6.3% OF TOTAL INVESTMENTS)

        1,855   Chelan County Public Utility District 1, Washington, Hydro             7/09 at 101.00         AA          1,917,903
                 Consolidated System Revenue Bonds, Series 1999A,
                 6.200%, 7/01/34 (Alternative Minimum Tax)

        2,500   Energy Northwest, Washington, Electric Revenue Refunding               7/12 at 100.00        AAA          2,715,825
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.750%, 7/01/17 - MBIA Insured

          220   Grant County Public Utility District 2, Washington, Revenue            1/15 at 100.00    N/R (4)            241,595
                 Bonds, Wanapum Hydroelectric Development, Series 2005A,
                 5.000%, 1/01/34 (Pre-refunded 1/01/15) - FGIC Insured


                                       57

NPT
Nuveen Premium Income Municipal Fund 4, Inc. (continued)
Portfolio of INVESTMENTS April 30, (2008) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON (continued)

$       5,780   Grant County Public Utility District 2, Washington, Revenue            1/15 at 100.00        AA-        $ 5,730,061
                 Bonds, Wanapum Hydroelectric Development, Series 2005A,
                 5.000%, 1/01/34 - FGIC Insured

        1,500   Snohomish County School District 6, Mukilteo, Washington,                No Opt. Call        Aa3          1,641,045
                 Unlimited Tax General Obligation and Refunding Bonds,
                 Series 1993, 5.700%, 12/01/12 - FGIC Insured

        8,155   Tacoma, Washington, Electric System Revenue Refunding Bonds,           1/11 at 101.00        AAA          8,885,851
                 Series 2001A, 5.750%, 1/01/20 (Pre-refunded 1/01/11) -
                 FSA Insured

        4,705   Tacoma, Washington, Sewerage Revenue Refunding Bonds,                    No Opt. Call        Aa3          4,856,736
                 Series 1994B, 8.000%, 12/01/08 - FGIC Insured

       11,000   Washington Public Power Supply System, Revenue Refunding                 No Opt. Call        Aaa         11,587,400
                 Bonds, Nuclear Project 3, Series 1993B, 7.000%, 7/01/09

        4,700   Washington Public Power Supply System, Revenue Refunding               7/08 at 102.00        Aaa          4,805,703
                 Bonds, Nuclear Project 3, Series 1998A, 5.125%, 7/01/18

        2,000   Washington State Health Care Facilities Authority, Revenue               No Opt. Call        N/R          1,868,100
                 Bonds, Northwest Hospital and Medical Center of Seattle,
                 Series 2007, 5.700%, 12/01/32

        1,000   Washington State Healthcare Facilities Authority, Revenue Bonds,       8/13 at 102.00        AAA          1,005,390
                 Harrison Memorial Hospital, Series 1998, 5.000%, 8/15/28 -
                 AMBAC Insured

        2,000   Washington State Healthcare Facilities Authority, Revenue Bonds,       8/08 at 102.00         AA          1,997,920
                 Highline Community Hospital, Series 1998, 5.000%, 8/15/21 -
                 RAAI Insured

        5,500   Washington State Healthcare Facilities Authority, Revenue             11/08 at 101.00        Aaa          5,624,355
                 Bonds, Swedish Health Services, Series 1998,
                 5.500%, 11/15/14 - AMBAC Insured

        1,460   Washington State Healthcare Facilities Authority, Revenue              8/17 at 100.00        BBB          1,374,400
                 Bonds, Virginia Mason Medical Center, Series 2007B,
                 5.750%, 8/15/37 - ACA Insured

        4,485   Washington State Tobacco Settlement Authority, Tobacco                 6/13 at 100.00        BBB          4,575,866
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

------------------------------------------------------------------------------------------------------------------------------------
       56,860   Total Washington                                                                                         58,828,150
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 3.0% (1.8% OF TOTAL INVESTMENTS)

          500   Wisconsin Health and Educational Facilities Authority,                12/08 at 100.00        AAA            504,890
                 Revenue Bonds, Medical College of Wisconsin Inc.,
                 Series 1996, 5.500%, 12/01/26 - MBIA Insured

        7,500   Wisconsin Health and Educational Facilities Authority,                 2/12 at 101.00        AAA          7,562,550
                 Revenue Bonds, Ministry Healthcare Inc., Series 2002A,
                 5.250%, 2/15/32 - MBIA Insured

        4,000   Wisconsin Health and Educational Facilities Authority, Revenue         8/16 at 100.00         A-          3,436,080
                 Bonds, Wheaton Franciscan Healthcare System, Series 2006,
                 5.250%, 8/15/34

        5,000   Wisconsin State, General Obligation Bonds, Series 2006A,               5/16 at 100.00        AA-          5,096,702
                 4.750%, 5/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,000   Total Wisconsin                                                                                          16,600,222
------------------------------------------------------------------------------------------------------------------------------------
$   1,053,983   Total Long-Term Investments (cost $914,130,046) - 169.2%                                                 931,054,913
=============-----------------------------------------------------------------------------------------------------------------------


                                       58

   PRINCIPAL
AMOUNT (000)    DESCRIPTION (1)                                                                         RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 1.5% (0.9% OF TOTAL INVESTMENTS)

$       8,035   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,                                 VMIG-1        $ 8,035,000
                 ROCS 660, Variable Rate Demand Obligations, 4.010%, 5/01/34 -
                 FGIC Insured (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $8,035,000)                                                            8,035,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $922,165,046) - 170.7%                                                          939,089,913
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (11.7)%                                                                     (64,348,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                     13,950,967
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (61.5)% (7)                                                   (338,400,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $550,292,880
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               (6) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

               (7) Preferred Shares, at Liquidation Value as a percentage of total investments is (36.0)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

Statement of
ASSETS & LIABILITIES
                                                      April 30, 2008 (Unaudited)

                                                                                         PREMIUM           PREMIUM          PREMIUM
                                                                                          INCOME          INCOME 2         INCOME 4
                                                                                           (NPI)             (NPM)            (NPT)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,456,416,984,
   $949,722,253 and $922,165,046, respectively)                                   $1,471,860,331      $969,062,662     $939,089,913
Cash                                                                                   7,961,532         6,287,115        2,269,348
Receivables:
   Interest                                                                           22,588,939        14,569,655       15,066,553
   Investments sold                                                                    4,983,063           140,307          197,755
Other assets                                                                             162,926           108,087           92,476
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                 1,507,556,791       990,167,826      956,716,045
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Floating rate obligations                                                             71,704,000        55,440,000       64,348,000
Unrealized depreciation on forward swaps                                               1,486,024                --               --
Payable for investments purchased                                                      4,950,847         5,932,951          992,186
Accrued expenses:
   Management fees                                                                       703,429           462,873          444,492
   Other                                                                                 407,647           230,888          228,196
Common share dividends payable                                                         3,162,593         2,053,729        1,891,348
Preferred share dividends payable                                                        186,167           124,053          118,943
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                               82,600,707        64,244,494       68,023,165
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                               525,000,000       347,000,000      338,400,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  899,956,084      $578,923,332     $550,292,880
====================================================================================================================================
Common shares outstanding                                                             63,785,430        40,796,161       43,236,703
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                          $        14.11      $      14.19     $      12.73
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                           $      637,854        $  407,962       $  432,367
Paid-in surplus                                                                      901,373,271       566,753,019      587,213,985
Undistributed (Over-distribution of) net investment income                             1,310,002            96,027          143,915
Accumulated net realized gain (loss) from investments and
   derivative transactions                                                           (17,322,366)       (7,674,085)     (54,422,254)
Net unrealized appreciation (depreciation) of investments and
   derivative transactions                                                            13,957,323        19,340,409       16,924,867
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  899,956,084      $578,923,332     $550,292,880
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000      200,000,000
   Preferred                                                                           1,000,000         1,000,000        1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
OPERATIONS
                                     Six Months Ended April 30, 2008 (Unaudited)

                                                                                         PREMIUM           PREMIUM          PREMIUM
                                                                                          INCOME          INCOME 2         INCOME 4
                                                                                           (NPI)             (NPM)            (NPT)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                   $ 38,228,015      $ 24,560,494     $ 24,152,719
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        4,319,499         2,842,682        2,724,996
Preferred shares - auction fees                                                          652,665           431,380          420,689
Preferred shares - dividend disbursing agent fees                                         29,857            29,825           39,708
Shareholders' servicing agent fees and expenses                                           65,817            22,959           32,679
Interest expense on floating rate obligations                                          1,243,528           857,974          991,635
Custodian's fees and expenses                                                            118,334            83,513           83,422
Directors' fees and expenses                                                              13,445             9,245            8,937
Professional fees                                                                         34,772            26,426           25,747
Shareholders' reports - printing and mailing expenses                                     73,261            47,228           50,766
Stock exchange listing fees                                                               11,054             7,087            7,492
Investor relations expense                                                                90,407            56,917           56,789
Other expenses                                                                            31,995            23,083           22,525
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                             6,684,634         4,438,319        4,465,385
   Custodian fee credit                                                                  (92,884)          (61,357)         (23,346)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           6,591,750         4,376,962        4,442,039
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 31,636,265        20,183,532       19,710,680
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                                        (6,902,739)       (4,871,181)      (4,234,423)
   Forward swaps                                                                        (526,200)       (2,800,000)               --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                       (31,703,879)      (18,607,393)     (17,681,900)
   Forward swaps                                                                      (1,744,619)          791,405                --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                              (40,877,437)      (25,487,169)     (21,916,323)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                            (9,385,342)       (6,005,565)      (6,191,352)
From accumulated net realized gains                                                           --          (408,199)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                       (9,385,342)       (6,413,764)      (6,191,352)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                  $(18,626,514)     $(11,717,401)    $ (8,396,995)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
CHANGES in NET ASSETS (Unaudited)

                                       PREMIUM INCOME (NPI)              PREMIUM INCOME 2 (NPM)             PREMIUM INCOME 4 (NPT)
                               -------------------------------      -----------------------------      -----------------------------
                                  SIX MONTHS              YEAR        SIX MONTHS             YEAR        SIX MONTHS            YEAR
                                       ENDED             ENDED             ENDED            ENDED             ENDED           ENDED
                                     4/30/08          10/31/07           4/30/08         10/31/07           4/30/08        10/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 31,636,265      $ 62,570,194      $ 20,183,532     $ 40,002,526      $ 19,710,680    $ 38,765,346
Net realized gain (loss) from:
   Investments                    (6,902,739)        1,507,533        (4,871,181)         195,490        (4,234,423)      1,759,555
   Forward swaps                    (526,200)               --        (2,800,000)              --                --              --
   Futures                                --                --                --        1,150,416                --              --
Change in net unrealized
   appreciation
   (depreciation) of:
   Investments                   (31,703,879)      (36,823,378)      (18,607,393)     (24,279,042)      (17,681,900)    (21,333,407)
   Forward swaps                  (1,744,619)          258,595           791,405         (791,405)               --              --
Distributions to
   Preferred Shareholders:
   From net investment income     (9,385,342)      (18,733,665)       (6,005,565)     (12,176,545)       (6,191,352)    (12,206,944)
   From accumulated net
      realized gains                      --                --          (408,199)        (242,538)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations               (18,626,514)        8,779,279       (11,717,401)       3,858,902        (8,396,995)       6,984,550
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (22,637,451)      (45,160,091)      (14,176,944)     (28,315,494)      (12,737,548)    (27,498,549)
From accumulated net
   realized gains                         --                --          (938,312)        (706,808)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common
   shares from distributions
   to Common shareholders        (22,637,451)      (45,160,091)      (15,115,256)     (29,022,302)      (12,737,548)    (27,498,549)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares repurchased                 --                --           (60,864)      (4,000,767)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to
   Common shares
   from capital
   share transactions                     --                --           (60,864)      (4,000,767)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to
   Common shares                 (41,263,965)      (36,380,812)      (26,893,521)     (29,164,167)      (21,134,543)    (20,513,999)
Net assets applicable
   to Common shares
   at the beginning
   of period                     941,220,049       977,600,861       605,816,853      634,981,020       571,427,423     591,941,422
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $899,956,084      $941,220,049      $578,923,332     $605,816,853      $550,292,880    $571,427,423
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income
   at the end of period         $  1,310,002      $  1,696,530      $     96,027     $     95,004      $    143,915    $   (637,865)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
CASH FLOWS
                                     Six Months Ended April 30, 2008 (Unaudited)

                                                                                                                            PREMIUM
                                                                                                                           INCOME 4
                                                                                                                              (NPT)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                                      $ (8,396,995)
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
   Purchases of investments                                                                                             (38,798,913)
   Proceeds from sales and maturities of investments                                                                     52,629,832
   Proceeds from (Purchases of) short-term investments, net                                                              (8,035,000)
   Amortization/(Accretion) of premiums and discounts, net                                                                 (358,510)
   (Increase) Decrease in receivable for interest                                                                          (171,538)
   (Increase) Decrease in receivable for investments sold                                                                 1,326,994
   (Increase) Decrease in other assets                                                                                       29,719
   Increase (Decrease) in payable for investments purchased                                                                 992,186
   Increase (Decrease) in accrued management fees                                                                           (25,732)
   Increase (Decrease) in accrued other liabilities                                                                          26,811
   Increase (Decrease) in Preferred share dividends payable                                                                   6,008
   Net realized (gain) loss from investments                                                                              4,234,423
   Net realized (gain) loss from paydowns                                                                                       434
   Change in net unrealized (appreciation) depreciation of investments                                                   17,681,900
   Taxes paid on undistributed capital gains                                                                                 (7,766)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                                                   21,133,853
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in floating rate obligations                                                                         (6,310,000)
Cash distributions paid to Common shareholders                                                                          (12,722,055)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                                                  (19,032,055)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                                           2,101,798
Cash at the beginning of period                                                                                             167,550
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                                              $  2,269,348
====================================================================================================================================


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest on floating rate obligations was $991,635.

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors. Futures contracts are valued using the closing settlement price, or in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap or futures contract, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective April 30, 2008, the Funds adopted Financial Accounting Standards Board
(FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended April 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      3,800        2,000        2,200
   Series M2                                     2,000           --           --
   Series T                                      3,800        3,000        2,000
   Series T2                                        --           --        1,328
   Series W                                      3,800        2,000        1,680
   Series W2                                        --           --          520
   Series TH                                     3,800        3,000        2,680
   Series F                                      3,800        2,000        1,800
   Series F2                                        --        1,880        1,328
--------------------------------------------------------------------------------
Total                                           21,000       13,880       13,536
================================================================================

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear,'' and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate'' applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares.

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended April 30, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2008, were as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Average floating rate obligations          $84,538,393  $58,707,325  $67,893,850
Average annual interest rate and fees            2.96%        2.94%        2.94%
================================================================================

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Each Fund invested in forward interest rate swap transactions during the six months ended April 30, 2008.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin, when applicable. None of the Funds invested in futures contracts during the six months ended April 30, 2008.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

On July 10, 2007, the Board of Directors of Premium Income 2 (NPM) approved an open-market share repurchase program, as part of a broad, ongoing effort designed to support the market prices of the Fund's Common shares. Under the terms of the program, the Fund may repurchase up to 10% of its outstanding Common shares.

Transactions in Common shares were as follows:

                                                PREMIUM                    PREMIUM                   PREMIUM
                                             INCOME (NPI)              INCOME 2 (NPM)             INCOME 4 (NPT)
                                       ------------------------    -----------------------   ------------------------
                                       SIX MONTHS                  SIX MONTHS                SIX MONTHS
                                            ENDED    YEAR ENDED         ENDED   YEAR ENDED        ENDED    YEAR ENDED
                                          4/30/08      10/31/07       4/30/08     10/31/07      4/30/08      10/31/07
---------------------------------------------------------------------------------------------------------------------
Common shares repurchased                      --            --        (4,800)    (292,700)          --            --
---------------------------------------------------------------------------------------------------------------------
Weighted average price per
   Common share repurchased                    --            --        $12.66       $13.65           --            --
Weighted average discount per
   Common share repurchased                    --            --         12.81%        7.30%          --            --
=====================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended April 30, 2008, were as follows:

                                             PREMIUM       PREMIUM       PREMIUM
                                              INCOME      INCOME 2      INCOME 4
                                               (NPI)         (NPM)         (NPT)
--------------------------------------------------------------------------------
Purchases                               $ 60,774,801   $35,741,648   $38,798,913
Sales and maturities                     122,873,189    50,229,911    52,629,832
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2008, the cost of investments was as follows:

                                             PREMIUM       PREMIUM       PREMIUM
                                              INCOME      INCOME 2      INCOME 4
                                               (NPI)         (NPM)         (NPT)
--------------------------------------------------------------------------------
Cost of investments                   $1,383,613,534  $893,899,398  $857,387,887
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

                                                                                 PREMIUM        PREMIUM        PREMIUM
                                                                                  INCOME       INCOME 2       INCOME 4
                                                                                   (NPI)          (NPM)          (NPT)
----------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                             $ 49,383,545   $ 33,270,376   $ 32,133,395
   Depreciation                                                              (32,850,048)   (13,553,411)   (14,782,658)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                   $ 16,533,497   $ 19,716,965   $ 17,350,737
======================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2007, the Funds' last tax year end, were as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income *       $4,476,869   $2,091,171     $945,176
Undistributed net ordinary income **            79,841      231,532      224,239
Undistributed net long-term capital gains           --    1,257,894           --
================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2007, paid on November 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                     PREMIUM      PREMIUM      PREMIUM
                                                      INCOME     INCOME 2     INCOME 4
                                                       (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $63,910,797  $40,521,587  $39,978,752
Distributions from net ordinary income **                 --           --           --
Distributions from net long-term capital gains            --      949,346           --
======================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2007, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                           PREMIUM       PREMIUM
                                                            INCOME      INCOME 4
                                                             (NPI)         (NPT)
--------------------------------------------------------------------------------
Expiration:
   October 31, 2008                                     $       --   $   355,272
   October 31, 2009                                             --            --
   October 31, 2010                                             --    18,079,555
   October 31, 2011                                      5,278,911    24,792,603
   October 31, 2012                                             --            --
   October 31, 2013                                             --     6,161,830
   October 31, 2014                                      4,614,516       806,337
--------------------------------------------------------------------------------
Total                                                   $9,893,427   $50,195,597
================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2008, the complex-level fee rate was .1855%.

The complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 2, 2008, to shareholders of record on May 15, 2008, as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Dividend per share                              $.0590       $.0575       $.0485
================================================================================

Auction Rate Preferred Shares (ARPS)

On June 11, 2008, Nuveen announced the Fund Board's approval of plans to use tender option bonds (TOBs), also known as inverse floating rate securities or inverse floaters, to refinance a portion of the funds' outstanding ARPS, whose auctions have been failing for several months, including an initial phase of approximately $1 billion in forty-one funds. Of this amount, Nuveen expects that approximately $560 million in ARPS redemption notices will be issued shortly for thirteen funds, including Premium Income Municipal Fund (NPI), Premium Income Municipal Fund 2 (NPM) and Premium Income Municipal Fund 4 (NPT).

Financial
HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                    Investment Operations                                  Less Distributions
                              -----------------------------------------------------------------    --------------------------------
                                                         Distributions   Distributions
                                                              from Net            from                    Net
                   Beginning                                Investment         Capital             Investment    Capital
                      Common                      Net        Income to        Gains to              Income to   Gains to
                       Share         Net    Realized/        Preferred       Preferred                 Common     Common
                   Net Asset  Investment   Unrealized           Share-          Share-                 Share-     Share-
                       Value      Income   Gain (Loss)         holders+        holders+   Total       holders    holders     Total
===================================================================================================================================
PREMIUM INCOME (NPI)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)               $14.76      $ .50         $(.65)           $(.15)           $ --   $ (.30)        $(.35)      $ --    $ (.35)
2007                   15.33        .98          (.55)            (.29)             --      .14          (.71)        --      (.71)
2006                   14.85       1.00           .49             (.26)             --     1.23          (.75)        --      (.75)
2005                   15.20        .98          (.26)            (.16)             --      .56          (.91)        --      (.91)
2004                   14.87       1.01           .36             (.08)             --     1.29          (.96)        --      (.96)
2003                   14.87       1.05          (.03)            (.07)             --      .95          (.95)        --      (.95)
PREMIUM INCOME 2 (NPM)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                14.85        .49          (.62)            (.15)           (.01)    (.29)         (.35)      (.02)     (.37)
2007                   15.45        .97          (.55)            (.30)           (.01)     .11          (.69)      (.02)     (.71)
2006                   15.07        .97           .49             (.25)           (.01)    1.20          (.76)      (.06)     (.82)
2005                   15.53        .98          (.24)            (.16)           (.01)     .57          (.93)      (.10)    (1.03)
2004                   15.09       1.02           .48             (.08)             --     1.42          (.98)        --      (.98)
2003                   15.27       1.08          (.10)            (.07)           (.01)     .90          (.98)      (.10)    (1.08)
===================================================================================================================================
                                                       Total Returns
                                                   --------------------
                                                                Based
                            Ending                                 on
                            Common                  Based      Common
                             Share     Ending          on   Share Net
                         Net Asset     Market      Market       Asset
                             Value      Value       Value*      Value*
=======================================================================
PREMIUM INCOME (NPI)
-----------------------------------------------------------------------
Year Ended 10/31:
2008(b)                     $14.11     $13.12        1.33%      (1.99)%
2007                         14.76      13.30       (1.02)        .93
2006                         15.33      14.13        7.52        8.53
2005                         14.85      13.87        3.37        3.71
2004                         15.20      14.30        8.82        9.00
2003                         14.87      14.06        6.48        6.58
PREMIUM INCOME 2 (NPM)
-----------------------------------------------------------------------
Year Ended 10/31:
2008(b)                      14.19      13.19        2.32       (1.94)
2007                         14.85      13.25        (.81)        .71
2006                         15.45      14.05        6.71        8.24
2005                         15.07      13.97        2.98        3.71
2004                         15.53      14.57        9.48        9.77
2003                         15.09      14.25        6.57        6.07
=======================================================================
                                                                Ratios/Supplemental Data
                     ---------------------------------------------------------------------------------------------------------------
                                           Ratios to Average Net Assets               Ratios to Average Net Assets
                                           Applicable to Common Shares                Applicable to Common Shares
                                              Before Credit/Refund                       After Credit/Refund**
                                   -----------------------------------------   -----------------------------------------
                          Ending
                             Net
                          Assets
                      Applicable       Expenses       Expenses          Net        Expenses       Expenses          Net   Portfolio
                       to Common      Including      Excluding   Investment       Including      Excluding   Investment    Turnover
                     Shares (000)  Interest++(a)  Interest++(a)     Income++   Interest++(a)  Interest++(a)     Income++       Rate
====================================================================================================================================
PREMIUM INCOME (NPI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                 $899,956        1.46%***       1.19%***     6.90%***        1.44%***       1.17%***     6.92%***          4%
2007                     941,220        1.56           1.17         6.52            1.54           1.16         6.54             14
2006                     977,601        1.19           1.19         6.64            1.16           1.16         6.68             15
2005                     947,446        1.19           1.19         6.44            1.18           1.18         6.45             20
2004                     969,539        1.21           1.21         6.76            1.20           1.20         6.76             17
2003                     948,312        1.22           1.22         7.02            1.22           1.22         7.02             24
PREMIUM INCOME 2 (NPM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                  578,923        1.51***        1.22***      6.85***         1.49***        1.20***      6.87***           4
2007                     605,817        1.62           1.19         6.44            1.60           1.18         6.45             12
2006                     634,981        1.20           1.20         6.42            1.20           1.20         6.43             15
2005                     619,282        1.20           1.20         6.40            1.19           1.19         6.40             15
2004                     637,981        1.21           1.21         6.75            1.21           1.21         6.76             23
2003                     619,916        1.22           1.22         7.06            1.21           1.21         7.07             21
====================================================================================================================================

                                                       Floating Rate Obligations
                   Preferred Shares at End of Period       at End of Period
               --------------------------------------  -------------------------
                 Aggregate   Liquidation                 Aggregate
                    Amount    and Market        Asset       Amount        Asset
               Outstanding         Value     Coverage  Outstanding     Coverage
                      (000)    Per Share    Per Share         (000)  Per $1,000
================================================================================
PREMIUM INCOME (NPI)
--------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)           $525,000       $25,000      $67,855      $71,704      $20,873
2007               525,000        25,000       69,820       93,734       16,642
2006               525,000        25,000       71,552           --           --
2005               525,000        25,000       70,116           --           --
2004               525,000        25,000       71,169           --           --
2003               525,000        25,000       70,158           --           --

PREMIUM INCOME 2 (NPM)
--------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)            347,000        25,000       66,709       55,440       17,701
2007               347,000        25,000       68,647       61,125       16,588
2006               347,000        25,000       70,748           --           --
2005               347,000        25,000       69,617           --           --
2004               347,000        25,000       70,964           --           --
2003               347,000        25,000       69,663           --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and legal fee refund, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1- Inverse Floating Rate Securities.

(b)  For the six months ended April 30, 2008.

                                 See accompanying notes to financial statements.


                                  72-73 SPREAD

Financial
HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                    Investment Operations                                  Less Distributions
                              -----------------------------------------------------------------    --------------------------------
                                                         Distributions   Distributions
                                                              from Net            from                    Net
                   Beginning                                Investment         Capital             Investment    Capital
                      Common                      Net        Income to        Gains to              Income to   Gains to
                       Share         Net    Realized/        Preferred       Preferred                 Common     Common
                   Net Asset  Investment   Unrealized           Share-          Share-                 Share-     Share-
                       Value      Income   Gain (Loss)         holders+        holders+   Total       holders    holders     Total
====================================================================================================================================
PREMIUM INCOME 4 (NPT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)               $13.22        $.46        $(.52)           $(.14)           $ --   $ (.20)        $(.29)      $ --     $(.29)
2007                   13.69         .90         (.45)            (.28)             --      .17          (.64)        --      (.64)
2006                   13.38         .90          .35             (.25)             --     1.00          (.69)        --      (.69)
2005                   13.54         .91         (.10)            (.16)             --      .65          (.81)        --      (.81)
2004                   13.15         .94          .40             (.08)             --     1.26          (.87)        --      (.87)
2003                   13.46         .93         (.32)            (.07)             --      .54          (.85)        --      (.85)
====================================================================================================================================
                                                    Total Returns
                                                --------------------
                                                             Based
                         Ending                                 on
                         Common                  Based      Common
                          Share     Ending          on   Share Net
                      Net Asset     Market      Market       Asset
                          Value      Value       Value*      Value*
====================================================================
PREMIUM INCOME 4 (NPT)
--------------------------------------------------------------------
Year Ended 10/31:
2008(b)                  $12.73     $11.46       (.14)%      (1.47)%
2007                      13.22      11.77      (3.30)        1.25
2006                      13.69      12.80       9.89         7.72
2005                      13.38      12.31       3.07         4.87
2004                      13.54      12.74       8.98         9.90
2003                      13.15      12.52       3.09         4.12
====================================================================
                                                               Ratios/Supplemental Data
                     --------------------------------------------------------------------------------------------------------------
                                           Ratios to Average Net Assets               Ratios to Average Net Assets
                                           Applicable to Common Shares                Applicable to Common Shares
                                              Before Credit/Refund                       After Credit/Refund**
                                   -----------------------------------------   -----------------------------------------
                          Ending
                             Net
                          Assets
                      Applicable       Expenses       Expenses          Net        Expenses       Expenses          Net   Portfolio
                       to Common      Including      Excluding   Investment       Including      Excluding   Investment    Turnover
                     Shares (000)  Interest++(a)  Interest++(a)     Income++   Interest++(a)  Interest++(a)     Income++       Rate
====================================================================================================================================
PREMIUM INCOME 4 (NPT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                 $550,293        1.60%***      1.25%***     7.07%***         1.59%***       1.24%***    7.08%***           4%
2007                     571,427        1.69          1.23         6.68             1.68           1.22        6.69              14
2006                     591,941        1.25          1.25         6.70             1.23           1.23        6.71               9
2005                     578,517        1.26          1.26         6.63             1.22           1.22        6.66               7
2004                     585,284        1.30          1.30         7.10             1.29           1.29        7.10               6
2003                     568,776        1.36          1.36         6.95             1.35           1.35        6.96              17
====================================================================================================================================

                                                       Floating Rate Obligations
                   Preferred Shares at End of Period       at End of Period
               --------------------------------------  -------------------------
                 Aggregate   Liquidation                 Aggregate
                    Amount    and Market        Asset       Amount        Asset
               Outstanding         Value     Coverage  Outstanding     Coverage
                      (000)    Per Share    Per Share         (000)  Per $1,000
================================================================================
PREMIUM INCOME 4 (NPT)
--------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)           $338,400       $25,000      $65,654      $64,348      $14,811
2007               338,400        25,000       67,215       70,818       13,847
2006               338,400        25,000       68,731           --           --
2005               338,400        25,000       67,739           --           --
2004               338,400        25,000       68,239           --           --
2003               338,400        25,000       67,019           --           --
================================================================================
* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and legal fee refund, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1- Inverse Floating Rate Securities.

(b)  For the six months ended April 30, 2008.

                                 See accompanying notes to financial statements.


                                  74-75 SPREAD

Reinvest Automatically
EASILY and CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT


[] Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

[] Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

[] Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

[] Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

[] Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

[] Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

[] Net Asset Value (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

[] Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

[] Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange
(NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.


BOARD OF DIRECTORS
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, NPM repurchased 4,800 common shares. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


We offer many different investing solutions for our clients' different needs.

Managing $153 billion in assets, as of March 31, 2008, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.


Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:                    www.nuveen.com/etf
                                                     Share prices
                                                     Fund details
                                                     Daily financial news
                                                     Investor education
                                                     Interactive planning tools


                                                                     ESA-E-0408D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premium Income Municipal Fund 4, Inc.
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: July 9, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 9, 2008
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 9, 2008
    -------------------------------------------------------------------